Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	CTRIP COM INTERNATIONAL LTD
Entity Central Index Key	0001269238
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	32,354,634
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Product development USD ($)	Dec. 31, 2012 Product development CNY	Dec. 31, 2011 Product development CNY	Dec. 31, 2010 Product development CNY	Dec. 31, 2012 Sales and marketing USD ($)	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2011 Sales and marketing CNY	Dec. 31, 2010 Sales and marketing CNY	Dec. 31, 2012 General and administrative USD ($)	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY
Revenues:
Hotel reservation	$ 273,270,184	1,702,500,571	1,486,898,858	1,278,043,673
Air-ticketing	271,309,594	1,690,285,903	1,437,118,164	1,206,921,479
Packaged-tour	110,698,164	689,660,631	534,640,183	380,307,487
Corporate travel	32,063,060	199,756,068	161,610,123	129,658,427
Others	20,383,154	126,989,085	106,036,864	71,781,955
Total revenues	707,724,156	4,409,192,258	3,726,304,192	3,066,713,021
Less: business tax and related surcharges	(40,192,133)	(250,401,009)	(228,219,564)	(185,479,524)
Net revenues	667,532,023	4,158,791,249	3,498,084,628	2,881,233,497
Cost of revenues	(166,576,956)	(1,037,791,093)	(805,129,784)	(625,261,342)
Gross profit	500,955,067	3,121,000,156	2,692,954,844	2,255,972,155
Operating expenses:
Product development	(146,370,800)	(911,904,722)	(601,485,367)	(453,853,000)
Sales and marketing	(157,943,238)	(984,002,165)	(624,599,686)	(453,292,701)
General and administrative	(91,569,552)	(570,487,457)	(400,875,621)	(294,701,167)
Total operating expenses	(395,883,590)	(2,466,394,344)	(1,626,960,674)	(1,201,846,868)
Income from operations	105,071,477	654,605,812	1,065,994,170	1,054,125,287
Interest income	26,612,729	165,799,964	106,002,655	37,585,865
Other income	20,912,657	130,287,943	117,623,725	99,125,516
Income before income tax expense, equity in income of affiliates and noncontrolling interests	152,596,863	950,693,719	1,289,620,550	1,190,836,668
Income tax expense	(47,274,676)	(294,525,956)	(262,186,225)	(205,016,961)
Equity in income of affiliates	5,512,432	34,343,000	57,525,830	66,171,992
Net income	110,834,619	690,510,763	1,084,960,155	1,051,991,699
Less: Net (income) / loss attributable to noncontrolling interests	3,835,428	23,895,101	(8,545,258)	(3,921,959)
Net income attributable to Ctrip's shareholders	114,670,047	714,405,864	1,076,414,897	1,048,069,740
Net income	110,834,619	690,510,763	1,084,960,155	1,051,991,699
Other comprehensive income:
Foreign currency translation	3,377,112	21,039,744	(94,851,411)	(70,001,987)
Unrealized securities holding gains / (losses), net of tax	14,871,007	92,647,858	(276,586,950)	346,716,514
Total comprehensive income	129,082,738	804,198,365	713,521,794	1,328,706,226
Less: Comprehensive (income) / loss attributable to noncontrolling interests	3,835,428	23,895,101	(8,545,258)	(3,921,959)
Comprehensive income attributable to Ctrip's shareholders	132,918,166	828,093,466	704,976,536	1,324,784,267
Weighted average ordinary shares outstanding
- Basic shares (in shares)	34,236,761	34,236,761	35,977,063	35,385,451
- Diluted shares (in shares)	36,090,785	36,090,785	38,030,974	37,577,056
Share-based compensation included in Operating expense above is as follows:
Share-based compensation					$ (21,281,067)	(132,583,177)	(98,955,335)	(64,254,080)	$ (8,971,348)	(55,892,394)	(48,191,019)	(33,202,984)	$ (39,043,635)	(243,245,751)	(195,645,003)	(145,104,394)

CONSOLIDATED BALANCE SHEETS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 549,193,907	3,421,532,962	3,503,428,418
Restricted cash	123,309,189	768,228,577	211,636,294
Short-term investment	226,106,216	1,408,664,335	1,288,471,562
Accounts receivable, net	157,911,495	983,804,403	789,036,329
Due from related parties	855,230	5,328,170	4,994,560
Prepayments and other current assets	159,519,195	993,820,540	561,193,151
Deferred tax assets, current	9,926,089	61,840,526	39,782,201
Total current assets	1,226,821,321	7,643,219,513	6,398,542,515
Long-term deposits and prepayments	33,806,569	210,618,310	155,360,492
Land use rights	17,762,040	110,659,284	113,460,899
Property, equipment and software	180,404,358	1,123,937,191	683,903,870
Investments	230,694,202	1,437,247,949	1,305,145,043
Goodwill	132,034,051	822,585,341	798,601,767
Intangible assets	51,601,647	321,483,420	306,420,192
Total assets	1,873,124,188	11,669,751,008	9,761,434,778
Current liabilities:
Short-term borrowings	72,788,339	453,478,628
Accounts payable	164,310,709	1,023,672,151	763,256,074
Due to related parties	1,668,629	10,395,726	9,195,558
Salary and welfare payable	36,912,718	229,969,924	145,524,036
Taxes payable	34,743,585	216,456,010	220,604,123
Advances from customers	227,101,615	1,414,865,769	1,090,852,066
Accrued liability for customer reward program	34,918,886	217,548,153	161,838,531
Other payables and accruals	55,176,944	343,757,881	176,789,865
Total current liabilities	627,621,425	3,910,144,242	2,568,060,253
Deferred tax liabilities, non-current	8,556,709	53,309,153	48,308,692
Long-term Debt	180,000,000	1,121,418,000
Total liabilities	816,178,134	5,084,871,395	2,616,368,945
Commitments and contingencies (Note 19)
Shareholders' equity
Share capital (US$0.01 par value; 100,000,000 shares authorized, 35,849,473 and 32,354,634 share issued and outstanding as of December 31, 2011 and 2012, respectively.)	478,186	2,979,144	2,939,527
Additional paid-in capital	612,872,382	3,818,256,227	3,465,924,424
Statutory reserves	16,568,356	103,222,512	98,049,668
Accumulated other comprehensive loss	(9,434,628)	(58,778,675)	(172,466,277)
Retained earnings	724,842,580	4,515,841,767	3,806,608,747
Less: Treasury stock (242,832 and 4,365,306 shares at December 31, 2011 and 2012, respectively)	(303,669,106)	(1,891,888,900)	(158,761,225)
Total Ctrip's shareholders' equity	1,041,657,770	6,489,632,075	7,042,294,864
Noncontrolling interests	15,288,284	95,247,538	102,770,969
Total shareholders' equity	1,056,946,054	6,584,879,613	7,145,065,833
Total liabilities and shareholders' equity	$ 1,873,124,188	11,669,751,008	9,761,434,778

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Shareholders' equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01
Share capital, shares authorized	100,000,000	100,000,000
Share capital, shares issued	32,354,634	35,849,473
Share capital, shares outstanding	32,354,634	35,849,473
Treasury stock, shares	4,365,306	242,832

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Accumulated other comprehensive Income/(loss) CNY	Retained earnings CNY	Treasury Stock CNY	Total Ctrip's shareholders' equity CNY	Noncontrolling interests CNY
Balance at Dec. 31, 2009		2,986,708,298	2,801,334	1,219,815,250	72,489,182	(77,742,443)	1,707,684,596		2,925,047,919	61,660,379
Balance (in shares) at Dec. 31, 2009			34,054,944
Changes in shareholders' equity
Exercise of share option		49,521,314	12,940	49,508,374					49,521,314
Exercise of share option (in shares)		191,469	191,469
Transaction offering		1,564,203,741	111,858	1,564,091,883					1,564,203,741
Transaction offering (in shares)			1,638,750
Share-based compensation		242,561,458		242,561,458					242,561,458
Appropriations to statutory reserves					20,895,726		(20,895,726)
Foreign currency translation adjustments		(70,001,987)				(70,001,987)			(70,001,987)
Unrealized securities holding gains (losses)		346,716,514				346,716,514			346,716,514
Net income/ (loss)		1,051,991,699					1,048,069,740		1,048,069,740	3,921,959
Disposal of a stake of shares of a subsidiary		150,000								150,000
Acquisition of a subsidiary		40,338,913								40,338,913
Acquisition of additional stake in subsidiaries		(22,267,162)		(2,425,928)					(2,425,928)	(19,841,234)
Balance at Dec. 31, 2010		6,189,922,788	2,926,132	3,073,551,037	93,384,908	198,972,084	2,734,858,610		6,103,692,771	86,230,017
Balance (in shares) at Dec. 31, 2010			35,885,163
Changes in shareholders' equity
Exercise of share option		51,067,902	13,395	51,054,507					51,067,902
Exercise of share option (in shares)		207,142	207,142
Share-based compensation		341,581,534		341,581,534					341,581,534
Appropriations to statutory reserves					4,664,760		(4,664,760)
Repurchasing common stock		(158,761,225)						(158,761,225)	(158,761,225)
Repurchasing common stock (in shares)			(242,832)
Foreign currency translation adjustments		(94,851,411)				(94,851,411)			(94,851,411)
Unrealized securities holding gains (losses)		(276,586,950)				(276,586,950)			(276,586,950)
Net income/ (loss)		1,084,960,155					1,076,414,897		1,076,414,897	8,545,258
Acquisition of a subsidiary		18,137,400								18,137,400
Acquisition of additional stake in subsidiaries		(10,404,360)		(262,654)					(262,654)	(10,141,706)
Balance at Dec. 31, 2011		7,145,065,833	2,939,527	3,465,924,424	98,049,668	(172,466,277)	3,806,608,747	(158,761,225)	7,042,294,864	102,770,969
Balance (in shares) at Dec. 31, 2011			35,849,473
Changes in shareholders' equity
Issuance of common stock pursuant to share incentive plan		93,255,168	39,617	93,215,551					93,255,168
Issuance of common stock pursuant to share incentive plan (in shares)			627,635
Exercise of share option (in shares)	502,991
Share-based compensation		429,165,035		429,165,035					429,165,035
Appropriations to statutory reserves					5,172,844		(5,172,844)
Repurchasing common stock		(1,733,127,675)						(1,733,127,675)	(1,733,127,675)
Repurchasing common stock (in shares)			(4,122,474)
Foreign currency translation adjustments	3,377,112	21,039,744				21,039,744			21,039,744
Unrealized securities holding gains (losses)	14,871,007	92,647,858				92,647,858			92,647,858
Purchasing of Purchased Call Option		(346,009,222)		(346,009,222)					(346,009,222)
Sale of Issued Warrants		167,503,950		167,503,950					167,503,950
Purchasing and settlement Capped Call Option		4,809,282		4,809,282					4,809,282
Net income/ (loss)	110,834,619	690,510,763					714,405,864		714,405,864	(23,895,101)
Disposal of a stake of shares of a subsidiary		20,252,405		17,577,884					17,577,884	2,674,521
Issuance of convertible preferred shares by a subsidiary		67,243,193								67,243,193
Acquisition of a subsidiary		12,000,000								12,000,000
Acquisition of additional stake in subsidiaries		(79,476,721)		(13,930,677)					(13,930,677)	(65,546,044)
Balance at Dec. 31, 2012	$ 1,056,946,054	6,584,879,613	2,979,144	3,818,256,227	103,222,512	(58,778,675)	4,515,841,767	(1,891,888,900)	6,489,632,075	95,247,538
Balance (in shares) at Dec. 31, 2012			32,354,634

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Ordinary shares (in dollars per share)	$ 0.01	$ 0.01

CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 110,834,619	690,510,763	1,084,960,155	1,051,991,699
Adjustments to reconcile net income to cash provided by operating activities:
Share-based compensation	69,296,050	431,721,322	342,791,357	242,561,458
Equity in income of affiliates	(5,512,432)	(34,343,000)	(57,525,830)	(66,171,992)
Gain on deconsolidation of subsidiaries	(7,131,836)	(44,432,052)
Provision for doubtful accounts	60,378	376,164	185,443	2,522,077
Depreciation of property, equipment and software	14,199,260	88,462,807	78,809,867	62,929,541
Amortization of intangible assets and land use rights	1,691,527	10,538,382	11,066,656	9,742,475
Deferred income tax benefit provision	(3,652,889)	(22,757,864)	(3,388,535)	(18,127,580)
Loss from disposal of property, equipment and software	104,844	653,191	3,379,449	1,534,119
Changes in current assets and liabilities:
Increase in accounts receivable	(31,119,057)	(193,874,838)	(166,668,439)	(179,508,575)
Increase (Decrease) in due from related parties	(53,548)	(333,610)	(1,732,887)	1,216,410
Increase in prepayments and other current assets	(18,978,683)	(118,239,096)	(203,694,403)	(61,770,468)
Decrease(Increase) in long-term deposits	(1,200,569)	(7,479,664)	496,130	(12,583,994)
Increase in accounts payable	40,956,141	255,160,851	166,395,703	186,294,824
Decrease (Increase) in due to related parties	269,283	1,677,658	(5,025,904)	8,376,634
Decrease (Increase) in salary and welfare payable	13,725,570	85,511,674	(14,021,957)	5,602,497
Increase (Decrease) in taxes payable	(490,324)	(3,054,768)	60,282,019	14,903,513
Increase in advances from customers	49,838,300	310,497,590	487,010,431	232,192,281
Increase in accrued liability for customer reward program	8,957,338	55,805,114	40,519,230	33,064,306
Increase in other payables and accruals	23,750,370	147,967,182	27,476,422	35,448,607
Net cash provided by operating activities	265,544,342	1,654,367,806	1,851,314,907	1,550,217,832
Cash flows from investing activities:
Purchase of property, equipment and software	(87,177,302)	(543,123,309)	(205,212,492)	(162,378,845)
Cash paid for investments			(5,100,000)	(533,009,269)
Cash paid for acquisition, net of cash acquired	(4,657,852)	(29,018,885)	(27,532,356)	(636,643,782)
Purchase of intangible assets			(3,233,850)	(3,583,200)
Purchase of land use rights			(9,747,800)
(Increase) Decrease in restricted cash	(89,664,780)	(558,620,548)	5,527,208	(104,698,534)
Increase in short-term investment	(19,855,009)	(123,698,692)	(94,647,972)	(1,000,086,864)
Disposal of a subsidiary	2,336,554	14,556,966
Net cash used in investing activities	(199,018,389)	(1,239,904,468)	(339,947,262)	(2,440,400,494)
Cash flows from financing activities:
Proceeds from short-term bank loan	72,788,339	453,478,628
Proceeds from exercise of share option	13,147,647	81,911,154	54,416,536	60,994,078
Repurchase of common stock	(278,186,173)	(1,733,127,675)	(158,761,225)
Cash received (paid) from noncontrolling investors	(6,466,948)	(40,289,731)	(10,404,359)	150,000
Proceeds from issuance convertible preferred shares by a subsidiary	10,226,132	63,709,828
Proceeds from issuance of senior convertible notes, net of issuance costs	176,112,005	1,097,195,400
Proceeds from sale of warrants	26,886,238	167,503,950
Purchasing of Purchased Call Option	(55,538,310)	(346,009,222)
Cash outflow for Capped equity	(41,722,581)	(259,935,853)
Cash received from issuance of common stock				1,564,203,741
Net cash (used in) provided by financing activities	(82,753,651)	(515,563,521)	(114,749,048)	1,625,347,819
Effect of foreign exchange rate changes on cash and cash equivalents	3,082,571	19,204,727	(47,125,290)	(15,848,428)
Net increase (decrease) in cash and cash equivalents	(13,145,127)	(81,895,456)	1,349,493,307	719,316,729
Cash and cash equivalents, beginning of year	562,339,034	3,503,428,418	2,153,935,111	1,434,618,382
Cash and cash equivalents, end of year	549,193,907	3,421,532,962	3,503,428,418	2,153,935,111
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	56,250,292	350,444,946	197,700,444	184,863,797
Cash paid for interest, net of amounts capitalized	540,068	3,364,678
Supplemental schedule of non-cash investing and financing activities
Accruals related to purchase of property, equipment and software	(5,529,647)	(34,450,253)	(32,195,338)	(120,067,060)
Liabilities incurred for acquisitions and investments	$ (3,168,934)	(19,742,776)	(10,750,000)	(5,100,000)

ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND NATURE OF OPERATIONS
Organization and nature of operations

1.  ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of Ctrip.com International, Ltd. (the “Company”), its subsidiaries, VIEs and VIEs’ subsidiaries. The Company, its subsidiaries, the consolidated VIEs and their subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the provision of travel related services including hotel reservation, air-ticketing, packaged-tour, corporate travel management services, as well as, to a much lesser extent, Internet-related advertising and other related services.

PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES
Principal accounting policies

2.  PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries. All significant transactions and balances between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company has adopted the guidance codified in Accounting Standard Codification 810, Consolidations (“ASC 810”) on accounting for VIEs and their respective subsidiaries, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. Accordingly, the financial statements of the following VIEs and VIEs’ subsidiaries are consolidated into the Company’s financial statements since July 1, 2003 or their respective date of establishment/acquisition, whichever is later:

The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Shanghai Huacheng Southwest Travel Agency Co., Ltd. (“Shanghai Huacheng”)	Established on March 13, 2001
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip” formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008

For the years ended December 31, 2010, 2011 and 2012, the Company would be considered the primary beneficiary of a VIE or VIEs’ subsidiary and consolidated the VIE or VIEs’ subsidiary if the Company had variable interests, that will absorb the entity’s expected losses, receive the entity’s expected residual returns, or both.

In December 2009, the FASB issued Consolidations—Improvements to Financial Reporting by Enterprises Involved with VIEs which replaced the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has 1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and 2) the obligation to absorb losses from or the right to receive benefits of the variable interest entity that could potentially be significant to the VIE. The Company adopted the new requirements effective January 1, 2010 and the adoption did not have a material impact on the Company’s consolidated financial statements for the period ended December 31, 2010, 2011 and 2012.

Major variable interest entities and their subsidiaries

As of December 31, 2012, the Company conducts a part of its operations through a series of agreements with certain VIEs and VIEs’ subsidiaries as stated in above. These VIEs and VIEs’ subsidiaries are used solely to facilitate the Group’s participation in Internet content provision, advertising business, travel agency and air-ticketing services in the People’s Republic of China (“PRC”) where foreign ownership is restricted.

Shanghai Ctrip Commerce is a domestic company incorporated in Shanghai, the PRC. Shanghai Ctrip Commerce holds a value-added telecommunications business license and is primarily engaged in the provision of advertising business on the Internet website. Two senior officers of the Company collectively hold 100% of the equity interest in Shanghai Ctrip Commerce. The registered capital of Shanghai Ctrip Commerce was RMB30,000,000 as of December 31, 2012.

Shanghai Huacheng is a domestic company incorporated in Shanghai, the PRC. Shanghai Huacheng holds a domestic travel agency license and an air transport sales agency license and mainly provides domestic tour services and air-ticketing services. Shanghai Ctrip Commerce and a senior officer of the Company collectively hold 99.93% of the equity interest in Shanghai Huacheng. The registered capital of Shanghai Huacheng was RMB70,000,000 as of December 31, 2012.

Beijing Ctrip is a domestic company incorporated in Beijing, the PRC. Beijing Ctrip holds an air transport sales agency license, domestic and cross-border travel agency license and is mainly engaged in the provision of air-ticketing services and packaged tour services. A senior officer of the Company and Shanghai Ctrip Commerce collectively hold 100% of the equity interest in Beijing Ctrip. The registered capital of Beijing Ctrip was RMB40,000,000 as of December 31, 2012.

Guangzhou Ctrip is a domestic company incorporated in Guangzhou, the PRC. Guangzhou Ctrip holds air transport sales agency license, domestic and cross-border travel agency license and is mainly engaged in the provision of air-ticketing services and packaged tour services. Two senior officers of the Company collectively hold 100% of the equity interest in Guangzhou Ctrip. The registered capital of Guangzhou Ctrip was RMB3,000,000 as of December 31, 2012.

Shanghai Ctrip is a domestic company incorporated in Shanghai, the PRC. Shanghai Ctrip holds domestic and cross-border travel agency licenses, air transport sales agency license and mainly provides domestic and cross-border tour services. In September 2012, the Company purchased of the ownership interests from the unrelated minority shareholder and effected a simultaneous reduction of capital of Shanghai Ctrip. Upon completion of the above transactions, a senior officer of the Company control 100% of the equity interest in Shanghai Ctrip. The registered capital of Shanghai Ctrip was RMB4,490,000 as of December 31, 2012.

Shenzhen Ctrip is a domestic company incorporated in Shenzhen, the PRC. Shenzhen Ctrip holds air transport sales agency license and domestic travel agency license and is engaged in the provision of air-ticketing service. Two senior officers of the Company collectively hold 100% of the equity interest in Shenzhen Ctrip. The registered capital of Shenzhen Ctrip was RMB2,500,000 as of December 31, 2012.

Ctrip Insurance is an insurance agency incorporated in Shanghai, the PRC. Ctrip Insurance was established in July 2011. Ctrip Insurance holds an insurance agency business license. Shanghai Ctrip Commerce and Ctrip Computer Technology (Shanghai) Co., Ltd. (“Ctrip Computer Technology”) hold 100% of the equity interest in Ctrip Insurance. The registered capital of Ctrip Insurance was RMB50,000,000 as of December 31, 2012.

Chengdu Ctrip is a domestic company incorporated in Chengdu, the PRC. Chengdu Ctrip holds air transport sales agency license and domestic travel agency license and is engaged in the provision of air-ticketing service. Shanghai Ctrip holds 100% of the equity interest in Chengdu Ctrip. The registered capital of Chengdu Ctrip was RMB3,500,000 as of December 31, 2012.

Chengdu Ctrip International is a domestic company incorporated in Chengdu, the PRC. Chengdu Ctrip International holds domestic and cross-border travel agency licenses, air transport sales agency license and mainly provides domestic and cross-border tour services. Shanghai Ctrip holds 100% of the equity interest in Chengdu Ctrip International. The registered capital of Chengdu Ctrip International was RMB2,000,000 as of December 31, 2012.

The capital injected by senior officers or senior officer’s family member are funded by the Company and are recorded as long-term business loans to related parties. The Company does not have any ownership interest in these VIEs and VIEs’ subsidiaries.

As of December 31, 2012, the Company has various agreements with its consolidated VIEs and VIEs’ subsidiaries, including loan agreements, exclusive technical consulting and services agreements, share pledge agreements, exclusive option agreements and other operating agreements.

Details of certain key agreements with the VIEs are as follows:

Powers of Attorney: Each of the shareholders of our affiliated Chinese entities signed an irrevocable power of attorney to appoint Ctrip Computer Technology (Shanghai) Co., Ltd. or another wholly owned subsidiary of ours, as attorney-in-fact to vote, by itself or any other person to be designated at its discretion, on all matters of our affiliated Chinese entities. Each power of attorney will remain effective during the existence of the applicable affiliated Chinese entity. The Power of Attorney shall remain effective as long as the applicable affiliated Chinese entity exists, and the shareholders of our affiliated Chinese entities are not entitled to terminate or amend the terms of the Power of Attorneys without prior written consent from us.

Amended and Restated Technical Consulting and Services Agreement: Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information, each a wholly owned PRC subsidiary of ours, provide our affiliated Chinese entities with technical consulting and related services and staff training and information services. We also maintain their network platforms. In consideration for our services, our affiliated Chinese entities agree to pay us service fees as calculated in such manner as determined by us from time to time based on the nature of service, which may be adjusted periodically. For 2012, our affiliated Chinese entities paid Ctrip Computer Technology and Ctrip Travel Network a quarterly fee based on the number of air tickets sold and the number of packaged-tour products sold in the quarter, at an average rate from RMB7 (US$1) to RMB82 (US$13) per ticket and from RMB29 (US$5) to RMB234 (US$38) per person per tour.  Although the service fees are typically determined based on the number of air tickets sold and packaged tour products sold, given the fact that the nominee shareholders of our affiliated Chinese entities have irrevocably appointed the employees of our subsidiaries to vote on their behalf on all matters they are entitled to vote on, we have the right to determine the level of service fees paid and therefore receive substantially all of the economic benefits of our affiliated Chinese entities in the form of service fees. The services fees paid by all of our affiliated Chinese entities as a percentage of their total net income were 93.1%, 77.7% and 82.7% for the years ended December 31, 2010, 2011 and 2012. The initial term of these agreements is 10 years and may be renewed automatically in 10-year terms unless we disapprove the extension. We retain the exclusive right to terminate the agreements at any time by delivering a 30-day advance written notice to the applicable affiliate Chinese entity.

Amended and Restated Share Pledge Agreements: The shareholders of our affiliated Chinese entities have pledged their respective equity interests in our affiliated Chinese entities as a guarantee for the performance of all the obligations under the other contractual arrangements, including payment by our affiliated Chinese entities of the technical and consulting services fees to us under the amended and restated technical consulting and services agreements, repayment of the business loan under the amended and restated business loan agreements and performance of obligations under the amended and restated exclusive option agreements, each agreement as described herein. In the event any of our affiliated Chinese entity breaches any of its obligations or any shareholder of our affiliated Chinese entities breaches his/her obligations, as the case may be, under these agreements, we are entitled to enforce the equity pledge right and sell or otherwise dispose of the pledged equity interests, and retain the proceeds from such sale or require any of them to transfer his or her equity interest without consideration to the PRC citizen(s) designated by us. These amended and restated share pledge agreements came into effect on the day when the respective pledgors became shareholders of our affiliated Chinese entities, and shall expire two years after the pledgor and the affiliated Chinese entities no longer undertake any obligations under the above-referenced agreements.

Amended and Restated Business Loan Arrangements: Under the amended and restated business loan agreements we entered into with the shareholders of our affiliated Chinese entities, we extended long-term business loans to these shareholders of our affiliated Chinese entities with the sole purpose of providing funds necessary for the capitalization or acquisition of our affiliated Chinese entities. These loan amounts were injected into the affiliated Chinese entities as capital and cannot be accessed for any personal uses. The amended and restated business loan agreements shall remain effective until the parties have fully performed their respective obligations under the agreement, and the shareholders of our affiliated Chinese entities have no right to unilaterally terminate these agreements. In the event that the PRC government lifts its substantial restrictions on foreign ownership of the air-ticketing, travel agency, or value-added telecommunications business in China, as applicable, we will exercise our exclusive option to purchase all of the outstanding equity interests of our affiliated Chinese entities, as described in the following paragraph, and the amended and restated business loan agreements will be cancelled in connection with such purchase. However, it is uncertain when, if at all, the PRC government will lift any or all of these restrictions.

Amended and Restated Exclusive Option Agreements: As consideration for our entering into the amended and restated business loan agreements described above, each of the shareholders of our affiliated Chinese entities has granted us an exclusive, irrevocable option to purchase, or designate one or more person(s) at our discretion to purchase, all of their equity interests in our affiliated Chinese entities at any time we desire, subject to compliance with the applicable PRC laws and regulations. We may exercise the option by issuing a written notice to the relevant affiliated Chinese entity. The purchase price shall be equal to the contribution actually made by the shareholder for the relevant equity interest. Therefore, if we exercise these options, we may choose to cancel the outstanding loans we extended to the shareholders of our affiliated Chinese entities pursuant to the amended and restated business loan agreements as the loans were used solely for equity contribution purposes.  The initial term of these agreements is 10 years and may be renewed automatically in 10-year terms unless we disapprove the extension. We retain the exclusive right to terminate the agreements at any time by delivering a written notice to the applicable affiliate Chinese entity.

The affiliated Chinese entities and their shareholders agree not to enter into any transaction that would affect the assets, obligations, rights or operations of the affiliated Chinese entities without the Company’s prior written consent. They also agree to accept the Company’s guidance with respect to day-to-day operations, financial management systems and the appointment and dismissal of key employees.

In addition, the Company also enters into amended and restated technical consulting and services agreements with its majority or wholly owned subsidiaries of the affiliated Chinese entities, such as Chengdu Ctrip and Chengdu Ctrip International, and these subsidiaries pay the Company service fees based on the level of services provided. The existence of such amended and restated technical consulting and services agreements provides the Company with the enhanced ability to transfer economic benefits of these majority or wholly owned subsidiaries of the affiliated Chinese entities to us in exchange for the services provided, and this is in addition to the Company’s existing ability to consolidate and extract the economic benefits of these majority or wholly owned subsidiaries of the affiliated Chinese entities (for instance, the affiliated Chinese entities may cause the economic benefits to be channeled to them in the form of dividends, which then may be further consolidated and absorbed by the Company through the contractual arrangements described above).

Risks in relation to contractual arrangements between the Company’s PRC subsidiaries and its affiliated Chinese entities:

The Company has been advised by Commerce & Finance Law Offices, its PRC legal counsel, that its contractual arrangements with its consolidated VIEs as described in the Company’s annual report are valid, binding and enforceable under the current laws and regulations of China. Based on such legal opinion and the management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs are in compliance with current PRC laws and legally enforceable. However, there may be in the event that the affiliated Chinese entities and their respective shareholders fail to perform their contractual obligations, the Company may have to rely on the PRC legal system to enforce its rights. The PRC legal system is based on written statutes. Prior court decisions may be cited for reference but have limited precedential value. Since 1979, PRC legislation and regulations have significantly enhanced the protections afforded to various forms of foreign investments in China. However, since the PRC legal system is still evolving, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit remedies available to us. In addition, any litigation in China may be protracted and result in substantial costs and diversion of resources and management attention. Due to the uncertainties with respect to the PRC legal system, the PRC government authorities may ultimately take a view contrary to the opinion of its PRC legal counsel with respect to the enforceability of the contractual arrangements.

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing or future PRC laws or regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating our income or the income of our affiliated Chinese entities, revoking our business licenses or the business licenses of our affiliated Chinese entities, requiring us and our affiliated Chinese entities to restructure our ownership structure or operations and requiring us or our affiliated Chinese entities to discontinue any portion or all of our value-added telecommunications, airticketing, travel agency or advertising businesses. If the imposing of these penalties cause the Company to lose its rights to direct the activities of and receive economic benefits from its VIEs, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIEs.

Summary financial information of the Group’s VIEs in the consolidated financial statements

Pursuant to the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves of the VIEs amounting to a total of RMB338 million as of December 31, 2012. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Summary financial information of the VIEs, which represents consolidated financial information of the VIEs and their respective subsidiaries included in the accompanying consolidated financial statements is as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	3,282,365,402	3,724,911,506
Less: Inter-company receivables	(404,109,838)	(542,006,382)
Total assets excluding inter-company	2,878,255,564	3,182,905,124
Total liabilities	2,799,765,002	2,835,938,149
Less: Inter-company payables	(1,252,325,502)	(564,890,117)
Total liabilities excluding inter-company	1,547,439,500	2,271,048,032

As of December 31, 2012 and 2011, the VIEs’ assets mainly consisted of cash and cash equivalent (2012: RMB1,402 million, 2011: RMB1,389 million), accounts receivables (2012: RMB754 million, 2011: RMB609 million), and prepayments and other current assets (2012: RMB534 million, 2011: RMB455 million). The inter-company receivables of RMB542 million and RMB404 million as of December 31, 2012 and 2011, respectively, mainly represented the cash paid by a VIE to one of the Company’s WFOEs for treasury cash management purpose.

As of December 31, 2012 and 2011, the VIEs’ liabilities mainly consisted of advance from customers (2012: RMB1.2 billion, 2011: RMB824 million), accounts payable (2012: RMB792 million, 2011: RMB538 million), taxes payable (2012: RMB66 million, 2011: RMB62 million), salary and welfare payable (2012: RMB78 million, 2011: RMB51 million). The inter-company payables as of December 31, 2012 and 2011 were RMB565 million and RMB1,252 million, respectively, which primarily consisted of the payables due to Ctrip.com (Hong Kong) Limited (“Ctrip HK”), one of the Company’s wholly-owned subsidiaries, for its payment of overseas air tickets and tour packages on behalf of a VIE and another VIEs’ subsidiary and the service fees payable to the WFOEs under the technical consulting and services agreements, which are operational in nature from the VIEs and their subsidiaries’ perspectives.

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net revenues	1,377,332,400	1,923,643,591	2,465,286,325
Cost of revenues	303,025,329	461,223,883	644,886,101
Net income	54,519,950	206,213,884	198,929,052

As aforementioned, the VIEs mainly conduct air-ticketing, travel agency, advertising and value-added telecommunication businesses. Revenues from VIEs accounted for around 59% of the Company’s total revenues in 2012. The air-ticketing and packaged-tour revenues continued to increase in 2012, primarily driven by the increase in the air-ticketing volume and leisure travel volume.

The VIEs’ net income before the deduction of the inter-company consulting fee charges were RMB793 million, RMB956 million and RMB1.1 billion for the years ended December 31, 2010, 2011 and 2012, respectively.

The amount of service fees paid by all the VIEs as a percentage of the VIEs’ total net income were 93.1%, 77.7%and 82.7% for the years ended December 31, 2010, 2011 and 2012, respectively.

The WFOEs are the sole and exclusive provider of technical consulting and related services and information services for the VIEs. Pursuant to the Exclusive Technical Consulting and Service Agreements, the VIEs pay service fees to the WFOEs based on the VIEs’ actual operating results. The WFOEs are entitled to receive substantially all of the net income and transfer a majority of the economic benefits in the form of service fees from the VIEs and VIEs’ subsidiaries to the WFOEs. The WFOEs did not request service fee payments of RMB201 million and RMB286 million from Chengdu Ctrip and Chengdu Ctrip International during the years ended December 31, 2011 and 2012, respectively, primarily for tax planning purpose. If the Company decides to transfer such undistributed earnings as service fee payments from these VIE subsidiaries to the WFOE in the future, these amounts will be subject to a 5% PRC business tax (“BT”) or a 6% value-added taxes (“VAT”), respectively, depending on the location and VAT adoption timing of the WFOE entities. The potential BT or VAT relating to those unremitted earnings amount to approximately RMB27 million.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Foreign currencies

The Group’s reporting currency is RMB. The Company’s subsidiaries and VIEs, with an exception of Ctrip.com (Hong Kong) Limited, C-Travel International Limited (“C-Travel”), ezTravel Co., Ltd. (“ezTravel”) and HKWOT (BVI) Limited (“Wing On Travel”), use RMB as their functional currency. Ctrip.com (Hong Kong) Limited and Wing On Travel operate primarily using the Hong Kong dollar (“HK$”), C-Travel operates primarily using the United States dollars (“US$”), and ezTravel operates primarily using the Taiwan dollar (“NT$”) and therefore, the HK$, US$ and NT$ have been determined to be the functional currency for the subsidiaries, respectively. From 2009, Ctrip.com International, Ltd., our listed Company incorporated in Cayman Islands, changed its functional currency from RMB to US$ due to changes in its economic facts and circumstances, including growth in existing operations outside of mainland China and an active plan to explore overseas markets.

Transactions denominated in currencies other than functional currencies are translated at the exchange rates quoted by the People’s Bank of China (the “PBOC”), the Hong Kong Association of Banks (the “HKAB”) or major Taiwan banks, prevailing or averaged at the dates of the transaction for PRC and Hong Kong subsidiaries and ezTravel respectively. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of income and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates quoted by the PBOC, HKAB or banks located in Taiwan at the balance sheet dates. All such exchange gains and losses are included in the statements of income.

Assets and liabilities of the group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The exchange differences for the translation of group companies with non-RMB functional currency into the RMB functional currency are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2301 on December 31, 2012, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

Stock split

On January 8, 2010, the Company announced a change in the ratio of its ADSs to ordinary shares from two ADS representing one ordinary share to four ADSs representing one ordinary share, effective on January 21, 2010. For Ctrip’s ADS holders, this ratio change had the same effect as a two-for-one ADS split.

All shares and per share amount in these consolidated financial statements and related notes have been retroactively adjusted to reflect the change in ratio for all periods presented.

Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of generally three months or less.

Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash is substantially cash balance on deposit required by its business partners. As of December 31, 2012, restricted cash increased mainly relating to the guarantee of a bank loan.

Short-term investment

Short-term investment represents bank certificates of deposit placed with banks or other financial institutions with original maturities from the date of purchase of more than three months.

Land use rights

Land use rights represent the prepayments for usage of the parcels of land where the office buildings are located, are recorded at cost, and are amortized over their respective lease periods (usually over 40 to 50 years).

Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Building	20-30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Construction in progress is stated at cost. Construction in progress mainly refers to costs associated with the information and technology center in Chengdu before the buildings are put into service. All direct costs related to the new buildings are capitalized as construction in progress until it is substantially completed and available for use.

Investments

The Company investments include cost method investment, equity method investments and available-for-sale investments in certain publicly traded companies and privately-held companies.

The Company applies equity method in accounting for our investments in entities in which the Company has the ability to exercise significant influence but does not own a majority equity interest or otherwise controls. Cost method is used for investments over which the Company does not have the ability to exercise significant influence. On May 21, 2009, the Company acquired additional equity interest in Home Inns & Hotels Management Inc. (“Home Inns”), resulting in the Company possessing the ability to exercise significant influence and meeting requirement to apply equity method of accounting (Note 7). On May 1, 2012, the Company sold 51% equity of Ctrip.com (Hong Kong) Limited (“Starway Hong Kong”), with total consideration of RMB17.1 million (approximately US$2.7 million). The Company recorded the 49% of retained noncontrolling interests of RMB16.5 million representing the fair value upon the closing of the noncontrolling interests, following the equity method of accounting (Note 7). Unrealized gains on transactions between the Company and the affiliated entity are eliminated to the extent of the Company’s interest in the affiliated entity; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

The Company classifies its investments in debt and equity securities into one of three categories and accounts for these as follows: (i) debt securities that the Company has the positive intent and the ability to hold to maturity are classified as “held to maturity” and reported at amortized cost; (ii) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as “trading securities” with unrealized holding gains and losses included in earnings; (iii) debt and equity securities not classified as held to maturity or as trading securities are classified as “available-for-sale” and reported at fair value. The Company has designated its investment in commons shares of China Lodging Group, Limited (“Hanting”) as available-for-sale equity securities and its convertible redeemable preferred shares (“Preferred Share”) of Dining Secretary China Limited (“Dining Secretary”) as available-for-sale debt securities in accordance with Accounting Standard Codification (“ASC”) 320-10, respectively. Unrealized gains and losses on available-for-sale securities are excluded from earnings and reported as accumulated other comprehensive income (loss), net of tax. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized.

The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Fair value measurement of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, due from related parties, available-for-sale investments, accounts payable, due to related parties, advances from customers and other payables. As of December 31, 2011 and 2012, carrying values of these financial instruments except for available-for-sale investments approximated their fair values because of their generally short maturities. The Company reports available-for-sale investments at fair value at each balance sheet date and includes any unrealized gains and losses (change in fair value that is considered temporary) in stockholders’ equity or in the statement of income (change in fair value that is considered other-than-temporary).

The Company does not have any financial liabilities which must be measured at fair value on a recurring basis.

We measure our financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.

Business combination

U.S. GAAP requires that all business combinations be accounted for under the purchase method. From January 1, 2009, the Group adopted ASC 805, “Business combinations”. Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of income and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

From January 1, 2009, following the adoption of ASC 810, “Consolidation”, the Company also renamed the minority interests to noncontrolling interests and reclassified it on the consolidated balance sheet from the mezzanine section between liabilities and equity to a separate line item in shareholders’ equity. The Company has applied the presentation and disclosure requirements retrospectively for all period presented.

Acquisitions

Wing On Travel

In May 2010, to develop and expand our overseas business, our wholly-owned subsidiary C-Travel, a Cayman Island company, successfully completed the transaction to acquire 90% of the issued share capital of Wing On Travel’s travel service segment, a Hong Kong based travel service provider that offers packaged-tours as well as air tickets and hotel reservation services. We obtained control over Wing On Travel and have consolidated its financial statements since then. The total purchase price for the transaction is approximately RMB598 million (US$88 million). The cash payment is approximately RMB454 million (approximately US$68 million) after the Company assumed net current liability of Wing On Travel as of acquisition date. In February, 2012, Ctrip acquired the remaining 10% of the issued share capital of Wing On Travel’s travel service segment as operated through HKWOT (BVI) Limited, at a consideration of approximately RMB60 million (US$9.4 million). The purchase of the remaining 10% noncontrolling interests was initiated by the Company is treated as an equity transaction.  The difference between the book value of the 10% noncontrolling interests and the cash consideration of Rmb21.7 million was recorded as additional paid in capital. Upon completion of this share purchase, Ctrip holds 100% of the share capital of Wing On Travel. Based on the Company’s assessment, financial results of Wing On Travel is not considered material to the Group for the years ended December 31, 2011 and 2012.

Purchase Price Allocation

Under business combination accounting rules, the total initial purchase price was allocated to Wing On Travel’s net tangible and identifiable intangible assets based on their estimated fair values as set forth below. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of previously held equity interest in Wing On Travel over (ii) the fair value of the identifiable net assets of Wing On Travel is recorded as goodwill. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based in part on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. The final purchase price allocation results as of May 27, 2010 are extracted and set out below, which is designated as the acquisition date:

Fair Value
RMB

Cash and cash equivalents	11,289,928
Restricted cash	10,585,433
Accounts receivable	23,583,536
Amount due from affiliate	455,665
Receivables due from related parties	1,745,930
Prepayments and other current assets	33,194,634

Current assets	80,855,126

Intangible assets	232,183,200
Property, equipment and software	7,858,060
Long-term deposits	77,438
Investments in affiliates	2,315,208

Non-current assets	242,433,906

Accounts payable	(119,074,454)
Due to related parties	(5,750,730)
Salary and welfare payable	(4,052,475)
Taxes payable	(3,931,719)
Advances from customers	(83,465,919)
Other payables and accruals	(9,732,729)

Current liabilities	(226,008,026)

Other long-term payables	(113,694)
Deferred tax liabilities, non-current	(38,310,228)

Non-current liabilities	(38,423,922)

Fair value of net assets acquired (a)	58,857,084

Purchase price (b)	453,812,774

Noncontrolling interest (c)	40,338,913

Goodwill (b + c - a)	435,294,603

Goodwill represents the expected synergies from combining operations of the Company and Wing On Travel, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

The fair value of noncontrolling interest was measured proportionally based on the purchase price of 90% of its equity interest, taking into consideration of 20% noncontrolling interest discount.

In performing the purchase price allocation, the Company considered the analyses of historical financial performance and estimates of future performance of Wing On Travel’s business. The fair value of intangible assets was measured by income approach and major components of intangible assets associated with the Wing On Travel acquisition were set out below:

	Fair value	Useful lives
	RMB

Customer list	6,087,200	3 years
Trademark	226,096,000	Indefinite
	232,183,200

Customer list has been identified as an intangible asset as Wing On Travel has approximately 700 thousand registered users on its website, on which they could book air tickets, hotel rooms and tour packages. The amortization period of 3 years was based on the estimated useful life of the customer list.

Trademark refers to the trademark of “Wing On Travel” and logos used. It was registered in Hong Kong, PRC, Macau, Australia, Canada and Japan with different expiration date starting from 2011 to 2020 and can be renewed with minimal costs. Wing On Travel is a well recognized branding with over 45 years history in Hong Kong. It has been awarded the honor of “Best Travel Agency in Hong Kong” for 2012, the 7th consecutive year dating back to 2006. The useful life of the trademark is indefinite.

ezTravel

To develop and expand overseas business, in 2006, a wholly-owned subsidiary C-Travel, a Cayman Island company, made a minority investment in ezTravel, an online travel service provider in Taiwan that offers packaged tours as well as hotel and air tickets reservation services. In 2009, the Company consolidated ezTravel’s financial statements as it acquired controlling financial interest of ezTravel since then. The financial results of ezTravel were not significant for the Group for the years ended December 31, 2011 and 2012.

Purchase Price Allocation

Under business combination accounting rules, the total purchase price was allocated to ezTravel’s net tangible and identifiable intangible assets based on their estimated fair values as set forth below. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of previously held equity interest in ezTravel over (ii) the fair value of the identifiable net assets of ezTravel is recorded as goodwill. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. The final purchase price allocation results as of acquisition date were set out below:

Fair Value
RMB

Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030

Current assets	145,562,957

Intangible assets	45,700,613
Property, equipment and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039

Non-current assets	53,744,382

Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)

Current liabilities	(87,182,154)

Deferred tax liabilities, non-current	(11,425,153)

Non-current liabilities	(11,425,153)

Fair value of net assets acquired (a)	100,700,032

Cumulative considerations (b)	191,468,053

Noncontrolling interest at fair value (c)	158,479,081

Goodwill (b + c - a)	249,247,102

Goodwill represents the expected synergies from combining operations of the Company and ezTravel, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

The fair value of noncontrolling interest has been determined with regards to the prices in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.

In performing the purchase price allocation, the Company considered the analyses of historical financial performance and estimates of future performance of ezTravel’s business. The fair value of intangible assets was measured by income approach and major components of intangible assets associated with the ezTravel acquisition were set out below:

	Fair value	Useful lives
	RMB

Customer list	5,055,378	3 years
Trademark	40,645,235	Indefinite
	45,700,613

Customer list has been identified as an intangible asset as ezTravel has approximately 500 thousand registered users on its website, on which they could book air tickets, hotel rooms and tour packages. The amortization period of 3 years was based on the estimated useful life of the customer list.

Trademark represents the trademark, ezTravel, which was registered in PRC and Taiwan with different expiration date starting from 2011 to 2020 and can be renewed with minimal costs for 10 years; and domain name, which is updated every two years. The trademark is an intangible asset that relates to the name recognition of a company and its products or services. Trademark is increasingly a focus of corporate value for an entity as stronger, well-known names typically command premium pricing and generate excess earnings. The useful life of the trademark is indefinite.

Other acquisitions

From time to time, the Company selectively acquired or invested in businesses that complement our existing business, and will continue to do so in the future. Other than disclosed above, none of such acquisitions or investments is material to our businesses or financial results.

Goodwill and other intangible assets

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs.

Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if an indication of impairment exists. Recoverability of goodwill is evaluated using a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the fair value of a reporting unit exceeds the carrying value of the net assets assigned to a reporting unit, goodwill is considered not impaired and no further testing is required. If the carrying value of the net assets assigned to a reporting unit exceeds the fair value of a reporting unit, the second step of the impairment test is performed in order to determine the implied fair value of a reporting unit’s goodwill. Determining the implied fair value of goodwill requires valuation of a reporting unit’s tangible and intangible assets and liabilities in a manner similar to the allocation of purchase price in a business combination. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, goodwill is deemed impaired and is written down to the extent of the difference. The Company estimates total fair value of the reporting unit using discounted cash flow analysis, and makes assumptions regarding future revenue, gross margins, working capital levels, investments in new products, capital spending, tax, cash flows, and the terminal value of the reporting unit.

As of December 31, 2012, the step one analysis performed indicated that the fair value of the Company’s reporting units was greater than the respective carrying value. There was no impairment of goodwill during the years ended December 31, 2012, 2011 and 2010. Each quarter the Company reviews the events and circumstances to determine if goodwill impairment may be indicated.

Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of non-compete agreements, customer list, supplier relationship, technology patent and a cross-border travel agency license as of December 31, 2011 and 2012. The Company amortizes intangible assets on a straight-line basis over their estimated useful lives, which is three to ten years. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. Other intangible assets that have indefinite useful life primarily include trademark and domain names as of December 31, 2011 and 2012. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable, and also reviews intangible assets with indefinite lives annually for impairment.

No impairment on other intangible assets was recognized for the years ended December 31, 2010, 2011 and 2012.

Impairment of long-lived assets

Long-lived assets (including intangible with definite lives) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Reviews are performed to determine whether the carrying value of asset group is impaired, based on comparison to undiscounted expected future cash flows. If this comparison indicates that there is impairment, the Group recognizes impairment of long-lived assets to the extent the carrying amount of such assets exceeds the fair value.

No impairment of long-lived assets was recognized for the years ended December 31, 2010, 2011, and 2012.

Accrued liability for customer reward program

The Group’s customers participate in a reward program, which provides travel awards and other gifts to members based on accumulated membership points that vary depending on the services rendered and fees paid. The estimated incremental costs to provide free travel and other gifts are recognized as sales and marketing expense in the statements of income and comprehensive income and accrued for as a current liability as members accumulate points. As members redeem awards or their entitlements expire, the accrued liability is reduced correspondingly. As of December 31, 2011, and 2012, the Group’s accrued liability for its customer reward program amounted to RMB161,838,531 and RMB217,548,153, respectively, based on the estimated liabilities under the customer reward program.

Deferred revenue

In 2011, the Group launched a coupon program, through which the Group provides coupons for customers who book selected hotels online through website. Customers who use the coupons receive credits in their virtual cash accounts upon check-out from the hotels and reviews for hotels submitted. Customers may redeem the amount of credits in their virtual cash account in cash, voucher, or mobile phone credit. In accordance with ASC 605-50 “Revenue Recognition: Customer Payments and Incentives”, the Group accounts for the estimated cost of future usage of coupons as contra-revenue or sales and marketing expenses in the consolidated statements.

Revenue recognition

The Group conducts its principal businesses in Great China Area primarily through Ctrip Computer Technology (Shanghai) Co., Ltd. (“Ctrip Computer Technology”), Ctrip Travel Information Technology (Shanghai) Co., Ltd. (“Ctrip Travel Information”), Ctrip Travel Network Technology (Shanghai) Co., Ltd. (“Ctrip Travel Network”), Ctrip Information Technology (Nantong) Co., Ltd. (“Ctrip Information Technology”), ezTravel and Wing On Travel. Some of the operations of Ctrip Computer Technology and Ctrip Travel Network are conducted through a series of services and other agreements with the VIEs and VIE subsidiaries.

Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Ctrip Information Technology and the VIEs are subject to business tax and related surcharges on the provision of taxable services in the PRC, which include hotel reservation and air-ticketing services provided to customers. In the statements of income and comprehensive income, business tax and related surcharges are deducted from revenues to arrive at net revenues.

In November 2011, the Ministry of Finance released Circular Caishui [2011] No. 111 mandating Shanghai to carry out a pilot program of tax reform. Effective January 1, 2012, selected entities within modern service industries will switch from a business tax payer to a value-added tax (‘‘VAT’’) payer. The Company expects such tax reform will not have material impact on its consolidated financial statements.

Hotel reservation services

The Group receives commissions from travel suppliers for hotel room reservations through the Group’s transaction and service platform. Commissions from hotel reservation services rendered are recognized after hotel customers have completed their stay at the applicable hotel and upon confirmation of pending payment of the commissions by the hotel. Contracts with certain travel suppliers contain incentive commissions typically subject to achieving specific performance targets and such incentive commissions are recognized when it is reasonably assured that the Group is entitled to such incentive commissions. The Group generally receives incentive commissions from monthly arrangements with hotels based on the number of hotel room reservations where customers have completed their stay. The Group presents revenues from such transactions on a net basis in the statements of income and comprehensive income as the Group, generally, does not assume inventory risks and has no obligations for cancelled hotel reservations.

Air-ticketing services

Air-ticketing revenues primarily include commissions from air ticket booking and related services, including sales of aviation casualty insurance, and revenue generated from air-ticket delivery services. The Group receives commissions from travel suppliers for air-ticketing services through the Group’s transaction and service platform under various services agreements. Commissions from air-ticketing services rendered are recognized after air tickets are issued. The Group presents revenues from such transactions on a net basis in the statements of income as the Group, generally, does not assume inventory risks and has no obligations for cancelled airline ticket reservations. Loss due to obligations for cancelled airline ticket reservations is minimal in the past.

Packaged-tour

The Group receives referral fees from travel product providers for packaged-tour products and services through the Group’s transaction and service platform. Referral fees are recognized as commissions on a net basis after the packaged-tour service are rendered and collections are reasonably assured.

Shanghai Ctrip, Beijing Ctrip, Guangzhou Ctrip, Shenzhen Ctrip and Wing On Travel conduct domestic and cross-border travel tour services. Revenues, mainly referral fees, are recognized as commissions on a net basis after the services are rendered. In cases where these entities undertake the majority of the business risks and acts as principal related to the travel tour services provided, revenues are recognized at gross amounts received from customers after the services are rendered. Loss due to obligations from cancelled travel services of such principal arrangement is minimal in the past.

Corporate travel

Corporate travel management revenues primarily include commissions from air ticket booking, hotel reservation and packaged-tour services rendered to corporate clients. The Group contracts with corporate clients based on service fee model. Travel reservations are made via on-line and off-line services for air tickets, hotel and package-tour. Revenue is recognized on a net basis after the services are rendered, e.g. air tickets are issued, hotel stays or packaged-tour are completed, and collections are reasonably assured.

Other businesses

Other businesses comprise primarily of Internet-related advertising services, the sale of Property Management System (“PMS”), and related maintenance service, commissions from train tickets booking and money exchange transaction services.

Shanghai Ctrip Commerce receives advertising revenues, which principally represent the sale of banners or sponsorship on the website from customers. Advertising revenues are recognized ratably over the fixed term of the agreement as services are provided.

Software Hotel Information conducts sale of PMS and related maintenance service. The sale of PMS is recognized upon customer acceptance. Maintenance service is recognized ratably over the term of the maintenance contract on a straight-line basis.

Allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company reviews on a periodic basis  for doubtful accounts for the outstanding trade receivable balances based on historical experience and information available. Additionally, we make specific bad debt provisions based on (i) our specific assessment of the collectibility of all significant accounts; and (ii) any specific knowledge we have acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require us to use substantial judgment in assessing its collectibility. The following table summarized the details of the Company’s allowance for doubtful accounts:

	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	3,630,012	5,718,742	4,974,138
Provision for doubtful accounts	2,522,077	185,443	376,164
Write-offs	(433,347)	(930,047)	(998,339)
Balance at end of period	5,718,742	4,974,138	4,351,963

Cost of revenues

Cost of revenues consists primarily of payroll compensation of customer service center personnel, telecommunication expenses, credit card service fee, direct cost of principal travel tour services, depreciation, rentals and related expenses incurred by the Group’s transaction and service platform which are directly attributable to the rendering of the Group’s travel related services and other businesses.

Product development

Product development expenses include expenses incurred by the Group to develop the Group’s travel supplier networks as well as to maintain, monitor and manage the Group’s transaction and service platform. The Group recognizes website and software development costs in accordance with ASC 350-50 “Website development costs” and ASC 350-40 “Software — internal use software” respectively. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software for internal use and websites content.

Sales and marketing

Sales and marketing expenses consist primarily of costs of payroll and related compensation for the Company’s sales and marketing personnel, advertising expenses, and other related marketing and promotion expenses. Advertising expenses, amounting to RMB98,489,080, RMB163,324,295 and RMB275,501,438 for the years ended December 31, 2010, 2011 and 2012 respectively, are charged to the statements of income as incurred.

Share-based compensation

Under ASC 718, the Company applied the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on US Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life is based on historical exercise patterns, for options granted before 2008 which the Company has historical data of and believes are representative of future behavior. For options granted since 2008, the Company used simplified method to estimate its expected life, as there are no historical data for options which follow four year vesting period (all options granted before 2008 had three year vesting period). Expected dividend yield is determined in view of the Company’s historical dividend payout rate and future business plan. The Company estimates expected volatility at the date of grant based on historical volatilities. The Company recognizes compensation expense on all share-based awards on a straight-line basis over the requisite service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, we may need to revise those estimates used in subsequent periods.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

According to ASC 718, a change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company would recognize incremental compensation cost in the period the modification occurs and for unvested options, the Company would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

According to ASC 718, the Company classifies options or similar instruments as liabilities if the entity can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets and such cash settlement is probable.  The percentage of the fair value that is accrued as compensation cost at the end of each period shall equal the percentage of the requisite service that has been rendered at that date.  Changes in fair value of the liability classified award that occur during the requisite service period shall be recognized as compensation cost over that period.  Changes in fair value that occur after the end of the requisite service period are compensation cost of the period in which the changes occur. Any difference between the amount for which a liability award is settled and its fair value at the settlement date as estimated is an adjustment of compensation cost in the period of settlement.

Share incentive plans

On November 5, 2004, the Company’s board of directors adopted a 2005 Employee’s Stock Option Plan (“2005 Option Plan”). The 2005 Option Plan was approved by the shareholders of the Company in October 2005. The Company has reserved 3,000,000 ordinary shares for future issuances of options under the 2005 Option Plan. The terms of the 2005 Option Plan are substantially similar to the Company’s 2003 Option Plan. As of December 31, 2011 and 2012, 1,242,025 and 829,409 options were outstanding under the 2005 Option Plan respectively.

On October 17, 2007, the Company adopted a 2007 Share Incentive Plan (“2007 Incentive Plan”), which was approved by the shareholders of the Company on June 15, 2007. Under the 2007 Incentive Plan, the maximum aggregate number of shares, which may be issued pursuant to all share-based awards (including Incentive Share Options and Restricted Share Units (“RSU”)), is one million ordinary shares as of the first business day of 2007, plus an annual increase of one million shares to be added on the first business day of each calendar year beginning in 2008 to 2016. Under the 2007 Incentive Plan, the directors may, at their discretion, grant any employees, officers, directors and consultants of the Company and/or its subsidiaries such share-based awards. Shares options granted under 2007 Incentive Plan are vested over a period of 4 years. RSUs granted under 2007 Incentive Plan have a restricted period for 4 years. As of December 31, 2011 and 2012, 4,191,517 and 3,090,126 options and 190,916 and 646,301 RSUs were outstanding under the 2007 Incentive Plan.

Option modification

In February 2009, the Board of Directors approved an option modification to reduce the exercise price of all outstanding unvested options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options with a new vesting period ranging from three years to four years. The then fair market value was based on the closing price of our ADSs traded on the Nasdaq as of February 10, 2009, which was the last trading day prior to the board approval. Other terms of the option grants remain unchanged. Total options modified amount to 1.6 million. All eligible option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. The Company expects to take a modification charge for the incremental compensation cost of approximately US$15 million over the remaining vesting periods of three years to four years of the modified options.

In December 2009, the Board of Directors approved an option modification to extend the expiration dates of all stock options granted in 2005 and 2006 to eight years after the respective original grant dates of these options. Other terms of the option grants remain unchanged. Total options modified amount to 0.6 million, which were fully vested. The Company had taken a modification charge for the incremental compensation cost of US$2.6 million in 2009, the period in which the modification occurred.

In February 2010, the compensation committee approved an option modification to extend the expiration dates of all stock options granted in and after 2007 to eight years after the respective original grant dates of these options. Other terms of the option grants remain unchanged. Total options modified amount to 2.8 million, which includes 2.3 million related to the unvested options and 0.5 million related to the vested options. The Company has taken a modification charge for the incremental compensation cost of US$2.2 million in 2010 for fully vested options and expects to take approximately US$2.7 million incremental cost for unvested options over their respective remaining vesting period.

In January 2012, the compensation committee passed a resolution to replace all options that previously granted under the 2007 incentive plan but with exercise price above $120.00 per ordinary share, with maximum of 518,017 restricted share units (RSU) of the Company based on the conversion ratio at 4:1 (“the Replacement”). Both awards are subject to the same service period. As of December 31,2012, 1,901,372 options were modified into 475,343 RSUs. There was no incremental cost, as a result of such option modification.

A summary of option activity under the share option plans

The following table summarized the Company’s share option activity under all the option plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (Years)		Aggregate Intrinsic Value
Outstanding at December 31, 2009	3,387,410	43.84	*	3.97		338,334,777
Granted	1,264,625	128.27
Exercised	(191,469)	38.28
Forfeited	(46,085)	97.07
Outstanding at December 31, 2010	4,414,481	67.71		5.98	**	415,360,566
Granted	1,375,345	136.86
Exercised	(207,142)	38.12
Forfeited	(149,143)	115.98
Outstanding at December 31, 2011	5,433,541	85.02		5.59		144,827,231
Granted	961,980	79.55
Exercised	(502,991)	29.39
Forfeited	(71,623)	136.67
Converted to RSU in January 2012	(1,901,372)	91.8
Outstanding at December 31, 2012	3,919,535	64.81		5.14		57,772,345
Vested and expect to vest at December 31, 2012	3,761,793	64.26		5.09		56,649,739
Exercisable at December 31, 2012	1,947,762	51.53		3.97		43,739,769

* It includes the impact of stock modification in February 2009.

**It includes the impact of stock modification in December 2009 and February 2010.

The Company’s current practice is to issue new shares to satisfy share option exercises.

The expected-to-vest options are the result of applying the pre-vesting forfeiture rate assumptions of 8% to total unvested options.

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$94.36 as of December 31, 2012 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2012.

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 were US$24 million US$25 million and US$34 million, respectively.

The following table summarizes information related to outstanding and exercisable options as of December 31, 2012 (in US$, except shares):

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
17.00-22.99	4,000	20.55	0.36	4,000	20.55	0.36
23.00-34.99	84,246	26.43	0.95	84,246	26.43	0.95
35.00-44.99	1,785,136	38.10	4.06	1,310,578	38.16	4.04
45.00-58.99	175,850	58.39	2.12	175,850	58.39	2.12
59.00-77.99	463,687	70.44	7.62	8,366	77.02	2.62
78.00-96.99	825,467	91.50	6.20	222,927	96.70	4.67
97.00-129.99	506,039	106.49	6.59	133,420	107.46	6.51
130.00-159.99	75,110	151.15	6.15	8,375	148.41	6.05
	3,919,535			1,947,762

The weighted average fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was US$61.02, US$64.79 and US$38.01 per share, respectively.

As of December 31, 2012, there was US$129 million of total unrecognized compensation cost, net of estimated forfeitures, related to unvested share options which are expected to be recognized over a weighted average period of 2.5 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. For the years ended December 31, 2012, total cash received from the exercise of share options amounted to RMB81,911,154 (approximately US$13.1 million).

The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
Risk-free interest rate	1.76% - 2.41%	0.81% - 2.11%	0.71%-1.05%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	52% - 53%	53%-55%	56%
Fair value of options at grant date per share	from US$57.24	from US$48.69	from US$33.44
	to US$73.59	to US$74.39	to US$42.18

A summary of RSUs activities under the share option plans

The Company granted 8,600, 188,407 and 164,976 RSUs to employees with 4 year requisite service period for the years ended December 31, 2010, 2011 and 2012, respectively. In additional, pursuant to the Replacement mentioned above, another 475,343 RSUs replaced the 1,901,372 options initially granted under the 2007 incentive plan.

The following table summarized the Company’s RSUs activities under all option plans (in US$, except shares):

	Number of Shares	Weighted average grant date fair value(US$)
Restricted shares
Outstanding at December 31, 2011	190,916	130.29
Granted	164,976	82.34
Converted from option in January 2012	475,343	—
Exercised	(124,644)	129.84
Forfeited	(60,290)	128.27
Unvested at December 31, 2012	646,301	101.30	*

* It does not include the impact of restricted shares converted form option.

Total share-based compensation cost for the RSUs amounted to US$1.2million, US$22.5 million and US$12.5 million for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, there was US$25.6 million unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 3.0 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the leasing company are charged to the statements of income on a straight-line basis over the lease periods.

Taxation

Deferred income taxes are provided using the balance sheet liability method. Under this method, deferred income taxes are recognized for the tax consequences of significant temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered unlikely that some portion of, or all of, the deferred tax assets will not be realized.

Effective January 1, 2007, the Company adopted ASC 740, “Income Taxes”. It clarifies the accounting for uncertainty in income taxes recognized in the Company’s consolidated financial statements and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

As of December 31, 2012, the Company did not record any liability for uncertain tax positions. The Company’s policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For 2012, the Company did not have any interest and penalties associated with tax positions.

Other income

Other income primarily consists of financial subsidies, investment income and foreign exchange gains/(losses). Financial subsidies from local PRC government authority were recorded as other income in the consolidated statements of income. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy are determined at the discretion of the relevant government authority. Financial subsidies are recognized as other income when received. Components of other income for the years ended December 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	RMB	RMB	RMB
Financial subsidies	64,016,045	72,791,093	90,280,139
Gain on deconsolidation of subsidiaries	—	—	44,432,052
Reimbursement from the depository	—	8,080,557	7,914,706
Foreign exchange gains/(losses)	34,142,139	34,879,388	(9,781,057)
Others	967,332	1,872,687	(2,557,897)
Total	99,125,516	117,623,725	130,287,943

Statutory reserves

The Company’s PRC subsidiaries and the VIEs are required to allocate at least 10% of their after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations. The allocation to the general reserve can be stopped if such reserve has reached 50% of the registered capital of each company. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors of Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Ctrip Information Technology and Software Hotel Information, the subsidiaries of the Company. Appropriations to discretionary surplus reserve are at the discretion of the board of directors of the VIEs. These reserves can only be used for specific purposes and are not transferable to the Company in form of loans, advances, or cash dividends. During the years ended December 31, 2010, 2011, and 2012, appropriations to statutory reserves have been made of RMB19,325,938, RMB3,408,849, and RMB3,371,696, respectively. The Company’s subsidiary in Taiwan, ezTravel, is required to allocate 10% of its after-tax profit to the statutory reserve in accordance with the Taiwan regulations. During the years ended December 31, 2011 and 2012, appropriations to statutory reserves equivalent to RMB1,255,911, and RMB1,801,148 have been made, respectively. There is no such regulation of providing statutory reserve in Hong Kong.

Dividends

Dividends are recognized when declared.

PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. Additionally, as the Company does not have any direct ownership in the VIEs, the VIEs cannot directly distribute dividends to the Company. The PRC government imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign exchange and through restrictions on foreign trade. As substantially all of our revenues are in RMB, any restrictions on currency exchange may limit our ability to use revenue generated in RMB to fund our business activities outside China or to make dividend payments in U.S. dollars. Restricted net assets of the Company’s PRC subsidiaries and VIEs not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and other restrictions were RMB1.6 billion as of December 31, 2012.

As a result of the aforementioned PRC regulation and the Company’s organizational structure, accumulated profits of the subsidiaries in PRC distributable in the form of dividends to the parent as of December 31, 2010, 2011 and 2012 were RMB2.0 billion, RMB2.9 billion and RMB3.6 billion, respectively. The Company’s PRC subsidiaries and VIEs are able to enter into royalty and trademark license agreements or certain other contractual arrangements at the discretion of the Company without third party consent, for which the compensatory element of the arrangement is excluded from the accumulated profits.

Effective January 1, 2008, current CIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside mainland China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

On June 13, 2012, the Company announced that the board of the Company has approved dividend distribution of US$300 million from its PRC subsidiaries to fund a new share repurchase program whereby Ctrip may purchase its own American depositary shares (“ADSs”). As of December 31, 2012, RMB62,503,732 dividend was paid from PRC subsidiaries to HK subsidiary.

This dividend distribution was a one-time event out of the Company’s normal business course, and withholding tax is recorded only for such transaction accordingly. The PRC withholding tax amounted US$15 million was recorded in the Company’s 2012 financial results (Note 14).

Earnings per share

In accordance with “Computation of Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Treasury stock

On July 30, 2008 and September 30, 2008 our board of directors and shareholders respectively approved a US$15 million share repurchase plan. On September 29, 2011, our board of directors approved another US$100 million share repurchase plan. And on June 13, 2012, our board of directors approved a US$300 million share repurchase plan. The share-repurchase programs do not require the Company to acquire a specific number of shares and may be suspended or discontinued at any time.

Treasury stock consists of ADS repurchased by the Group under these three plans. As of December 31, 2012, the Company repurchased an aggregated 4,365,306 shares at total cost of USD$299 million. Treasury stock is accounted for under the cost method.

Segment reporting

The Company operates and manages its business as a single segment. In accordance with “Disclosures about Segment of an Enterprise and Related Information”,the Company’s chief operating decision-maker has been identified as the CEO, who reviews operating results to make decisions about allocating resources and assessing performance for the entire company. Since the Company operates in one reportable segment, all financial segment and product information required by this statement can be found in the Consolidated Statements.

The Company primarily generates its revenues from customers in Great China Area, and assets of the Company are also located in Great China Area. Accordingly, no geographical segments are presented.

Recent accounting pronouncements

In April 2011, the FASB issued new accounting guidance (ASU 2011-03), “Reconsideration of Effective Control for Repurchase Agreements”. The guidance addresses effective control in repurchase agreements and eliminates the requirement for entities to consider whether the transferor (i.e., seller) has the ability to repurchase the financial assets in a repurchase agreement. This new accounting guidance will be effective, on a prospective basis, for new transactions or modifications to existing transactions on January 1, 2012. The adoption of this Update did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). This update amends ASC Topic 820, “Fair Value Measurement and Disclosure.” ASU 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. ASU 2011-04 is effective for annual and interim reporting periods beginning on or after December 15, 2011, which means that it will be effective for the Company’s fiscal quarter beginning January 1, 2012. The new guidance is to be adopted prospectively and early adoption is not permitted. The adoption of this guidance did not have an impact on the consolidated financial statements other than expanded disclosures in the fair value measurement footnote.

In June 2011, the FASB issued ASU No. 2011-05 (‘‘ASU 2011-05’’), Comprehensive Income (Topic 220)—Presentation of Comprehensive Income. ASU 2011-05 eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, it requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of net income and other comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income.” This Update indefinitely deferred only the specific requirement in ASU 2011-05 to present reclassification adjustments for each component of other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 were effective retrospectively for interim and annual periods beginning after December 15, 2011 and were adopted by the group effective January 1, 2012. The adoption of this Update did not have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued Accounting Standards Update 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for a reporting unit (i.e., Step 1 of the traditional goodwill impairment test). If an entity determines, on a basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of a reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011. The assessment of qualitative factors is optional and at our discretion, the Group bypassed the qualitative assessment as of December 31, 2012 and performed the first step of the quantitative goodwill impairment test.

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”. This Update requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This Update is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. The amendments clarify that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The effective date is the same as the effective date of ASU 2011-11.  The Company has not early adopted the new guidance and expects the adoption to have no material impact on the Group’s consolidated result of operations and financial condition.

In July 2012, the FASB issued ASU 2012-02, “Intangibles — Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment”. The Update applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per the Update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect ASU 2012-02 to have a significant impact on the Group’s consolidated result of operations and financial condition.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This Update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this Update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This Update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The Company does not expect ASU 2013-02 to have a significant impact on the Group’s consolidated result of operations and financial condition.

Certain risks and concentration

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, amounts due from related parties, prepayments and other current assets. As of December 31, 2010, 2011 and 2012, substantially all of the Company’s cash and cash equivalents, restricted cash and short-term investment were held in major financial institutions located in the PRC and in Hong Kong, which management considers to be of high credit quality. Accounts receivable are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC.

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2010, 2011 and 2012. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2011 and 2012.

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other current assets

3.  PREPAYMENTS AND OTHER CURRENT ASSETS

Components of prepayments and other current assets as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB
Prepayments and deposits to vendors	529,791,210	644,317,439
Receivables related to Capped Call Option (Note 16)	—	264,779,132
Interest receivable	10,049,752	36,543,547
Receivables from financial institution	3,024,192	14,368,206
Prepayments for property and equipment	6,736,223	7,885,594
Employee advances	4,692,497	3,676,848
Others	6,899,277	22,249,774
Total	561,193,151	993,820,540

LONG-TERM DEPOSITS AND PREPAYMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM DEPOSITS AND PREPAYMENTS
Long-term deposits and prepayments

4.  LONG-TERM DEPOSITS AND PREPAYMENTS

The Group’s subsidiaries and VIEs are required to pay certain amounts of deposit to airline companies to obtain blank air tickets for sales to customers. The subsidiaries and VIEs are also required to pay deposit to local travel bureau as pledge for insurance of traveler’s safety.

Components of long-term deposit and prepayments as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB
Deposits paid to airline suppliers	124,565,156	126,190,327
Unamortized debt issuance cost	—	32,396,007
Deposit paid to lessor	17,172,324	18,413,764
Prepayments for fixed assets	—	15,499,330
Deposit paid to travel bureau	110,000	110,000
Others	13,513,012	18,008,882
Total	155,360,492	210,618,310

LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS
Land use rights

5.  LAND USE RIGHTS

The Company’s land use rights are related to the payment to acquire three land use rights, one of total cost RMB68,269,734 for approximately 17,000 square meters of land in Shanghai, on which the Group has built an information and technology center. The second one was RMB48,912,729 for approximately 19,500 square meters of land in Nantong, which was put into use in May, 2010. The third one was RMB9,747,800 for approximately 9,000 square meters of land in Chengdu, on which the Group plans to build an information and technology center of West China. According to land use right policy in the PRC, the Company has a 50-year use right over the land in Shanghai, a 40-year use right over the land in Nantong, and a 50-year use right over the land in Chengdu, which are used as the basis for amortization, respectively. Amortization expense for the years ended December 31, 2010, 2011 and 2012 was RMB2,588,213, RMB2,620,706 and RMB2,801,615, respectively. As of December 31, 2011 and 2012, the net book value was RMB113, 460,899 and RMB110,659,284, respectively.

PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2012
PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software

6.  PROPERTY, EQUIPMENT AND SOFTWARE

Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB
Buildings	535,764,434	892,430,743
Computer equipment	188,512,304	232,200,943
Website-related equipment	95,780,509	107,209,531
Furniture and fixtures	51,239,235	58,079,451
Software	39,694,337	43,782,203
Leasehold improvements	15,719,512	28,866,215
Construction in progress	1,764,477	81,050,521
Less: accumulated depreciation and amortization	(244,570,938)	(319,682,416)
Total net book value	683,903,870	1,123,937,191

From November, 2011, the Company started to build an information and technology center in Chengdu. All direct costs of the information and technology center were originally capitalized as construction in progress.

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was approximately RMB62,929,541, RMB78,809,867 and RMB88,462,807, respectively.

INVESTMENTS	12 Months Ended
Dec. 31, 2012
INVESTMENTS
Investments

7.  INVESTMENTS

Investment as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB
Home Inns (equity method)	732,863,669	762,423,802
Hanting (available-for-sale)	492,658,379	585,540,705
Dining Secretary (available-for-sale)	65,414,773	60,234,118
Starway Hong Kong (equity method)	—	15,656,192
Others	14,208,222	13,393,132
Total net book value	1,305,145,043	1,437,247,949

Home Inns & Hotels Management Inc. (“Home Inns”)

The Company purchased ADSs of Home Inns from time to time through the open market and in a private placement transaction. As of December 31, 2012, the Company held an aggregate equity interest of approximately 15.71% of the outstanding shares of Home Inns (or 14,400,765 shares). Given the level of investment and the common directors on Board of both companies, the Company applied equity method of accounting to account for the investment in Home Inns.

The Company calculated equity in income or losses of investment in Home Inns on one quarter lag basis, as allowed, as the financial statements of Home Inns were not available within a sufficient time period.

On October 1, 2011, Home Inns completed a transaction to acquire 100% equity interest in a business, pursuant to which Home Inns issued additional ordinary shares as part of the total consideration. As a result, the Company’s equity interest in Home Inns effectively decreased from 17.47% to 15.71%. In accordance with ASC 323-10-40-1, the Company accounts for a share issuance by an investee as if the investor had sold a proportionate share of its investment. The issuance price per share of the newly issued capital by the investee is higher than the Company’s average per share carrying amount, thus the Company recognized the non-cash gain of RMB39.3 million for the period ended December 31, 2012. The Company picks up equity calculation of Home Inns on a quarter lag basis, as the Company is not able to timely obtain all necessary financial information from Home Inns to perform the equity investment reconciliations between the Company and Home Inns.

The carrying amount and unrealized securities holding profit for investment as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB

Investment cost
Balance at beginning of year	603,656,113	576,296,429
Foreign currency translation	(27,359,684)	(5,586,601)
Total investment cost	576,296,429	570,709,828

Value booked under equity method
Share of profit on affiliated companies investments	167,175,531	206,428,719
Amortization of identifiable intangible assets, net of tax	(10,608,291)	(14,714,745)
Total booked value under equity method	156,567,240	191,713,974

Net book value	732,863,669	762,423,802

The financial information of Home Inns as of and for the twelve months ended September 30, 2010, 2011 and 2012 is as follows:

		2011	2012
		RMB (‘000)	RMB (‘000)

Current assets		1,908,389	1,480,017
Non-current assets		6,013,060	7,525,212
Current liabilities		1,462,735	1,927,080
Non-current liabilities		2,635,492	3,160,390
Retain earnings		1,051,065	1,018,922
Noncontrolling interest		12,705	10,975

	2010	2011	2012
Total revenues	3,068,313	3,447,769	5,613,953
Net Revenues	2,882,711	3,232,174	5,269,377
Income from operations	512,909	364,600	270,689
Net income	402,116	357,476	4,338
Net income/(loss) attributable to Home Inns Group’s shareholders	394,835	351,916	(395)

The closing price of Home Inns as of December 31, 2012 is US$28.90 per ADS, the aggregate market value of  the Company’s investment in Home Inns is approximately RMB1.3 billion (US$208 million).

China Lodging Group, Limited (“Hanting”)

On March 31, 2010, the Company purchased newly issued 7,202,482 shares from Hanting in a private placement. On the same day, the Company purchased an aggregate of 11,646,964 shares of Hanting from the then shareholders. In addition, on March 31, 2010, the Company purchased 800,000 ADSs representing 3,200,000 shares of Hanting in its initial public offering (“IPO”). All transactions were made at a purchase price of US$12.25 per ADS, or US$3.0625 per share, which is the then IPO price. The total purchase cost is US$67.5 million (approximately RMB461 million). Upon the closing of the transactions described above, the Company holds an aggregate of 22,049,446 shares of Hanting (including 3,200,000 shares represented by ADSs), representing approximately 9% of Hanting’s total outstanding shares as of March 31, 2010.

Given the level of investment, the Company applies ASC-320-25 to account for its investment in Hanting. The Company classified the investment as “available for sale” and measured the fair value at every period end (Note 8). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized.

The closing price of Hanting as of December 31, 2012 is US$17.05 per ADS. As of December 31 2012, the Company recorded the investment in Hanting at a fair value of RMB586 million (approximately US$94 million), with RMB165 million increase in fair value of the investment credited to other comprehensive income.

Dining Secretary China Limited (“Dining Secretary”)

In November 2010, the Company entered into agreements to acquire a minority stake of Dining Secretary’s Series B convertible preferred shares with total consideration of US$10 million. The transaction was closed on November 24, 2010. Headquartered in Shanghai, Dining Secretary is a leading provider of free online and offline restaurant reservations for diners. Dining Secretary operates in many cities in China, serving diners and restaurants with a call center and the website www.95171.cn.

The Company recorded this investment as an available-for-sale debt security. Subsequent to initial recognition, the available-for-sale debt security is measured at fair value at every period end (Note 8). Unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. The decrease in fair value of the investment in Dining Secretary of RMB2.1 million (approximately US$0.3 million) was recorded to other comprehensive income as of December 31, 2012.

Starway Hotels (Hong Kong) Limited (“Starway Hong Kong”)

In April 2012, the Company entered into a share purchase agreements with Hanting to sell 51% equity interest of Starway Hong Kong at the consideration of approximately RMB17.1 million (approximately US$2.7 million). Pursuant to the agreement, Hanting was granted the right to purchase the remaining 49% equity interest of Starway Hong Kong, at its sole discretion at any time following April 15, 2012 until and including the first anniversary of the transaction closing date. The deal was consummated on May 1, 2012 and in accordance with ASC810, the Company deconsolidated Starway Hong Kong upon the closing of the deal and recognized long-term investment of Starway Hong Kong following equity method of accounting for the 49% of retained equity interest of RMB16.5 million representing the fair value upon the deal closing. The company recognized a gain of RMB52 million in other income in the year ended December 31, 2012.

Other investments included cost method investment in BTG-Jianguo Hotels & Resorts Management Co., Ltd.(“BTG-Jianguo”) and equity investments in certain privately-held companies. The investment of BTG-Jianguo was closed in December 2010, with a total consideration of RMB10.2 million.

It has been concluded that the fair value of all investments above is greater than or equal to original cost, as a result, no impairments have been recorded for these investments.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Fair value measurement

8. FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Company measures available-for-sale investments at fair value. Available-for-sale investments classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC). The available-for-sale investments classified within Level 3 is valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.

Assets measured at fail value on a recurring basis are summarized below:

	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	RMB	RMB	RMB	RMB	US$

Available-for-sale investments
Hanting	585,540,705	—	—	585,540,705	93,985,763
Dining Secretary	—	—	60,234,118	60,234,118	9,668,243
Total	585,540,705	—	60,234,118	645,774,823	103,654,006

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	RMB	RMB	RMB	RMB	US$

Available-for-sale investments
Hanting	492,658,379	—	—	492,658,379	78,275,533
Dining Secretary	—		65,414,773	65,414,773	10,393,361
Total	492,658,379	—	65,414,773	558,073,152	88,668,894

There were no significant transfers between Level 1 and Level 2 investment during the years ended 2011 and 2012 and the roll forward of Level 3 investment is as following:

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2010	66,000,000
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(3,061,000)
The change in fair value of the investment in Ding Secretary	2,475,773
Fair value of available-for-sale (Level 3) investment as at December 31, 2011	65,414,773
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(638,000)
The change in fair value of the investment in Ding Secretary	(4,542,655)
Fair value of available-for-sale (Level 3) investment as at December 31, 2012	60,234,118

Fair value of available-for-sale investment (Level 3) as at December 31, 2012 (US$)	9,668,243

The Company determined the fair value of their investment holding in Dining Secretary by using an income approach concluding on the overall investee’s equity value and allocating this value to the various classes of preferred and common shares by using an option-pricing method. The Company used independent appraisal report, based on estimates, judgments and information of other comparable public companies, to determine its fair value. The significant unobservable inputs used in the valuation are as following:

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital (“WACC”)	27%
	Terminal growth rate	3%
	Lack of marketability discount (“LoMD”)	27.5%
Option pricing model	Time to liquidation	3.0 years
	Risk-free rate	0.904%
	Expected volatility	43.4%
	Probability	Liquidation scenario: 45%
		Redemption scenario: 45%
		IPO scenario: 10%
	Dividend yield	Nil

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL
Goodwill

9.  GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB

Balance at beginning of year	758,231,441	798,601,767
Acquisition (Disposal) of others	40,370,326	23,983,574
Balance at end of period	798,601,767	822,585,341

In 2011, the Company invested in a flight information service company. In 2012, the Company invested in a high-end travel agency and a railway ticket agency. The excess of the total cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over the fair value of the identifiable net assets of the acquiree is recorded as goodwill.

Goodwill arose from the business combination completed in the years ended December 31, 2012 has been allocated to the single reporting unit of the Group. Goodwill represents the synergy effects of the business combination.

The Company performed goodwill impairment tests to determine if goodwill impairment is indicated in year 2011 and 2012, and the results of these tests indicated that the Company’s goodwill was not impaired.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Intangible assets

10.  INTANGIBLE ASSETS

Intangible assets as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	11,142,578	15,942,578
Supplier Relationship	9,700,000	9,700,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Intangible assets not subject to amortization
Trade mark	272,715,235	290,715,235
Golf membership certificate	4,200,000	4,200,000
Others	8,706,321	8,736,321
	328,301,021	351,131,021
Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(6,887,766)	(9,183,688)
Customer list	(7,846,786)	(10,499,636)
Supplier Relationship	(485,000)	(1,455,000)
Technology patent	(5,544,000)	(7,392,000)
Cross-border travel agency license	(1,117,277)	(1,117,277)
Intangible assets not subject to amortization
Trade mark	—	—
Golf membership certificate	—	—
Others	—	—
	(21,880,829)	(29,647,601)
Net book value
Intangible assets to be amortized
Non-compete agreements	4,591,844	2,295,922
Customer list	3,295,792	5,442,942
Supplier Relationship	9,215,000	8,245,000
Technology patent	3,696,000	1,848,000
Cross-border travel agency license	—	—
Intangible assets not subject to amortization
Trade mark	272,715,235	290,715,235
Golf membership certificate	4,200,000	4,200,000
Others	8,706,321	8,736,321
	306,420,192	321,483,420

Amortization expense for the years ended December 31, 2010, 2011 and 2012 was approximately RMB7,154,262, RMB8,445,950 and RMB7,736,767 respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows:

Amortization
RMB

2013	6,229,366
2014	1,240,000
2015	1,240,000
2016	1,240,000
2017	1,240,000
11,189,366

SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2012
SHORT-TERM BORROWINGS
Short-term borrowings

11.  SHORT-TERM BORROWINGS

In June 2012, the Group entered into a contract with China Construction Bank for a loan facility of up to US$72.75 million. The facility has a maturity of 12 months and is collateralized by a bank deposit of RMB500 million provided by one of the Company’s wholly-owned subsidiaries. As of December 31, 2012, the Group obtained three borrowings of RMB453.5 million (US$72.75 million) in aggregate under the facility. The interest rate of borrowings is 2.3679%, 2.3606% and 2.3551% per annum, respectively. The Company is in compliance with the loan covenant at December 31, 2012.

In July 2012, the Group entered into a contract with Agricultural Bank of China for a loan facility of RMB500 million. The facility has a maturity of 3 months and is pledged by a bank deposit of RMB500 million of one of the Company’s subsidiaries.  The Group obtained four borrowings of RMB490 million in aggregate under the facility. The interest rate of borrowings is 2.85% per annum. The borrowing was repaid at the end of October, 2012.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Related Party Transactions

12.  RELATED PARTY TRANSACTIONS

During the years ended December 31, 2010, 2011 and 2012 significant related party transactions were as follows:

	2010	2011	2012
	RMB	RMB	RMB
Commissions from Home Inns	18,190,563	17,660,504	35,932,452
Commissions from Hanting	9,509,062	7,965,109	10,988,806
Consideration for disposal majority equity share of Starway Hong Kong from Hanting	—	—	17,131,759
Commissions from Starway Hong Kong	—	—	7,118,150
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”)	21,010,558	29,386,855	32,989,774
Printing expenses to Joyu Tourism Operating Group (“Joyu”)	2,160,000	2,160,000	2,160,000
Advertisement purchase from Focus Media Holding Limited (“Focus Media”)	299,925	—	—
Purchase of Shares of Hanting	461,239,269	—	—

The Company sold 51% equity of Starway Hong Kong to Hanting during 2012, with a total consideration amounted RMB17.1 million. Starway Hong Kong entered into agreements with us to provide hotel rooms for our customers. Commission from Starway Hong Kong for the years ended December 31, 2012 is presented as above.

The Company’s hotel supplier, Home Inns has two directors in common with the Company. Home Inns closed the acquisition of Motel 168 International Holdings Limited (“Motel 168”) on September 30, 2011 and consolidated its financial results thereafter. Commissions from Home Inns presented above include the commissions from Motel 168 starting from October 1, 2011 to December 31, 2012. Another hotel supplier, Hanting, has a director in common with the Company and a director who is a family member of one of our officers. Home Inns and Hanting have entered into agreements with us, respectively, to provide hotel rooms for our customers. Commissions from Home Inns and Hanting for the years ended December 31, 2010, 2011 and 2012 are presented as above.

The Company’s tour package supplier, Ananda is an associate of Wing On Travel. Tour package purchase from Ananda for the years ended December 31, 2010, 2011 and 2012 is presented as above.

The Company entered into printing agreements with TripTX Travel Media Group, one of the subsidiaries of Joyu Tourism Operating Group. Joyu Tourism Operating Group has a director in common with the Company. Total printing expense to Joyu Tourism Operating Group for the years ended December 31, 2010, 2011 and 2012 are presented as above.

The Company’s advertisement service supplier, Focus Media, has a director in common with the Company. The company entered into agreements with affiliates of Focus Media to purchase advertisement service. Advertisement purchase from Focus Media for the year ended December 31, 2010 is presented as above. There is no advertisement purchase from Focus Media for the years ended December 31, 2011 and 2012.

Up to December 31, 2012, the Company purchased 22,049,446 shares of Hanting at unit cost of US$3.0625, representing approximately 9% of Hanting’s total outstanding shares. Total cost of investment was RMB461 million (approximately US$67.5 million) then.

Up to December 31, 2012, the Company purchased 7,200,383 ADS of Home Inns at average unit cost of approximately US$13, representing approximately 15% of Home Inns’ total share in aggregate. Total cost of investment was RMB625 million (approximately US$92 million) then.

As of December 31, 2011 and 2012, significant balances with related parties were as follows:

	2011	2012
	RMB	RMB

Due from related parties:
Due from Home Inns	2,556,809	3,797,931
Due from Starway Hong Kong	—	903,094
Due from Hanting	1,009,091	627,145
Others	1,428,660	—
	4,994,560	5,328,170

Due to related parties:
Due to Ananda	8,585,648	9,215,726
Due to Hanting	—	1,000,000
Due to Joyu	360,000	180,000
Due to related parties of a VIE	249,910	—
	9,195,558	10,395,726

The amounts due from and due to related parties as of December 31, 2011 and 2012 primarily resulted from the transactions disclosed above and revenue received and expenses paid on behalf of each other. They are not collateralized, interest-free and have normal business payment terms.

EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFITS
Employee Benefits

13.  EMPLOYEE BENEFITS

The Group’s employee benefit primarily related to the full-time employees of the PRC subsidiaries and the VIEs, including medical care, welfare subsidies, unemployment insurance and pension benefits. The full-time employees in the PRC subsidiaries and the VIEs are required to accrue for these benefits based on certain percentages of the employees’ salaries in accordance with the relevant PRC regulations and make contributions to the state-sponsored pension and medical plans out of the amounts accrued for medical and pension benefits. The PRC government is responsible for the medical benefits and ultimate pension liability to these employees. The total expenses recorded for such employee benefits amounted to RMB158,641,293, RMB234,725,030 and RMB334,150,368 for the years ended December 31, 2010, 2011 and 2012 respectively.

TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION
Taxation

14.  TAXATION

Cayman Islands

Under the current laws of Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries registered in the Hong Kong are subject to Hong Kong Profits Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong.

Taiwan

The Company’s consolidated entities registered in the Taiwan are subject to Taiwan Enterprise Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Taiwan income tax laws. In the first half of the year 2010, announced by local authority, general enterprise income tax rate of Taiwan was reduced from 25% to 17%. The application tax rate for the Company’s subsidiary in Taiwan is 17%, which was effective retroactively as of January 1, 2010.

China

The Company’s subsidiaries and VIEs registered in the PRC are subject to PRC Corporate Income Tax (“CIT”) on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant PRC income tax laws.

In 2007, the National People’s Congress passed new PRC CIT Law and Detailed Implementation Rules of China CIT Law. The CIT laws were effective on January 1, 2008. The CIT laws apply a general enterprise income tax rate of 25% to both foreign-invested enterprises and domestic enterprises. Preferential tax treatments will continue to be granted to enterprises, which conduct business in certain encouraged sectors and to enterprises otherwise classified as a high and new technology enterprise. In December 2008, the Company’s subsidiaries, Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network and Software Hotel Information obtained approval for the High New Tech Enterprises status. The applicable tax rate for High New Tech Enterprise is 15%, which was effective retroactively as of January 1, 2008. The High New Tech Enterprises qualification has a three-year effective period which expired on December 31, 2010. These four entities reapplied for the qualification in 2011, and got approval form government authority.

Shenzhen Ctrip is registered in the city of Shenzhen in China, which was a special economic zone entitled to a preferential tax rate of 15% before 2008. Under the current CIT law, Shenzhen Ctrip is entitled to a transitional tax rate which is gradually increased to 25% from 2008 to 2012. The applicable CIT rates from 2008 to 2012 are 18%, 20%, 22%, 24% and 25%, respectively. Starting from 2012, Shenzhen Ctrip would be subjected to the general CIT rate of 25%.

In 2002, China’s State Administration of Taxation passed an implementation for the preferential tax treatment in China’s Western Region. Enterprises falling within the Catalog of Encouraged Industries in the Western Region (“Old Catalog”) enjoyed a preferential income tax rate of 15% from 2001 to 2010. In 2011, Chengdu Ctrip and Chengdu Ctrip International obtained approval to use the 15% tax rate for 2010 income tax. The qualification has an effective period which expired on December 31, 2010. In 2012, China’s State Administration of Taxation extended the period to 2020. Accordingly, a new Catalog of Encouraged Industries in the Western Region (“New Catalog”) will be released. Before the release of the New Catalog, enterprises falling within the encouraged industries under the “old” Catalogs may temporarily apply the 15% rate for CIT filing upon agreement by the in-charge tax authorities. The Company applied 25% rate for CIT filling in 2011. In 2012, Chengdu Ctrip and Chengdu Ctrip International obtained approval from local tax authorities to apply the 15% tax rate for 2011 tax filing and for the year from 2012 to 2020, which offset the effective tax rate by 5% of the period ended December 31, 2012.

In 2012, in accordance with CIT Law, the applicable CIT rates are 25%, except for aforementioned four subsidiaries qualified for High New Tech Enterprises, Chengdu Ctrip and Chengdu Ctrip International.

Pursuant to the CIT Law and Circular Caishui [2008]No.1 issued by Ministry of Finance of China on February 22, 2008, the dividends declared out of the profits earned after January 1, 2008 by a foreign invested enterprise(“FIE”) to its immediate holding company outside mainland China would be subject to withholding taxes. A favorable withholding tax rate will be applied if there is a tax treaty arrangement between Mainland China and the jurisdiction of the foreign holding company and other supplementary guidance/requirements stipulated by State Administration of Taxation (“SAT”) and tax treaty are met and proper procedures have been gone through. The Company’s subsidiaries, Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, and Ctrip Information Technology are considered FIEs and are directly held by our subsidiaries in Hong Kong. According to double tax arrangement between Mainland and Hong Kong Special Administrative Region, dividends payable by an FIE in mainland China to the company in Hong Kong will be subject to 5% withholding tax, subject to approval of the tax authority. All of these foreign invested enterprises will be subject to the withholding tax for their earnings generated after January 1, 2008. The Company expects to reinvest undistributed earnings generated after January 1, 2008 in the onshore PRC entities. As a result, no deferred tax liability was provided on the outside basis difference from undistributed earnings after January 1, 2008.

On June 13, 2012, the board of the Company has approved dividend distribution of US$300 million from its PRC subsidiaries to fund a new share repurchase program whereby Ctrip may purchase its own American depositary shares (“ADSs”). The dividends paid by the Company’s PRC subsidiaries to the Company through its Hong Kong subsidiary is subject to a 5% PRC withholding tax, of which RMB95 million (US$15 million) is accrued as of December 31, 2012.

The dividend distribution on June 13, 2012 aforesaid was a one-time event out of the Company’s normal business course, and withholding tax is recorded only for such transaction accordingly. The Company expects to reinvest the remaining undistributed earnings generated after January 1, 2008 in the onshore PRC entities. As a result, no additional deferred tax liability was provided on the outside basis difference for the remaining undistributed earnings of RMB3.6 billion after January 1, 2008.

Composition of income tax expense

The current and deferred portion of income tax expense included in the consolidated statements of income for the years ended December 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense	(223,144,541)	(265,574,760)	(317,283,820)
Deferred tax benefit	14,471,531	3,388,535	22,757,864
Adjustments to deferred tax assets/liabilities for enacted CIT rate change	3,656,049	—	—
Income tax expense	(205,016,961)	(262,186,225)	(294,525,956)

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation between the statutory CIT rate and the Group’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to Subsidiaries in the PRC	(11)%	(10)%	(17)%
Non-deductible expenses incurred	4%	6%	13%
Withholding tax	—	—	10%
Others	(1)%	(1)%	0%
Effective CIT rate	17%	20%	31%

Significant components of deferred tax assets and liabilities:

	2011	2012
	RMB	RMB
Deferred tax assets:
Loss carry forward	14,785,786	42,205,411
Accrued liability for customer reward related programs	24,331,749	32,209,006
Accrued staff salary	13,043,243	22,215,827
Deferred tax liabilities	(390,000)	(390,000)
Others	2,797,209	3,452,556
Less: Allowance of deferred tax assets	(14,785,786)	(37,852,274)
Total deferred tax assets	39,782,201	61,840,526

Deferred tax liabilities, non-current:
Recognition of intangible assets	(48,308,692)	(53,309,153)

Net deferred tax liabilities	(8,526,491)	8,531,373

As of December 31, 2011 and 2012, valuation allowance of RMB14.8 million and RMB37.9 million was provided for operating loss carry forwards related to certain subsidiary based on then assessment where it is more likely than not that such deferred tax assets will not be realized. If events were to occur in the future that would allow us to realize more of our deferred tax assets than the presently recorded net amount, an adjustment would be made to the deferred tax assets that would increase income for the period when those events occurred.

As of December 31, 2012, the Group had net operating tax loss carry forwards amounted to RMB169 million which will expire from 2014 to 2017 if not used.

The provisions for income taxes for the years ended December 31, 2010, 2011 and 2012 differ from the amounts computed by applying the CIT primarily due to preferential tax rate enjoyed by certain of the Company’s subsidiaries and VIEs in the PRC.

The following table sets forth the effect of preferential tax on China operations:

	2010	2011	2012
	RMB	RMB	RMB
Tax holiday effect	125,981,081	115,750,217	119,971,884
Basic net income per ADS effect	0.89	0.80	0.88
Diluted net income per ADS effect	0.84	0.76	0.83

OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS
Other Payables and Accruals

15.  OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals as of December 31, 2011 and 2012 were as follows:

	2011	2012
	RMB	RMB
Accrued operating expenses	99,717,241	205,930,617
Electronic Coupon	—	41,475,136
Accruals for property and equipment	32,195,338	34,450,253
Payable for acquisition	10,750,000	19,742,776
Due to employees for stock option proceeds received on their behalf	7,213,112	13,242,768
Deposits received from suppliers and packaged-tour customers	14,936,752	10,161,612
Others	11,977,422	18,754,719
Total	176,789,865	343,757,881

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT.
Long-term debt

16.       LONG-TERM DEBT

Convertible Senior Notes

On September 24, 2012, the Company issued USD180 million in aggregate principle amount of 0.5% Convertible Senior Notes due September 15, 2017 (the “Notes”) at par. The Notes may be converted, under certain circumstances, based on an initial conversion rate of 51.7116 American depository shares (“ADS”) per USD1,000 principal amount of the Notes (which represents an initial conversion price of USD19.34 per ADS).

The net proceeds to the Company from the issuance of the Notes were USD175 million. The Company pays cash interest at an annual rate of 0.5% on the Notes, payable semi-annually in arrears on March 15 and September 15 of each year, beginning March 15, 2013. Debt issuance costs were USD5.4 million and are being amortized to interest expense to the first put date of the Notes (September 15, 2015).

The Notes are general senior unsecured obligations and rank (1) senior in right of payment to any of the Company’s future indebtedness that is expressly subordinated in right of payment to the Notes, (2) equal in right of payment to any of the Company’s future indebtedness and other liabilities of the Company that are not so subordinated, (3) junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness and (4) structurally junior to all future indebtedness incurred by the Company’s subsidiaries and their other liabilities (including trade payables).

Concurrently with the issuance of the Notes, the Company purchased a call option (“Purchased Call Option”) and sold warrants (“Sold Warrants”). The separate Purchased Call Option and Sold Warrants are structured to reduce the potential future economic dilution associated with the conversion of the Notes and to increase the initial conversion price to USD26.37 per ADS. Each of these components is discussed separately below:

Purchase Call Option

Counterparty agreed to sell to the Company up to approximately 9.3 million shares of the Company’s ADS, which is the number of ADS initially issuable upon conversion of the Notes in full, at a price of USD19.34 per ADS. The Purchased Call Option will be settled in ADSs and will terminate upon the maturity date of the Notes. Settlement of the Purchased Call Option in ADSs, based on the number of ADSs issued upon conversion of the Notes, on the expiration date would result in the Company receiving shares equivalent to the number of shares issuable by the Company upon conversion of the Notes. Should there be an early unwind of the Purchased Call Option, the number of ADSs potentially received by the Company will depend upon 1) the then existing overall market conditions, 2) the Company’s stock price, 3) the volatility of the Company’s stock, and 4) the amount of time remaining before expiration of the convertible note hedge.

Sold Warrants

The Company received USD26.6 million from the same counterparty from the sale of warrants to purchase up to approximately 9.3 million shares of the Company’s ADS at an exercise price of USD26.37 per ADS. The warrants had an expected life of 5 years and expire on September 15, 2017. At expiration, the Company may, at its option, elect to settle the warrants on a net share basis. As of December 31, 2012, the warrants had not been exercised and remained outstanding.

Evaluation thattransactions should be viewed as a single unit:

In accordance with ASC 815-10-15, the Company concluded that the offering of the Notes, Purchased Call Option and the Issued Warrants (1) do not entail the same risks as the Notes involve interest, credit and equity risks, whereas the Purchased Call Option and Issued Warrants transaction was intended to reduce the equity dilution risk for the Company and (2) have a valid business purpose and economic need for structuring the transactions separately as the Company wanted to mitigate future dilution upon conversion of the Notes, as such required that the purchased call option is an American style option which is physical settled whereas the warrant is a European style instrument that allows net share settlement or cash settlement at the choice of the Company. Therefore, the offering of the Notes, Purchased Call Option and Issued Warrants transactions should be accounted for as separate transactions.

The Company has accounted for the Notes in accordance with ASC 470, as a single instrument as a long-term debt. The value of the Notes is measured by the cash received. As of December 31, 2012, RMB1.1 billion (USD180 million) is accounted as the value of the Notes in long-term debt.

The key terms of the Notes are as follows:

Redemption

Contingent redemption option

The Notes are not redeemable prior to the maturity date of September 15, 2017, except as described below. The holders of the Notes (the “Holders”) have a non-contingent option to require the Company to repurchase for cash all or any portion of their Notes on September 15, 2015. The repurchase price will equal 100% of the principal amount of the Notes to be repurchased plus accrued and unpaid interest, if any, to, but excluding, the repurchase date. If a fundamental change (as defined in the Indenture) occurs prior to the maturity date, the Holders may require the Company to purchase for cash all or any portion of the Notes at a purchase price equal to 100% of the principal amount of the Notes to be purchased plus accrued and unpaid interest, if any, to, but excluding, the fundamental change purchase date.The Holders have the option to require the Company to repurchase the Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed The Company believes that the likelihood of occurrence of events considered a the fundamental change is remote.

The contingent redemption option is assessed in accordance with ASC 815-15-25-42. The contingent redemption option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation as the Notes were issued at par and the repurchase feature requires the issuer to settle the option by delivering par plus accrued and unpaid interest, the Notes holder would recover all of their initial investment. Additionally, since the Notes holder can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return.

Non-contingent redemption option

On or after September 15, 2015 (after year 3), the Holders have the right to require the issuer to redeem, at 100% of the loan’s principal amount plus accrued and unpaid interest, in which circumstance the Holders would recover substantially all of their initial investment.

Since the Holders can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return. Therefore, the embedded repurchase feature (put option) is considered clearly and closely related to the debt host pursuant to ASC 815-15-25-1 and does not meet the requirements for bifurcation.

Conversion

The Holders may convert their Notes in integral multiples of USD1,000 principle amount at an initial conversion rate of USD19.34 per ADS, at any time prior to the maturity date of September 15, 2017. Upon conversion of the Notes, the Company will deliver shares of the Company’s ADS. The conversion rate is subject to adjustment in certain events, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change (as defined in the Indenture), the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its Notes in connection with such make-whole fundamental change.

In accordance with ASC 815-10-15-83, the conversion option meets the definition of a derivative. However, bifurcation of conversion option from the Notes is not required as the scope exception prescribed in ASC 815-10-15-74 is met as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity.Assessment of Beneficial Conversion Feature and Contingent Beneficial Conversion Feature:

As the conversion options are not bifurcated, the Company has assessed the beneficial conversion feature (“BCF”), as of commitment date as defined in ASC 470-20. There was no BCF attribute to the Notes as the set conversion price for the Notes was greater than the fair value of the ordinary share price at date of issuance.

The Holders have the option to convert upon a fundamental change, if Holders decide to convert in connection with a fundamental change; the number of shares issuable upon conversion will be increased. The Company will have to assess for the contingent BCF using a measurement date upon issuance of the Notes, upon occurrence of such adjustment. The settlement of the conversion is based on a make-whole provision resulting from a fundamental change, this feature is consistent with ASC 815-40-55-46 (example 19), therefore the Company concludes that this feature is also considered indexed to its own stock.

Accounting for Debt Issuance Costs:

The debt issuance costs were recorded as deferred issuance costs and are amortized as interest expense, using the effective interest method, over the term of the Notes pursuant to ASC 835-30-35-2.

Accounting for Purchased Call Option:

In accordance with ASC 815-10-15-83, the Purchased Call Option meets the definition of a derivative instrument. However, the scope exception in accordance with ASC 815-10-15-74 applies to the Purchased Call Option as it is indexed to its own stock, and the Purchased Call Option meets the requirements of ASC 815 and would be classified in stockholders’ equity, therefore, the cost paid for Purchased Call Option was accounted for within stockholders’ equity, and subsequent changes in fair value will not be recorded.

Accounting for Issued Warrants:

The Company assessed that the Issued Warrants are not liabilities within scope of ASC 480-10-25. The Issued Warrants are legally detachable from the Notes and Purchased Call Option and separately exercisable as such meets the definition of a freestanding derivative instrument pursuant to ASC 815. However, the scope exception in accordance with ASC 815-10-15-74 applies to Warrants and it meets the requirements of ASC 815 that would be classified in stockholders’ equity. Therefore, the Warrants was initially accounted for within stockholders’ equity, and subsequent changes in fair value will not be recorded.

TREASURY STOCK	12 Months Ended
Dec. 31, 2012
TREASURY STOCK
Treasury Stock

17.  TREASURY STOCK

Accelerated share repurchase arrangement

On September 26, 2012, the Company entered into a Capped Call Option Transaction Agreement (the “Agreement”) for an initial notion amount of USD75 million with JP Morgan Chase Bank, National Association. The transaction enables the Company to execute a treasury stock repurchase up to 4.4 million ADSs upon maturity on December 19, 2012. The Agreement consists of two components, a treasure stock repurchase prepayment of USD62,182,346 (purchased call option) with a strike price of USD0.0001 per ADS, plus a warrant (a written call option) with an upper strike price of USD14.3621 per ADS. The total strike notion amount for the Capped Call Option Transaction is USD63,749,958.

Upon maturity:

·                  If the ADS trading price is above upper strike price (USD14.3621 per ADS), Ctrip retains a premium of USD1,567,612 and the initial cash prepayment of USD62,182,346 in cash or a number of ADSs that is calculated by dividing the cash settlement amount of USD63,749,958 by the maturity date’s trading price per ADS;

·                  If the ADS trading price is below upper strike price (USD14.3621 per ADS), Ctrip receives a fixed number of 4,438,763 ADSs.

The Capped Call Option Transaction meet the criteria for being indexed to the Company’s own stock and is therefore be excluded from the scope of ASC 815. The initial cash payment is recorded within shareholders’ equity as a component of additional paid in capital.

On December 19, 2012, the Capped Call Option Transaction expired with cash settlement. The difference between cash settlement and cash prepayment has been accounted for as an equity transaction with the amount recorded in additional paid in capital. As the ADS trading price is above the upper strike price, the Company selected cash settlement of the Capped Call Option amounting to USD63.7 million. As of December 31, 2012, the Company has received USD21.2 million, and the remaining USD42.5 million was collected by the Company subsequently in January, 2013.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Earnings Per Share

18.  EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share were calculated as follows:

	2010	2011	2012
	RMB	RMB	RMB

Numerator:
Net income attributable to Ctrip’s shareholders	1,048,069,740	1,076,414,897	714,405,864
Eliminate the dilutive effect of interest expense of convertible bond	—	—	4,617,398
Numerator for diluted earnings per share	1,048,069,740	1,076,414,897	719,023,262

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	35,385,451	35,977,063	34,236,761
Dilutive effect of share options	2,191,605	2,053,911	1,230,941
Dilutive effect of convertible bond	—	—	623,083
Denominator for diluted earnings per ordinary share	37,577,056	38,030,974	36,090,785

Basic earnings per ordinary share	29.62	29.92	20.87
Diluted earnings per ordinary share	27.89	28.30	19.92

Basic earnings per ADS	7.40	7.48	5.22
Diluted earnings per ADS	6.97	7.08	4.98

For the years ended December 31, 2010, 2011 and 2012, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2010	2011	2012
	RMB	RMB	RMB

Outstanding weighted average stock options	300,275	715,894	1,779,507
Sold Warrants	—	—	1,197,274
	300,275	715,894	2,976,781

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Commitments and Contingencies

19.  COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company has entered into leasing arrangements relating to office premises that are classified as operating leases for the periods from 2013 to 2017. Future minimum lease payments for non-cancelable operating leases are as follows:

Office Premises
RMB
2013	45,549,115
2014	23,709,758
2015	12,700,603
2016	3,434,275
2017	1,005,229
Thereafter	240,196
86,639,176

Rental expense amounted to RMB45,744,187, RMB66,208,557 and RMB94,213,513 for the years ended December 31, 2010, 2011 and 2012, respectively. Rental expense is charged to the statements of income and comprehensive income when incurred.

Capital commitments

As of December 31, 2012, the Company had outstanding capital commitments totaling RMB284.5 million, which consisted of capital expenditures of property, equipment and software.

Guarantee

In connection with our air ticketing business, the Group is required by the Civil Aviation Administration of China, International Air Transport Association, and local airline companies to pay deposits in order to or to provide other guarantees obtain blank air tickets. As of December 31, 2012, the amount under these guarantee arrangements was approximately RMB777 million.

Based on historical experience and information currently available, we do not believe that it is probable that we will be required to pay any amount under these guarantee arrangements. Therefore, we have not recorded any liability beyond what is required in connection with these guarantee arrangements.

Contingencies

The Company is not currently a party to any pending material litigation or other legal proceeding or claims.

The Company is incorporated in Cayman Islands and is considered as a foreign entity under PRC laws. Due to the restrictions on foreign ownership of the air-ticketing, travel agency, advertising and internet content provision businesses, the Company conducts these businesses partly through various VIEs. These VIEs hold the licenses and approvals that are essential for the Company’s business operations. In the opinion of the Company’s PRC legal counsel, the current ownership structures and the contractual arrangements with these VIEs and their shareholders as well as the operations of these VIEs are in compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws and regulations. Accordingly, the Company cannot be assured that PRC government authorities will not take a view in the future contrary to the opinion of the Company’s PRC legal counsel. If the current ownership structures of the Company and its contractual arrangements with VIEs were found to be in violation of any existing or future PRC laws or regulations, the Company may be required to restructure its ownership structure and operations in China to comply with changing and new Chinese laws and regulations.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
Subsequent Events

20.  SUBSEQUENT EVENTS

On February 20, 2013, the Company announced that its board of directors has appointed Mr. James Jianzhang Liang as Chairman and CEO of the Company and Mr. Min Fan as Vice Chairman and President of the Company and Chairman of Ctrip Travel Holdings, Ltd., which is Ctrip’s strategic investment unit, effective from March 1, 2013.

In February, 2013, one of the Company subsidiaries has entered into a share purchase agreement to issue 33,333,333 series B convertible preferred shares on the subsidiary level at a share price of USD1.1 for an aggregate consideration of USD36.7 million (RMB228.3 million).

PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Consolidation

Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries. All significant transactions and balances between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company has adopted the guidance codified in Accounting Standard Codification 810, Consolidations (“ASC 810”) on accounting for VIEs and their respective subsidiaries, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. Accordingly, the financial statements of the following VIEs and VIEs’ subsidiaries are consolidated into the Company’s financial statements since July 1, 2003 or their respective date of establishment/acquisition, whichever is later:

The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Shanghai Huacheng Southwest Travel Agency Co., Ltd. (“Shanghai Huacheng”)	Established on March 13, 2001
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip” formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008

For the years ended December 31, 2010, 2011 and 2012, the Company would be considered the primary beneficiary of a VIE or VIEs’ subsidiary and consolidated the VIE or VIEs’ subsidiary if the Company had variable interests, that will absorb the entity’s expected losses, receive the entity’s expected residual returns, or both.

In December 2009, the FASB issued Consolidations—Improvements to Financial Reporting by Enterprises Involved with VIEs which replaced the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has 1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and 2) the obligation to absorb losses from or the right to receive benefits of the variable interest entity that could potentially be significant to the VIE. The Company adopted the new requirements effective January 1, 2010 and the adoption did not have a material impact on the Company’s consolidated financial statements for the period ended December 31, 2010, 2011 and 2012.

Major variable interest entities and their subsidiaries

Major variable interest entities and their subsidiaries

As of December 31, 2012, the Company conducts a part of its operations through a series of agreements with certain VIEs and VIEs’ subsidiaries as stated in above. These VIEs and VIEs’ subsidiaries are used solely to facilitate the Group’s participation in Internet content provision, advertising business, travel agency and air-ticketing services in the People’s Republic of China (“PRC”) where foreign ownership is restricted.

Shanghai Ctrip Commerce is a domestic company incorporated in Shanghai, the PRC. Shanghai Ctrip Commerce holds a value-added telecommunications business license and is primarily engaged in the provision of advertising business on the Internet website. Two senior officers of the Company collectively hold 100% of the equity interest in Shanghai Ctrip Commerce. The registered capital of Shanghai Ctrip Commerce was RMB30,000,000 as of December 31, 2012.

Shanghai Huacheng is a domestic company incorporated in Shanghai, the PRC. Shanghai Huacheng holds a domestic travel agency license and an air transport sales agency license and mainly provides domestic tour services and air-ticketing services. Shanghai Ctrip Commerce and a senior officer of the Company collectively hold 99.93% of the equity interest in Shanghai Huacheng. The registered capital of Shanghai Huacheng was RMB70,000,000 as of December 31, 2012.

Beijing Ctrip is a domestic company incorporated in Beijing, the PRC. Beijing Ctrip holds an air transport sales agency license, domestic and cross-border travel agency license and is mainly engaged in the provision of air-ticketing services and packaged tour services. A senior officer of the Company and Shanghai Ctrip Commerce collectively hold 100% of the equity interest in Beijing Ctrip. The registered capital of Beijing Ctrip was RMB40,000,000 as of December 31, 2012.

Guangzhou Ctrip is a domestic company incorporated in Guangzhou, the PRC. Guangzhou Ctrip holds air transport sales agency license, domestic and cross-border travel agency license and is mainly engaged in the provision of air-ticketing services and packaged tour services. Two senior officers of the Company collectively hold 100% of the equity interest in Guangzhou Ctrip. The registered capital of Guangzhou Ctrip was RMB3,000,000 as of December 31, 2012.

Shanghai Ctrip is a domestic company incorporated in Shanghai, the PRC. Shanghai Ctrip holds domestic and cross-border travel agency licenses, air transport sales agency license and mainly provides domestic and cross-border tour services. In September 2012, the Company purchased of the ownership interests from the unrelated minority shareholder and effected a simultaneous reduction of capital of Shanghai Ctrip. Upon completion of the above transactions, a senior officer of the Company control 100% of the equity interest in Shanghai Ctrip. The registered capital of Shanghai Ctrip was RMB4,490,000 as of December 31, 2012.

Shenzhen Ctrip is a domestic company incorporated in Shenzhen, the PRC. Shenzhen Ctrip holds air transport sales agency license and domestic travel agency license and is engaged in the provision of air-ticketing service. Two senior officers of the Company collectively hold 100% of the equity interest in Shenzhen Ctrip. The registered capital of Shenzhen Ctrip was RMB2,500,000 as of December 31, 2012.

Ctrip Insurance is an insurance agency incorporated in Shanghai, the PRC. Ctrip Insurance was established in July 2011. Ctrip Insurance holds an insurance agency business license. Shanghai Ctrip Commerce and Ctrip Computer Technology (Shanghai) Co., Ltd. (“Ctrip Computer Technology”) hold 100% of the equity interest in Ctrip Insurance. The registered capital of Ctrip Insurance was RMB50,000,000 as of December 31, 2012.

Chengdu Ctrip is a domestic company incorporated in Chengdu, the PRC. Chengdu Ctrip holds air transport sales agency license and domestic travel agency license and is engaged in the provision of air-ticketing service. Shanghai Ctrip holds 100% of the equity interest in Chengdu Ctrip. The registered capital of Chengdu Ctrip was RMB3,500,000 as of December 31, 2012.

Chengdu Ctrip International is a domestic company incorporated in Chengdu, the PRC. Chengdu Ctrip International holds domestic and cross-border travel agency licenses, air transport sales agency license and mainly provides domestic and cross-border tour services. Shanghai Ctrip holds 100% of the equity interest in Chengdu Ctrip International. The registered capital of Chengdu Ctrip International was RMB2,000,000 as of December 31, 2012.

The capital injected by senior officers or senior officer’s family member are funded by the Company and are recorded as long-term business loans to related parties. The Company does not have any ownership interest in these VIEs and VIEs’ subsidiaries.

As of December 31, 2012, the Company has various agreements with its consolidated VIEs and VIEs’ subsidiaries, including loan agreements, exclusive technical consulting and services agreements, share pledge agreements, exclusive option agreements and other operating agreements.

Details of certain key agreements with the VIEs are as follows:

Powers of Attorney: Each of the shareholders of our affiliated Chinese entities signed an irrevocable power of attorney to appoint Ctrip Computer Technology (Shanghai) Co., Ltd. or another wholly owned subsidiary of ours, as attorney-in-fact to vote, by itself or any other person to be designated at its discretion, on all matters of our affiliated Chinese entities. Each power of attorney will remain effective during the existence of the applicable affiliated Chinese entity. The Power of Attorney shall remain effective as long as the applicable affiliated Chinese entity exists, and the shareholders of our affiliated Chinese entities are not entitled to terminate or amend the terms of the Power of Attorneys without prior written consent from us.

Amended and Restated Technical Consulting and Services Agreement: Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information, each a wholly owned PRC subsidiary of ours, provide our affiliated Chinese entities with technical consulting and related services and staff training and information services. We also maintain their network platforms. In consideration for our services, our affiliated Chinese entities agree to pay us service fees as calculated in such manner as determined by us from time to time based on the nature of service, which may be adjusted periodically. For 2012, our affiliated Chinese entities paid Ctrip Computer Technology and Ctrip Travel Network a quarterly fee based on the number of air tickets sold and the number of packaged-tour products sold in the quarter, at an average rate from RMB7 (US$1) to RMB82 (US$13) per ticket and from RMB29 (US$5) to RMB234 (US$38) per person per tour.  Although the service fees are typically determined based on the number of air tickets sold and packaged tour products sold, given the fact that the nominee shareholders of our affiliated Chinese entities have irrevocably appointed the employees of our subsidiaries to vote on their behalf on all matters they are entitled to vote on, we have the right to determine the level of service fees paid and therefore receive substantially all of the economic benefits of our affiliated Chinese entities in the form of service fees. The services fees paid by all of our affiliated Chinese entities as a percentage of their total net income were 93.1%, 77.7% and 82.7% for the years ended December 31, 2010, 2011 and 2012. The initial term of these agreements is 10 years and may be renewed automatically in 10-year terms unless we disapprove the extension. We retain the exclusive right to terminate the agreements at any time by delivering a 30-day advance written notice to the applicable affiliate Chinese entity.

Amended and Restated Share Pledge Agreements: The shareholders of our affiliated Chinese entities have pledged their respective equity interests in our affiliated Chinese entities as a guarantee for the performance of all the obligations under the other contractual arrangements, including payment by our affiliated Chinese entities of the technical and consulting services fees to us under the amended and restated technical consulting and services agreements, repayment of the business loan under the amended and restated business loan agreements and performance of obligations under the amended and restated exclusive option agreements, each agreement as described herein. In the event any of our affiliated Chinese entity breaches any of its obligations or any shareholder of our affiliated Chinese entities breaches his/her obligations, as the case may be, under these agreements, we are entitled to enforce the equity pledge right and sell or otherwise dispose of the pledged equity interests, and retain the proceeds from such sale or require any of them to transfer his or her equity interest without consideration to the PRC citizen(s) designated by us. These amended and restated share pledge agreements came into effect on the day when the respective pledgors became shareholders of our affiliated Chinese entities, and shall expire two years after the pledgor and the affiliated Chinese entities no longer undertake any obligations under the above-referenced agreements.

Amended and Restated Business Loan Arrangements: Under the amended and restated business loan agreements we entered into with the shareholders of our affiliated Chinese entities, we extended long-term business loans to these shareholders of our affiliated Chinese entities with the sole purpose of providing funds necessary for the capitalization or acquisition of our affiliated Chinese entities. These loan amounts were injected into the affiliated Chinese entities as capital and cannot be accessed for any personal uses. The amended and restated business loan agreements shall remain effective until the parties have fully performed their respective obligations under the agreement, and the shareholders of our affiliated Chinese entities have no right to unilaterally terminate these agreements. In the event that the PRC government lifts its substantial restrictions on foreign ownership of the air-ticketing, travel agency, or value-added telecommunications business in China, as applicable, we will exercise our exclusive option to purchase all of the outstanding equity interests of our affiliated Chinese entities, as described in the following paragraph, and the amended and restated business loan agreements will be cancelled in connection with such purchase. However, it is uncertain when, if at all, the PRC government will lift any or all of these restrictions.

Amended and Restated Exclusive Option Agreements: As consideration for our entering into the amended and restated business loan agreements described above, each of the shareholders of our affiliated Chinese entities has granted us an exclusive, irrevocable option to purchase, or designate one or more person(s) at our discretion to purchase, all of their equity interests in our affiliated Chinese entities at any time we desire, subject to compliance with the applicable PRC laws and regulations. We may exercise the option by issuing a written notice to the relevant affiliated Chinese entity. The purchase price shall be equal to the contribution actually made by the shareholder for the relevant equity interest. Therefore, if we exercise these options, we may choose to cancel the outstanding loans we extended to the shareholders of our affiliated Chinese entities pursuant to the amended and restated business loan agreements as the loans were used solely for equity contribution purposes.  The initial term of these agreements is 10 years and may be renewed automatically in 10-year terms unless we disapprove the extension. We retain the exclusive right to terminate the agreements at any time by delivering a written notice to the applicable affiliate Chinese entity.

The affiliated Chinese entities and their shareholders agree not to enter into any transaction that would affect the assets, obligations, rights or operations of the affiliated Chinese entities without the Company’s prior written consent. They also agree to accept the Company’s guidance with respect to day-to-day operations, financial management systems and the appointment and dismissal of key employees.

In addition, the Company also enters into amended and restated technical consulting and services agreements with its majority or wholly owned subsidiaries of the affiliated Chinese entities, such as Chengdu Ctrip and Chengdu Ctrip International, and these subsidiaries pay the Company service fees based on the level of services provided. The existence of such amended and restated technical consulting and services agreements provides the Company with the enhanced ability to transfer economic benefits of these majority or wholly owned subsidiaries of the affiliated Chinese entities to us in exchange for the services provided, and this is in addition to the Company’s existing ability to consolidate and extract the economic benefits of these majority or wholly owned subsidiaries of the affiliated Chinese entities (for instance, the affiliated Chinese entities may cause the economic benefits to be channeled to them in the form of dividends, which then may be further consolidated and absorbed by the Company through the contractual arrangements described above).

Risks in relation to contractual arrangements between the Company’s PRC subsidiaries and its affiliated Chinese entities:

The Company has been advised by Commerce & Finance Law Offices, its PRC legal counsel, that its contractual arrangements with its consolidated VIEs as described in the Company’s annual report are valid, binding and enforceable under the current laws and regulations of China. Based on such legal opinion and the management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs are in compliance with current PRC laws and legally enforceable. However, there may be in the event that the affiliated Chinese entities and their respective shareholders fail to perform their contractual obligations, the Company may have to rely on the PRC legal system to enforce its rights. The PRC legal system is based on written statutes. Prior court decisions may be cited for reference but have limited precedential value. Since 1979, PRC legislation and regulations have significantly enhanced the protections afforded to various forms of foreign investments in China. However, since the PRC legal system is still evolving, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit remedies available to us. In addition, any litigation in China may be protracted and result in substantial costs and diversion of resources and management attention. Due to the uncertainties with respect to the PRC legal system, the PRC government authorities may ultimately take a view contrary to the opinion of its PRC legal counsel with respect to the enforceability of the contractual arrangements.

There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. If the contractual arrangements establishing the Company’s VIE structure are found to be in violation of any existing or future PRC laws or regulations, the relevant PRC government authorities will have broad discretion in dealing with such violation, including, without limitation, levying fines, confiscating our income or the income of our affiliated Chinese entities, revoking our business licenses or the business licenses of our affiliated Chinese entities, requiring us and our affiliated Chinese entities to restructure our ownership structure or operations and requiring us or our affiliated Chinese entities to discontinue any portion or all of our value-added telecommunications, airticketing, travel agency or advertising businesses. If the imposing of these penalties cause the Company to lose its rights to direct the activities of and receive economic benefits from its VIEs, which in turn may restrict the Company’s ability to consolidate and reflect in its financial statements the financial position and results of operations of its VIEs.

Summary financial information of the Group’s VIEs in the consolidated financial statements

Pursuant to the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves of the VIEs amounting to a total of RMB338 million as of December 31, 2012. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Summary financial information of the VIEs, which represents consolidated financial information of the VIEs and their respective subsidiaries included in the accompanying consolidated financial statements is as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	3,282,365,402	3,724,911,506
Less: Inter-company receivables	(404,109,838)	(542,006,382)
Total assets excluding inter-company	2,878,255,564	3,182,905,124
Total liabilities	2,799,765,002	2,835,938,149
Less: Inter-company payables	(1,252,325,502)	(564,890,117)
Total liabilities excluding inter-company	1,547,439,500	2,271,048,032

As of December 31, 2012 and 2011, the VIEs’ assets mainly consisted of cash and cash equivalent (2012: RMB1,402 million, 2011: RMB1,389 million), accounts receivables (2012: RMB754 million, 2011: RMB609 million), and prepayments and other current assets (2012: RMB534 million, 2011: RMB455 million). The inter-company receivables of RMB542 million and RMB404 million as of December 31, 2012 and 2011, respectively, mainly represented the cash paid by a VIE to one of the Company’s WFOEs for treasury cash management purpose.

As of December 31, 2012 and 2011, the VIEs’ liabilities mainly consisted of advance from customers (2012: RMB1.2 billion, 2011: RMB824 million), accounts payable (2012: RMB792 million, 2011: RMB538 million), taxes payable (2012: RMB66 million, 2011: RMB62 million), salary and welfare payable (2012: RMB78 million, 2011: RMB51 million). The inter-company payables as of December 31, 2012 and 2011 were RMB565 million and RMB1,252 million, respectively, which primarily consisted of the payables due to Ctrip.com (Hong Kong) Limited (“Ctrip HK”), one of the Company’s wholly-owned subsidiaries, for its payment of overseas air tickets and tour packages on behalf of a VIE and another VIEs’ subsidiary and the service fees payable to the WFOEs under the technical consulting and services agreements, which are operational in nature from the VIEs and their subsidiaries’ perspectives.

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net revenues	1,377,332,400	1,923,643,591	2,465,286,325
Cost of revenues	303,025,329	461,223,883	644,886,101
Net income	54,519,950	206,213,884	198,929,052

As aforementioned, the VIEs mainly conduct air-ticketing, travel agency, advertising and value-added telecommunication businesses. Revenues from VIEs accounted for around 59% of the Company’s total revenues in 2012. The air-ticketing and packaged-tour revenues continued to increase in 2012, primarily driven by the increase in the air-ticketing volume and leisure travel volume.

The VIEs’ net income before the deduction of the inter-company consulting fee charges were RMB793 million, RMB956 million and RMB1.1 billion for the years ended December 31, 2010, 2011 and 2012, respectively.

The amount of service fees paid by all the VIEs as a percentage of the VIEs’ total net income were 93.1%, 77.7%and 82.7% for the years ended December 31, 2010, 2011 and 2012, respectively.

The WFOEs are the sole and exclusive provider of technical consulting and related services and information services for the VIEs. Pursuant to the Exclusive Technical Consulting and Service Agreements, the VIEs pay service fees to the WFOEs based on the VIEs’ actual operating results. The WFOEs are entitled to receive substantially all of the net income and transfer a majority of the economic benefits in the form of service fees from the VIEs and VIEs’ subsidiaries to the WFOEs. The WFOEs did not request service fee payments of RMB201 million and RMB286 million from Chengdu Ctrip and Chengdu Ctrip International during the years ended December 31, 2011 and 2012, respectively, primarily for tax planning purpose. If the Company decides to transfer such undistributed earnings as service fee payments from these VIE subsidiaries to the WFOE in the future, these amounts will be subject to a 5% PRC business tax (“BT”) or a 6% value-added taxes (“VAT”), respectively, depending on the location and VAT adoption timing of the WFOE entities. The potential BT or VAT relating to those unremitted earnings amount to approximately RMB27 million.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Foreign currencies

Foreign currencies

The Group’s reporting currency is RMB. The Company’s subsidiaries and VIEs, with an exception of Ctrip.com (Hong Kong) Limited, C-Travel International Limited (“C-Travel”), ezTravel Co., Ltd. (“ezTravel”) and HKWOT (BVI) Limited (“Wing On Travel”), use RMB as their functional currency. Ctrip.com (Hong Kong) Limited and Wing On Travel operate primarily using the Hong Kong dollar (“HK$”), C-Travel operates primarily using the United States dollars (“US$”), and ezTravel operates primarily using the Taiwan dollar (“NT$”) and therefore, the HK$, US$ and NT$ have been determined to be the functional currency for the subsidiaries, respectively. From 2009, Ctrip.com International, Ltd., our listed Company incorporated in Cayman Islands, changed its functional currency from RMB to US$ due to changes in its economic facts and circumstances, including growth in existing operations outside of mainland China and an active plan to explore overseas markets.

Transactions denominated in currencies other than functional currencies are translated at the exchange rates quoted by the People’s Bank of China (the “PBOC”), the Hong Kong Association of Banks (the “HKAB”) or major Taiwan banks, prevailing or averaged at the dates of the transaction for PRC and Hong Kong subsidiaries and ezTravel respectively. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of income and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are translated using the applicable exchange rates quoted by the PBOC, HKAB or banks located in Taiwan at the balance sheet dates. All such exchange gains and losses are included in the statements of income.

Assets and liabilities of the group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The exchange differences for the translation of group companies with non-RMB functional currency into the RMB functional currency are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2301 on December 31, 2012, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

Stock split

Stock split

On January 8, 2010, the Company announced a change in the ratio of its ADSs to ordinary shares from two ADS representing one ordinary share to four ADSs representing one ordinary share, effective on January 21, 2010. For Ctrip’s ADS holders, this ratio change had the same effect as a two-for-one ADS split.

All shares and per share amount in these consolidated financial statements and related notes have been retroactively adjusted to reflect the change in ratio for all periods presented.

Cash and cash equivalents

Cash and cash equivalents

Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of generally three months or less.

Restricted cash

Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash is substantially cash balance on deposit required by its business partners. As of December 31, 2012, restricted cash increased mainly relating to the guarantee of a bank loan.

Short-term investment

Short-term investment

Short-term investment represents bank certificates of deposit placed with banks or other financial institutions with original maturities from the date of purchase of more than three months.

Land use rights

Land use rights

Land use rights represent the prepayments for usage of the parcels of land where the office buildings are located, are recorded at cost, and are amortized over their respective lease periods (usually over 40 to 50 years).

Property, equipment and software

Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Building	20-30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Construction in progress is stated at cost. Construction in progress mainly refers to costs associated with the information and technology center in Chengdu before the buildings are put into service. All direct costs related to the new buildings are capitalized as construction in progress until it is substantially completed and available for use.

Investments

Investments

The Company investments include cost method investment, equity method investments and available-for-sale investments in certain publicly traded companies and privately-held companies.

The Company applies equity method in accounting for our investments in entities in which the Company has the ability to exercise significant influence but does not own a majority equity interest or otherwise controls. Cost method is used for investments over which the Company does not have the ability to exercise significant influence. On May 21, 2009, the Company acquired additional equity interest in Home Inns & Hotels Management Inc. (“Home Inns”), resulting in the Company possessing the ability to exercise significant influence and meeting requirement to apply equity method of accounting (Note 7). On May 1, 2012, the Company sold 51% equity of Ctrip.com (Hong Kong) Limited (“Starway Hong Kong”), with total consideration of RMB17.1 million (approximately US$2.7 million). The Company recorded the 49% of retained noncontrolling interests of RMB16.5 million representing the fair value upon the closing of the noncontrolling interests, following the equity method of accounting (Note 7). Unrealized gains on transactions between the Company and the affiliated entity are eliminated to the extent of the Company’s interest in the affiliated entity; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

The Company classifies its investments in debt and equity securities into one of three categories and accounts for these as follows: (i) debt securities that the Company has the positive intent and the ability to hold to maturity are classified as “held to maturity” and reported at amortized cost; (ii) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as “trading securities” with unrealized holding gains and losses included in earnings; (iii) debt and equity securities not classified as held to maturity or as trading securities are classified as “available-for-sale” and reported at fair value. The Company has designated its investment in commons shares of China Lodging Group, Limited (“Hanting”) as available-for-sale equity securities and its convertible redeemable preferred shares (“Preferred Share”) of Dining Secretary China Limited (“Dining Secretary”) as available-for-sale debt securities in accordance with Accounting Standard Codification (“ASC”) 320-10, respectively. Unrealized gains and losses on available-for-sale securities are excluded from earnings and reported as accumulated other comprehensive income (loss), net of tax. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized.

The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Fair value measurement of financial instruments

Fair value measurement of financial instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, due from related parties, available-for-sale investments, accounts payable, due to related parties, advances from customers and other payables. As of December 31, 2011 and 2012, carrying values of these financial instruments except for available-for-sale investments approximated their fair values because of their generally short maturities. The Company reports available-for-sale investments at fair value at each balance sheet date and includes any unrealized gains and losses (change in fair value that is considered temporary) in stockholders’ equity or in the statement of income (change in fair value that is considered other-than-temporary).

The Company does not have any financial liabilities which must be measured at fair value on a recurring basis.

We measure our financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.

Business combination and Acquisitions

Business combination

U.S. GAAP requires that all business combinations be accounted for under the purchase method. From January 1, 2009, the Group adopted ASC 805, “Business combinations”. Following this adoption, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of income and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although we believe that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

From January 1, 2009, following the adoption of ASC 810, “Consolidation”, the Company also renamed the minority interests to noncontrolling interests and reclassified it on the consolidated balance sheet from the mezzanine section between liabilities and equity to a separate line item in shareholders’ equity. The Company has applied the presentation and disclosure requirements retrospectively for all period presented.

Acquisitions

Wing On Travel

In May 2010, to develop and expand our overseas business, our wholly-owned subsidiary C-Travel, a Cayman Island company, successfully completed the transaction to acquire 90% of the issued share capital of Wing On Travel’s travel service segment, a Hong Kong based travel service provider that offers packaged-tours as well as air tickets and hotel reservation services. We obtained control over Wing On Travel and have consolidated its financial statements since then. The total purchase price for the transaction is approximately RMB598 million (US$88 million). The cash payment is approximately RMB454 million (approximately US$68 million) after the Company assumed net current liability of Wing On Travel as of acquisition date. In February, 2012, Ctrip acquired the remaining 10% of the issued share capital of Wing On Travel’s travel service segment as operated through HKWOT (BVI) Limited, at a consideration of approximately RMB60 million (US$9.4 million). The purchase of the remaining 10% noncontrolling interests was initiated by the Company is treated as an equity transaction.  The difference between the book value of the 10% noncontrolling interests and the cash consideration of Rmb21.7 million was recorded as additional paid in capital. Upon completion of this share purchase, Ctrip holds 100% of the share capital of Wing On Travel. Based on the Company’s assessment, financial results of Wing On Travel is not considered material to the Group for the years ended December 31, 2011 and 2012.

Purchase Price Allocation

Under business combination accounting rules, the total initial purchase price was allocated to Wing On Travel’s net tangible and identifiable intangible assets based on their estimated fair values as set forth below. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of previously held equity interest in Wing On Travel over (ii) the fair value of the identifiable net assets of Wing On Travel is recorded as goodwill. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based in part on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. The final purchase price allocation results as of May 27, 2010 are extracted and set out below, which is designated as the acquisition date:

Fair Value
RMB

Cash and cash equivalents	11,289,928
Restricted cash	10,585,433
Accounts receivable	23,583,536
Amount due from affiliate	455,665
Receivables due from related parties	1,745,930
Prepayments and other current assets	33,194,634

Current assets	80,855,126

Intangible assets	232,183,200
Property, equipment and software	7,858,060
Long-term deposits	77,438
Investments in affiliates	2,315,208

Non-current assets	242,433,906

Accounts payable	(119,074,454)
Due to related parties	(5,750,730)
Salary and welfare payable	(4,052,475)
Taxes payable	(3,931,719)
Advances from customers	(83,465,919)
Other payables and accruals	(9,732,729)

Current liabilities	(226,008,026)

Other long-term payables	(113,694)
Deferred tax liabilities, non-current	(38,310,228)

Non-current liabilities	(38,423,922)

Fair value of net assets acquired (a)	58,857,084

Purchase price (b)	453,812,774

Noncontrolling interest (c)	40,338,913

Goodwill (b + c - a)	435,294,603

Goodwill represents the expected synergies from combining operations of the Company and Wing On Travel, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

The fair value of noncontrolling interest was measured proportionally based on the purchase price of 90% of its equity interest, taking into consideration of 20% noncontrolling interest discount.

In performing the purchase price allocation, the Company considered the analyses of historical financial performance and estimates of future performance of Wing On Travel’s business. The fair value of intangible assets was measured by income approach and major components of intangible assets associated with the Wing On Travel acquisition were set out below:

	Fair value	Useful lives
	RMB

Customer list	6,087,200	3 years
Trademark	226,096,000	Indefinite
	232,183,200

Customer list has been identified as an intangible asset as Wing On Travel has approximately 700 thousand registered users on its website, on which they could book air tickets, hotel rooms and tour packages. The amortization period of 3 years was based on the estimated useful life of the customer list.

Trademark refers to the trademark of “Wing On Travel” and logos used. It was registered in Hong Kong, PRC, Macau, Australia, Canada and Japan with different expiration date starting from 2011 to 2020 and can be renewed with minimal costs. Wing On Travel is a well recognized branding with over 45 years history in Hong Kong. It has been awarded the honor of “Best Travel Agency in Hong Kong” for 2012, the 7th consecutive year dating back to 2006. The useful life of the trademark is indefinite.

ezTravel

To develop and expand overseas business, in 2006, a wholly-owned subsidiary C-Travel, a Cayman Island company, made a minority investment in ezTravel, an online travel service provider in Taiwan that offers packaged tours as well as hotel and air tickets reservation services. In 2009, the Company consolidated ezTravel’s financial statements as it acquired controlling financial interest of ezTravel since then. The financial results of ezTravel were not significant for the Group for the years ended December 31, 2011 and 2012.

Purchase Price Allocation

Under business combination accounting rules, the total purchase price was allocated to ezTravel’s net tangible and identifiable intangible assets based on their estimated fair values as set forth below. The excess of the (i) the total of cost of acquisition, fair value of the non controlling interests and acquisition date fair value of previously held equity interest in ezTravel over (ii) the fair value of the identifiable net assets of ezTravel is recorded as goodwill. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based on independent appraisal reports as well as its experience with similar assets and liabilities in similar industries. The final purchase price allocation results as of acquisition date were set out below:

Fair Value
RMB

Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030

Current assets	145,562,957

Intangible assets	45,700,613
Property, equipment and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039

Non-current assets	53,744,382

Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)

Current liabilities	(87,182,154)

Deferred tax liabilities, non-current	(11,425,153)

Non-current liabilities	(11,425,153)

Fair value of net assets acquired (a)	100,700,032

Cumulative considerations (b)	191,468,053

Noncontrolling interest at fair value (c)	158,479,081

Goodwill (b + c - a)	249,247,102

Goodwill represents the expected synergies from combining operations of the Company and ezTravel, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

The fair value of noncontrolling interest has been determined with regards to the prices in recent share transactions made at arms length close to the acquisition date, taking into consideration other factors, as appropriate.

In performing the purchase price allocation, the Company considered the analyses of historical financial performance and estimates of future performance of ezTravel’s business. The fair value of intangible assets was measured by income approach and major components of intangible assets associated with the ezTravel acquisition were set out below:

	Fair value	Useful lives
	RMB

Customer list	5,055,378	3 years
Trademark	40,645,235	Indefinite
	45,700,613

Customer list has been identified as an intangible asset as ezTravel has approximately 500 thousand registered users on its website, on which they could book air tickets, hotel rooms and tour packages. The amortization period of 3 years was based on the estimated useful life of the customer list.

Trademark represents the trademark, ezTravel, which was registered in PRC and Taiwan with different expiration date starting from 2011 to 2020 and can be renewed with minimal costs for 10 years; and domain name, which is updated every two years. The trademark is an intangible asset that relates to the name recognition of a company and its products or services. Trademark is increasingly a focus of corporate value for an entity as stronger, well-known names typically command premium pricing and generate excess earnings. The useful life of the trademark is indefinite.

Other acquisitions

From time to time, the Company selectively acquired or invested in businesses that complement our existing business, and will continue to do so in the future. Other than disclosed above, none of such acquisitions or investments is material to our businesses or financial results.

Goodwill and other intangible assets

Goodwill and other intangible assets

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs.

Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if an indication of impairment exists. Recoverability of goodwill is evaluated using a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the fair value of a reporting unit exceeds the carrying value of the net assets assigned to a reporting unit, goodwill is considered not impaired and no further testing is required. If the carrying value of the net assets assigned to a reporting unit exceeds the fair value of a reporting unit, the second step of the impairment test is performed in order to determine the implied fair value of a reporting unit’s goodwill. Determining the implied fair value of goodwill requires valuation of a reporting unit’s tangible and intangible assets and liabilities in a manner similar to the allocation of purchase price in a business combination. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, goodwill is deemed impaired and is written down to the extent of the difference. The Company estimates total fair value of the reporting unit using discounted cash flow analysis, and makes assumptions regarding future revenue, gross margins, working capital levels, investments in new products, capital spending, tax, cash flows, and the terminal value of the reporting unit.

As of December 31, 2012, the step one analysis performed indicated that the fair value of the Company’s reporting units was greater than the respective carrying value. There was no impairment of goodwill during the years ended December 31, 2012, 2011 and 2010. Each quarter the Company reviews the events and circumstances to determine if goodwill impairment may be indicated.

Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of non-compete agreements, customer list, supplier relationship, technology patent and a cross-border travel agency license as of December 31, 2011 and 2012. The Company amortizes intangible assets on a straight-line basis over their estimated useful lives, which is three to ten years. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. Other intangible assets that have indefinite useful life primarily include trademark and domain names as of December 31, 2011 and 2012. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable, and also reviews intangible assets with indefinite lives annually for impairment.

No impairment on other intangible assets was recognized for the years ended December 31, 2010, 2011 and 2012.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets (including intangible with definite lives) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Reviews are performed to determine whether the carrying value of asset group is impaired, based on comparison to undiscounted expected future cash flows. If this comparison indicates that there is impairment, the Group recognizes impairment of long-lived assets to the extent the carrying amount of such assets exceeds the fair value.

No impairment of long-lived assets was recognized for the years ended December 31, 2010, 2011, and 2012.

Accrued liability for customer reward program

Accrued liability for customer reward program

The Group’s customers participate in a reward program, which provides travel awards and other gifts to members based on accumulated membership points that vary depending on the services rendered and fees paid. The estimated incremental costs to provide free travel and other gifts are recognized as sales and marketing expense in the statements of income and comprehensive income and accrued for as a current liability as members accumulate points. As members redeem awards or their entitlements expire, the accrued liability is reduced correspondingly. As of December 31, 2011, and 2012, the Group’s accrued liability for its customer reward program amounted to RMB161,838,531 and RMB217,548,153, respectively, based on the estimated liabilities under the customer reward program.

Deferred revenue

Deferred revenue

In 2011, the Group launched a coupon program, through which the Group provides coupons for customers who book selected hotels online through website. Customers who use the coupons receive credits in their virtual cash accounts upon check-out from the hotels and reviews for hotels submitted. Customers may redeem the amount of credits in their virtual cash account in cash, voucher, or mobile phone credit. In accordance with ASC 605-50 “Revenue Recognition: Customer Payments and Incentives”, the Group accounts for the estimated cost of future usage of coupons as contra-revenue or sales and marketing expenses in the consolidated statements.

Revenue recognition

Revenue recognition

The Group conducts its principal businesses in Great China Area primarily through Ctrip Computer Technology (Shanghai) Co., Ltd. (“Ctrip Computer Technology”), Ctrip Travel Information Technology (Shanghai) Co., Ltd. (“Ctrip Travel Information”), Ctrip Travel Network Technology (Shanghai) Co., Ltd. (“Ctrip Travel Network”), Ctrip Information Technology (Nantong) Co., Ltd. (“Ctrip Information Technology”), ezTravel and Wing On Travel. Some of the operations of Ctrip Computer Technology and Ctrip Travel Network are conducted through a series of services and other agreements with the VIEs and VIE subsidiaries.

Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Ctrip Information Technology and the VIEs are subject to business tax and related surcharges on the provision of taxable services in the PRC, which include hotel reservation and air-ticketing services provided to customers. In the statements of income and comprehensive income, business tax and related surcharges are deducted from revenues to arrive at net revenues.

In November 2011, the Ministry of Finance released Circular Caishui [2011] No. 111 mandating Shanghai to carry out a pilot program of tax reform. Effective January 1, 2012, selected entities within modern service industries will switch from a business tax payer to a value-added tax (‘‘VAT’’) payer. The Company expects such tax reform will not have material impact on its consolidated financial statements.

Hotel reservation services

The Group receives commissions from travel suppliers for hotel room reservations through the Group’s transaction and service platform. Commissions from hotel reservation services rendered are recognized after hotel customers have completed their stay at the applicable hotel and upon confirmation of pending payment of the commissions by the hotel. Contracts with certain travel suppliers contain incentive commissions typically subject to achieving specific performance targets and such incentive commissions are recognized when it is reasonably assured that the Group is entitled to such incentive commissions. The Group generally receives incentive commissions from monthly arrangements with hotels based on the number of hotel room reservations where customers have completed their stay. The Group presents revenues from such transactions on a net basis in the statements of income and comprehensive income as the Group, generally, does not assume inventory risks and has no obligations for cancelled hotel reservations.

Air-ticketing services

Air-ticketing revenues primarily include commissions from air ticket booking and related services, including sales of aviation casualty insurance, and revenue generated from air-ticket delivery services. The Group receives commissions from travel suppliers for air-ticketing services through the Group’s transaction and service platform under various services agreements. Commissions from air-ticketing services rendered are recognized after air tickets are issued. The Group presents revenues from such transactions on a net basis in the statements of income as the Group, generally, does not assume inventory risks and has no obligations for cancelled airline ticket reservations. Loss due to obligations for cancelled airline ticket reservations is minimal in the past.

Packaged-tour

The Group receives referral fees from travel product providers for packaged-tour products and services through the Group’s transaction and service platform. Referral fees are recognized as commissions on a net basis after the packaged-tour service are rendered and collections are reasonably assured.

Shanghai Ctrip, Beijing Ctrip, Guangzhou Ctrip, Shenzhen Ctrip and Wing On Travel conduct domestic and cross-border travel tour services. Revenues, mainly referral fees, are recognized as commissions on a net basis after the services are rendered. In cases where these entities undertake the majority of the business risks and acts as principal related to the travel tour services provided, revenues are recognized at gross amounts received from customers after the services are rendered. Loss due to obligations from cancelled travel services of such principal arrangement is minimal in the past.

Corporate travel

Corporate travel management revenues primarily include commissions from air ticket booking, hotel reservation and packaged-tour services rendered to corporate clients. The Group contracts with corporate clients based on service fee model. Travel reservations are made via on-line and off-line services for air tickets, hotel and package-tour. Revenue is recognized on a net basis after the services are rendered, e.g. air tickets are issued, hotel stays or packaged-tour are completed, and collections are reasonably assured.

Other businesses

Other businesses comprise primarily of Internet-related advertising services, the sale of Property Management System (“PMS”), and related maintenance service, commissions from train tickets booking and money exchange transaction services.

Shanghai Ctrip Commerce receives advertising revenues, which principally represent the sale of banners or sponsorship on the website from customers. Advertising revenues are recognized ratably over the fixed term of the agreement as services are provided.

Software Hotel Information conducts sale of PMS and related maintenance service. The sale of PMS is recognized upon customer acceptance. Maintenance service is recognized ratably over the term of the maintenance contract on a straight-line basis.

Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company reviews on a periodic basis  for doubtful accounts for the outstanding trade receivable balances based on historical experience and information available. Additionally, we make specific bad debt provisions based on (i) our specific assessment of the collectibility of all significant accounts; and (ii) any specific knowledge we have acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require us to use substantial judgment in assessing its collectibility. The following table summarized the details of the Company’s allowance for doubtful accounts:

	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	3,630,012	5,718,742	4,974,138
Provision for doubtful accounts	2,522,077	185,443	376,164
Write-offs	(433,347)	(930,047)	(998,339)
Balance at end of period	5,718,742	4,974,138	4,351,963

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of payroll compensation of customer service center personnel, telecommunication expenses, credit card service fee, direct cost of principal travel tour services, depreciation, rentals and related expenses incurred by the Group’s transaction and service platform which are directly attributable to the rendering of the Group’s travel related services and other businesses.

Product development

Product development

Product development expenses include expenses incurred by the Group to develop the Group’s travel supplier networks as well as to maintain, monitor and manage the Group’s transaction and service platform. The Group recognizes website and software development costs in accordance with ASC 350-50 “Website development costs” and ASC 350-40 “Software — internal use software” respectively. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software for internal use and websites content.

Sales and marketing

Sales and marketing

Sales and marketing expenses consist primarily of costs of payroll and related compensation for the Company’s sales and marketing personnel, advertising expenses, and other related marketing and promotion expenses. Advertising expenses, amounting to RMB98,489,080, RMB163,324,295 and RMB275,501,438 for the years ended December 31, 2010, 2011 and 2012 respectively, are charged to the statements of income as incurred.

Share-based compensation

Share-based compensation

Under ASC 718, the Company applied the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on US Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life is based on historical exercise patterns, for options granted before 2008 which the Company has historical data of and believes are representative of future behavior. For options granted since 2008, the Company used simplified method to estimate its expected life, as there are no historical data for options which follow four year vesting period (all options granted before 2008 had three year vesting period). Expected dividend yield is determined in view of the Company’s historical dividend payout rate and future business plan. The Company estimates expected volatility at the date of grant based on historical volatilities. The Company recognizes compensation expense on all share-based awards on a straight-line basis over the requisite service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, we may need to revise those estimates used in subsequent periods.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

According to ASC 718, a change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company would recognize incremental compensation cost in the period the modification occurs and for unvested options, the Company would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

According to ASC 718, the Company classifies options or similar instruments as liabilities if the entity can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets and such cash settlement is probable.  The percentage of the fair value that is accrued as compensation cost at the end of each period shall equal the percentage of the requisite service that has been rendered at that date.  Changes in fair value of the liability classified award that occur during the requisite service period shall be recognized as compensation cost over that period.  Changes in fair value that occur after the end of the requisite service period are compensation cost of the period in which the changes occur. Any difference between the amount for which a liability award is settled and its fair value at the settlement date as estimated is an adjustment of compensation cost in the period of settlement.

Share incentive plans

On November 5, 2004, the Company’s board of directors adopted a 2005 Employee’s Stock Option Plan (“2005 Option Plan”). The 2005 Option Plan was approved by the shareholders of the Company in October 2005. The Company has reserved 3,000,000 ordinary shares for future issuances of options under the 2005 Option Plan. The terms of the 2005 Option Plan are substantially similar to the Company’s 2003 Option Plan. As of December 31, 2011 and 2012, 1,242,025 and 829,409 options were outstanding under the 2005 Option Plan respectively.

On October 17, 2007, the Company adopted a 2007 Share Incentive Plan (“2007 Incentive Plan”), which was approved by the shareholders of the Company on June 15, 2007. Under the 2007 Incentive Plan, the maximum aggregate number of shares, which may be issued pursuant to all share-based awards (including Incentive Share Options and Restricted Share Units (“RSU”)), is one million ordinary shares as of the first business day of 2007, plus an annual increase of one million shares to be added on the first business day of each calendar year beginning in 2008 to 2016. Under the 2007 Incentive Plan, the directors may, at their discretion, grant any employees, officers, directors and consultants of the Company and/or its subsidiaries such share-based awards. Shares options granted under 2007 Incentive Plan are vested over a period of 4 years. RSUs granted under 2007 Incentive Plan have a restricted period for 4 years. As of December 31, 2011 and 2012, 4,191,517 and 3,090,126 options and 190,916 and 646,301 RSUs were outstanding under the 2007 Incentive Plan.

Option modification

In February 2009, the Board of Directors approved an option modification to reduce the exercise price of all outstanding unvested options that were granted by the Company in 2007 and 2008 to the then fair market value of ordinary shares underlying such options with a new vesting period ranging from three years to four years. The then fair market value was based on the closing price of our ADSs traded on the Nasdaq as of February 10, 2009, which was the last trading day prior to the board approval. Other terms of the option grants remain unchanged. Total options modified amount to 1.6 million. All eligible option grantees affected by such changes had entered into amendments to their original share option agreements with the Company. The Company expects to take a modification charge for the incremental compensation cost of approximately US$15 million over the remaining vesting periods of three years to four years of the modified options.

In December 2009, the Board of Directors approved an option modification to extend the expiration dates of all stock options granted in 2005 and 2006 to eight years after the respective original grant dates of these options. Other terms of the option grants remain unchanged. Total options modified amount to 0.6 million, which were fully vested. The Company had taken a modification charge for the incremental compensation cost of US$2.6 million in 2009, the period in which the modification occurred.

In February 2010, the compensation committee approved an option modification to extend the expiration dates of all stock options granted in and after 2007 to eight years after the respective original grant dates of these options. Other terms of the option grants remain unchanged. Total options modified amount to 2.8 million, which includes 2.3 million related to the unvested options and 0.5 million related to the vested options. The Company has taken a modification charge for the incremental compensation cost of US$2.2 million in 2010 for fully vested options and expects to take approximately US$2.7 million incremental cost for unvested options over their respective remaining vesting period.

In January 2012, the compensation committee passed a resolution to replace all options that previously granted under the 2007 incentive plan but with exercise price above $120.00 per ordinary share, with maximum of 518,017 restricted share units (RSU) of the Company based on the conversion ratio at 4:1 (“the Replacement”). Both awards are subject to the same service period. As of December 31,2012, 1,901,372 options were modified into 475,343 RSUs. There was no incremental cost, as a result of such option modification.

A summary of option activity under the share option plans

The following table summarized the Company’s share option activity under all the option plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (Years)		Aggregate Intrinsic Value
Outstanding at December 31, 2009	3,387,410	43.84	*	3.97		338,334,777
Granted	1,264,625	128.27
Exercised	(191,469)	38.28
Forfeited	(46,085)	97.07
Outstanding at December 31, 2010	4,414,481	67.71		5.98	**	415,360,566
Granted	1,375,345	136.86
Exercised	(207,142)	38.12
Forfeited	(149,143)	115.98
Outstanding at December 31, 2011	5,433,541	85.02		5.59		144,827,231
Granted	961,980	79.55
Exercised	(502,991)	29.39
Forfeited	(71,623)	136.67
Converted to RSU in January 2012	(1,901,372)	91.8
Outstanding at December 31, 2012	3,919,535	64.81		5.14		57,772,345
Vested and expect to vest at December 31, 2012	3,761,793	64.26		5.09		56,649,739
Exercisable at December 31, 2012	1,947,762	51.53		3.97		43,739,769

* It includes the impact of stock modification in February 2009.

**It includes the impact of stock modification in December 2009 and February 2010.

The Company’s current practice is to issue new shares to satisfy share option exercises.

The expected-to-vest options are the result of applying the pre-vesting forfeiture rate assumptions of 8% to total unvested options.

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$94.36 as of December 31, 2012 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2012.

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 were US$24 million US$25 million and US$34 million, respectively.

The following table summarizes information related to outstanding and exercisable options as of December 31, 2012 (in US$, except shares):

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
17.00-22.99	4,000	20.55	0.36	4,000	20.55	0.36
23.00-34.99	84,246	26.43	0.95	84,246	26.43	0.95
35.00-44.99	1,785,136	38.10	4.06	1,310,578	38.16	4.04
45.00-58.99	175,850	58.39	2.12	175,850	58.39	2.12
59.00-77.99	463,687	70.44	7.62	8,366	77.02	2.62
78.00-96.99	825,467	91.50	6.20	222,927	96.70	4.67
97.00-129.99	506,039	106.49	6.59	133,420	107.46	6.51
130.00-159.99	75,110	151.15	6.15	8,375	148.41	6.05
	3,919,535			1,947,762

The weighted average fair value of options granted during the years ended December 31, 2010, 2011 and 2012 was US$61.02, US$64.79 and US$38.01 per share, respectively.

As of December 31, 2012, there was US$129 million of total unrecognized compensation cost, net of estimated forfeitures, related to unvested share options which are expected to be recognized over a weighted average period of 2.5 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. For the years ended December 31, 2012, total cash received from the exercise of share options amounted to RMB81,911,154 (approximately US$13.1 million).

The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
Risk-free interest rate	1.76% - 2.41%	0.81% - 2.11%	0.71%-1.05%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	52% - 53%	53%-55%	56%
Fair value of options at grant date per share	from US$57.24	from US$48.69	from US$33.44
	to US$73.59	to US$74.39	to US$42.18

A summary of RSUs activities under the share option plans

The Company granted 8,600, 188,407 and 164,976 RSUs to employees with 4 year requisite service period for the years ended December 31, 2010, 2011 and 2012, respectively. In additional, pursuant to the Replacement mentioned above, another 475,343 RSUs replaced the 1,901,372 options initially granted under the 2007 incentive plan.

The following table summarized the Company’s RSUs activities under all option plans (in US$, except shares):

	Number of Shares	Weighted average grant date fair value(US$)
Restricted shares
Outstanding at December 31, 2011	190,916	130.29
Granted	164,976	82.34
Converted from option in January 2012	475,343	—
Exercised	(124,644)	129.84
Forfeited	(60,290)	128.27
Unvested at December 31, 2012	646,301	101.30	*

* It does not include the impact of restricted shares converted form option.

Total share-based compensation cost for the RSUs amounted to US$1.2million, US$22.5 million and US$12.5 million for the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2012, there was US$25.6 million unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 3.0 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the leasing company are charged to the statements of income on a straight-line basis over the lease periods.

Taxation

Taxation

Deferred income taxes are provided using the balance sheet liability method. Under this method, deferred income taxes are recognized for the tax consequences of significant temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered unlikely that some portion of, or all of, the deferred tax assets will not be realized.

Effective January 1, 2007, the Company adopted ASC 740, “Income Taxes”. It clarifies the accounting for uncertainty in income taxes recognized in the Company’s consolidated financial statements and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

As of December 31, 2012, the Company did not record any liability for uncertain tax positions. The Company’s policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For 2012, the Company did not have any interest and penalties associated with tax positions.

Other income

Other income

Other income primarily consists of financial subsidies, investment income and foreign exchange gains/(losses). Financial subsidies from local PRC government authority were recorded as other income in the consolidated statements of income. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy are determined at the discretion of the relevant government authority. Financial subsidies are recognized as other income when received. Components of other income for the years ended December 31, 2010, 2011 and 2012 were as follows:

	2010	2011	2012
	RMB	RMB	RMB
Financial subsidies	64,016,045	72,791,093	90,280,139
Gain on deconsolidation of subsidiaries	—	—	44,432,052
Reimbursement from the depository	—	8,080,557	7,914,706
Foreign exchange gains/(losses)	34,142,139	34,879,388	(9,781,057)
Others	967,332	1,872,687	(2,557,897)
Total	99,125,516	117,623,725	130,287,943

Statutory reserves

Statutory reserves

The Company’s PRC subsidiaries and the VIEs are required to allocate at least 10% of their after-tax profit to the general reserve in accordance with the PRC accounting standards and regulations. The allocation to the general reserve can be stopped if such reserve has reached 50% of the registered capital of each company. Appropriations to the enterprise expansion fund, staff welfare and bonus fund are at the discretion of the board of directors of Ctrip Computer Technology, Ctrip Travel Information, Ctrip Travel Network, Ctrip Information Technology and Software Hotel Information, the subsidiaries of the Company. Appropriations to discretionary surplus reserve are at the discretion of the board of directors of the VIEs. These reserves can only be used for specific purposes and are not transferable to the Company in form of loans, advances, or cash dividends. During the years ended December 31, 2010, 2011, and 2012, appropriations to statutory reserves have been made of RMB19,325,938, RMB3,408,849, and RMB3,371,696, respectively. The Company’s subsidiary in Taiwan, ezTravel, is required to allocate 10% of its after-tax profit to the statutory reserve in accordance with the Taiwan regulations. During the years ended December 31, 2011 and 2012, appropriations to statutory reserves equivalent to RMB1,255,911, and RMB1,801,148 have been made, respectively. There is no such regulation of providing statutory reserve in Hong Kong.

Dividends

Dividends

Dividends are recognized when declared.

PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. Additionally, as the Company does not have any direct ownership in the VIEs, the VIEs cannot directly distribute dividends to the Company. The PRC government imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign exchange and through restrictions on foreign trade. As substantially all of our revenues are in RMB, any restrictions on currency exchange may limit our ability to use revenue generated in RMB to fund our business activities outside China or to make dividend payments in U.S. dollars. Restricted net assets of the Company’s PRC subsidiaries and VIEs not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and other restrictions were RMB1.6 billion as of December 31, 2012.

As a result of the aforementioned PRC regulation and the Company’s organizational structure, accumulated profits of the subsidiaries in PRC distributable in the form of dividends to the parent as of December 31, 2010, 2011 and 2012 were RMB2.0 billion, RMB2.9 billion and RMB3.6 billion, respectively. The Company’s PRC subsidiaries and VIEs are able to enter into royalty and trademark license agreements or certain other contractual arrangements at the discretion of the Company without third party consent, for which the compensatory element of the arrangement is excluded from the accumulated profits.

Effective January 1, 2008, current CIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside mainland China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

On June 13, 2012, the Company announced that the board of the Company has approved dividend distribution of US$300 million from its PRC subsidiaries to fund a new share repurchase program whereby Ctrip may purchase its own American depositary shares (“ADSs”). As of December 31, 2012, RMB62,503,732 dividend was paid from PRC subsidiaries to HK subsidiary.

This dividend distribution was a one-time event out of the Company’s normal business course, and withholding tax is recorded only for such transaction accordingly. The PRC withholding tax amounted US$15 million was recorded in the Company’s 2012 financial results (Note 14).

Earnings per share

Earnings per share

In accordance with “Computation of Earnings Per Share”, basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method).

Treasury stock

Treasury stock

On July 30, 2008 and September 30, 2008 our board of directors and shareholders respectively approved a US$15 million share repurchase plan. On September 29, 2011, our board of directors approved another US$100 million share repurchase plan. And on June 13, 2012, our board of directors approved a US$300 million share repurchase plan. The share-repurchase programs do not require the Company to acquire a specific number of shares and may be suspended or discontinued at any time.

Treasury stock consists of ADS repurchased by the Group under these three plans. As of December 31, 2012, the Company repurchased an aggregated 4,365,306 shares at total cost of USD$299 million. Treasury stock is accounted for under the cost method.

Segment reporting

Segment reporting

The Company operates and manages its business as a single segment. In accordance with “Disclosures about Segment of an Enterprise and Related Information”,the Company’s chief operating decision-maker has been identified as the CEO, who reviews operating results to make decisions about allocating resources and assessing performance for the entire company. Since the Company operates in one reportable segment, all financial segment and product information required by this statement can be found in the Consolidated Statements.

The Company primarily generates its revenues from customers in Great China Area, and assets of the Company are also located in Great China Area. Accordingly, no geographical segments are presented.

Recent accounting pronouncements

Recent accounting pronouncements

In April 2011, the FASB issued new accounting guidance (ASU 2011-03), “Reconsideration of Effective Control for Repurchase Agreements”. The guidance addresses effective control in repurchase agreements and eliminates the requirement for entities to consider whether the transferor (i.e., seller) has the ability to repurchase the financial assets in a repurchase agreement. This new accounting guidance will be effective, on a prospective basis, for new transactions or modifications to existing transactions on January 1, 2012. The adoption of this Update did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). This update amends ASC Topic 820, “Fair Value Measurement and Disclosure.” ASU 2011-04 clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. ASU 2011-04 is effective for annual and interim reporting periods beginning on or after December 15, 2011, which means that it will be effective for the Company’s fiscal quarter beginning January 1, 2012. The new guidance is to be adopted prospectively and early adoption is not permitted. The adoption of this guidance did not have an impact on the consolidated financial statements other than expanded disclosures in the fair value measurement footnote.

In June 2011, the FASB issued ASU No. 2011-05 (‘‘ASU 2011-05’’), Comprehensive Income (Topic 220)—Presentation of Comprehensive Income. ASU 2011-05 eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, it requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of net income and other comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued Accounting Standards Update 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income.” This Update indefinitely deferred only the specific requirement in ASU 2011-05 to present reclassification adjustments for each component of other comprehensive income on the face of the financial statements. ASU 2011-05 and ASU 2011-12 were effective retrospectively for interim and annual periods beginning after December 15, 2011 and were adopted by the group effective January 1, 2012. The adoption of this Update did not have a material impact on the Company’s consolidated financial statements.

In September 2011, the FASB issued Accounting Standards Update 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for a reporting unit (i.e., Step 1 of the traditional goodwill impairment test). If an entity determines, on a basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of a reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011. The assessment of qualitative factors is optional and at our discretion, the Group bypassed the qualitative assessment as of December 31, 2012 and performed the first step of the quantitative goodwill impairment test.

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”. This Update requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This Update is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. In January 2013, the FASB issued ASU 2013-01, “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. The amendments clarify that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with ASC 210-20-45 or ASC 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The effective date is the same as the effective date of ASU 2011-11.  The Company has not early adopted the new guidance and expects the adoption to have no material impact on the Group’s consolidated result of operations and financial condition.

In July 2012, the FASB issued ASU 2012-02, “Intangibles — Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment”. The Update applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per the Update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. The Company does not expect ASU 2012-02 to have a significant impact on the Group’s consolidated result of operations and financial condition.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This Update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this Update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This Update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The Company does not expect ASU 2013-02 to have a significant impact on the Group’s consolidated result of operations and financial condition.

Certain risks and concentration

Certain risks and concentration

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, amounts due from related parties, prepayments and other current assets. As of December 31, 2010, 2011 and 2012, substantially all of the Company’s cash and cash equivalents, restricted cash and short-term investment were held in major financial institutions located in the PRC and in Hong Kong, which management considers to be of high credit quality. Accounts receivable are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC.

No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2010, 2011 and 2012. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2011 and 2012.

PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES
Company's major VIEs and VIE's subsidiaries

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Shanghai Huacheng Southwest Travel Agency Co., Ltd. (“Shanghai Huacheng”)	Established on March 13, 2001
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip” formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008

Consolidation balance sheet information of VIEs

	As of December 31,
	2011	2012
	RMB	RMB
Total assets	3,282,365,402	3,724,911,506
Less: Inter-company receivables	(404,109,838)	(542,006,382)
Total assets excluding inter-company	2,878,255,564	3,182,905,124
Total liabilities	2,799,765,002	2,835,938,149
Less: Inter-company payables	(1,252,325,502)	(564,890,117)
Total liabilities excluding inter-company	1,547,439,500	2,271,048,032

Consolidation results of operations information of VIEs

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Net revenues	1,377,332,400	1,923,643,591	2,465,286,325
Cost of revenues	303,025,329	461,223,883	644,886,101
Net income	54,519,950	206,213,884	198,929,052

Property, equipment and software, estimated useful lives

Building	20-30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	3,630,012	5,718,742	4,974,138
Provision for doubtful accounts	2,522,077	185,443	376,164
Write-offs	(433,347)	(930,047)	(998,339)
Balance at end of period	5,718,742	4,974,138	4,351,963

Company's share option activity under all the option plans

The following table summarized the Company’s share option activity under all the option plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life (Years)		Aggregate Intrinsic Value
Outstanding at December 31, 2009	3,387,410	43.84	*	3.97		338,334,777
Granted	1,264,625	128.27
Exercised	(191,469)	38.28
Forfeited	(46,085)	97.07
Outstanding at December 31, 2010	4,414,481	67.71		5.98	**	415,360,566
Granted	1,375,345	136.86
Exercised	(207,142)	38.12
Forfeited	(149,143)	115.98
Outstanding at December 31, 2011	5,433,541	85.02		5.59		144,827,231
Granted	961,980	79.55
Exercised	(502,991)	29.39
Forfeited	(71,623)	136.67
Converted to RSU in January 2012	(1,901,372)	91.8
Outstanding at December 31, 2012	3,919,535	64.81		5.14		57,772,345
Vested and expect to vest at December 31, 2012	3,761,793	64.26		5.09		56,649,739
Exercisable at December 31, 2012	1,947,762	51.53		3.97		43,739,769

* It includes the impact of stock modification in February 2009.

**It includes the impact of stock modification in December 2009 and February 2010.

Information related to outstanding and exercisable options

The following table summarizes information related to outstanding and exercisable options as of December 31, 2012 (in US$, except shares):

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
17.00-22.99	4,000	20.55	0.36	4,000	20.55	0.36
23.00-34.99	84,246	26.43	0.95	84,246	26.43	0.95
35.00-44.99	1,785,136	38.10	4.06	1,310,578	38.16	4.04
45.00-58.99	175,850	58.39	2.12	175,850	58.39	2.12
59.00-77.99	463,687	70.44	7.62	8,366	77.02	2.62
78.00-96.99	825,467	91.50	6.20	222,927	96.70	4.67
97.00-129.99	506,039	106.49	6.59	133,420	107.46	6.51
130.00-159.99	75,110	151.15	6.15	8,375	148.41	6.05
	3,919,535			1,947,762

Assumptions of Black-Scholes pricing model

	2010	2011	2012
Risk-free interest rate	1.76% - 2.41%	0.81% - 2.11%	0.71%-1.05%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	52% - 53%	53%-55%	56%
Fair value of options at grant date per share	from US$57.24	from US$48.69	from US$33.44
	to US$73.59	to US$74.39	to US$42.18

Schedule of restricted share activities under all option plans

The following table summarized the Company’s RSUs activities under all option plans (in US$, except shares):

	Number of Shares	Weighted average grant date fair value(US$)
Restricted shares
Outstanding at December 31, 2011	190,916	130.29
Granted	164,976	82.34
Converted from option in January 2012	475,343	—
Exercised	(124,644)	129.84
Forfeited	(60,290)	128.27
Unvested at December 31, 2012	646,301	101.30	*

* It does not include the impact of restricted shares converted form option.

Components of other income

	2010	2011	2012
	RMB	RMB	RMB
Financial subsidies	64,016,045	72,791,093	90,280,139
Gain on deconsolidation of subsidiaries	—	—	44,432,052
Reimbursement from the depository	—	8,080,557	7,914,706
Foreign exchange gains/(losses)	34,142,139	34,879,388	(9,781,057)
Others	967,332	1,872,687	(2,557,897)
Total	99,125,516	117,623,725	130,287,943

Wing On Travel
Acquisitions disclosures
Purchase price allocation

The final purchase price allocation results as of May 27, 2010 are extracted and set out below, which is designated as the acquisition date:

Fair Value
RMB

Cash and cash equivalents	11,289,928
Restricted cash	10,585,433
Accounts receivable	23,583,536
Amount due from affiliate	455,665
Receivables due from related parties	1,745,930
Prepayments and other current assets	33,194,634

Current assets	80,855,126

Intangible assets	232,183,200
Property, equipment and software	7,858,060
Long-term deposits	77,438
Investments in affiliates	2,315,208

Non-current assets	242,433,906

Accounts payable	(119,074,454)
Due to related parties	(5,750,730)
Salary and welfare payable	(4,052,475)
Taxes payable	(3,931,719)
Advances from customers	(83,465,919)
Other payables and accruals	(9,732,729)

Current liabilities	(226,008,026)

Other long-term payables	(113,694)
Deferred tax liabilities, non-current	(38,310,228)

Non-current liabilities	(38,423,922)

Fair value of net assets acquired (a)	58,857,084

Purchase price (b)	453,812,774

Noncontrolling interest (c)	40,338,913

Goodwill (b + c - a)	435,294,603

Components of intangible assets associated with acquisition
	Fair value	Useful lives
	RMB

Customer list	6,087,200	3 years
Trademark	226,096,000	Indefinite
	232,183,200

ezTravel
Acquisitions disclosures
Purchase price allocation

Fair Value
RMB

Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030

Current assets	145,562,957

Intangible assets	45,700,613
Property, equipment and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039

Non-current assets	53,744,382

Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)

Current liabilities	(87,182,154)

Deferred tax liabilities, non-current	(11,425,153)

Non-current liabilities	(11,425,153)

Fair value of net assets acquired (a)	100,700,032

Cumulative considerations (b)	191,468,053

Noncontrolling interest at fair value (c)	158,479,081

Goodwill (b + c - a)	249,247,102

Components of intangible assets associated with acquisition
	Fair value	Useful lives
	RMB

Customer list	5,055,378	3 years
Trademark	40,645,235	Indefinite
	45,700,613

PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets
	2011	2012
	RMB	RMB
Prepayments and deposits to vendors	529,791,210	644,317,439
Receivables related to Capped Call Option (Note 16)	—	264,779,132
Interest receivable	10,049,752	36,543,547
Receivables from financial institution	3,024,192	14,368,206
Prepayments for property and equipment	6,736,223	7,885,594
Employee advances	4,692,497	3,676,848
Others	6,899,277	22,249,774
Total	561,193,151	993,820,540

LONG-TERM DEPOSITS AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM DEPOSITS AND PREPAYMENTS
Components of long-term deposits and prepayments
	2011	2012
	RMB	RMB
Deposits paid to airline suppliers	124,565,156	126,190,327
Unamortized debt issuance cost	—	32,396,007
Deposit paid to lessor	17,172,324	18,413,764
Prepayments for fixed assets	—	15,499,330
Deposit paid to travel bureau	110,000	110,000
Others	13,513,012	18,008,882
Total	155,360,492	210,618,310

PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, EQUIPMENT AND SOFTWARE
Schedule of property, equipment and software and its related accumulated depreciation and amortization
	2011	2012
	RMB	RMB
Buildings	535,764,434	892,430,743
Computer equipment	188,512,304	232,200,943
Website-related equipment	95,780,509	107,209,531
Furniture and fixtures	51,239,235	58,079,451
Software	39,694,337	43,782,203
Leasehold improvements	15,719,512	28,866,215
Construction in progress	1,764,477	81,050,521
Less: accumulated depreciation and amortization	(244,570,938)	(319,682,416)
Total net book value	683,903,870	1,123,937,191

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS
Investment

	2011	2012
	RMB	RMB
Home Inns (equity method)	732,863,669	762,423,802
Hanting (available-for-sale)	492,658,379	585,540,705
Dining Secretary (available-for-sale)	65,414,773	60,234,118
Starway Hong Kong (equity method)	—	15,656,192
Others	14,208,222	13,393,132
Total net book value	1,305,145,043	1,437,247,949

Carrying amount and unrealized securities holding profit for equity method investment

	2011	2012
	RMB	RMB

Investment cost
Balance at beginning of year	603,656,113	576,296,429
Foreign currency translation	(27,359,684)	(5,586,601)
Total investment cost	576,296,429	570,709,828

Value booked under equity method
Share of profit on affiliated companies investments	167,175,531	206,428,719
Amortization of identifiable intangible assets, net of tax	(10,608,291)	(14,714,745)
Total booked value under equity method	156,567,240	191,713,974

Net book value	732,863,669	762,423,802

Financial information of investees

		2011	2012
		RMB (‘000)	RMB (‘000)

Current assets		1,908,389	1,480,017
Non-current assets		6,013,060	7,525,212
Current liabilities		1,462,735	1,927,080
Non-current liabilities		2,635,492	3,160,390
Retain earnings		1,051,065	1,018,922
Noncontrolling interest		12,705	10,975

	2010	2011	2012
Total revenues	3,068,313	3,447,769	5,613,953
Net Revenues	2,882,711	3,232,174	5,269,377
Income from operations	512,909	364,600	270,689
Net income	402,116	357,476	4,338
Net income/(loss) attributable to Home Inns Group’s shareholders	394,835	351,916	(395)

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Fair value, assets measured on recurring basis
	Fair Value Measurement at December 31, 2012 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2012
	RMB	RMB	RMB	RMB	US$

Available-for-sale investments
Hanting	585,540,705	—	—	585,540,705	93,985,763
Dining Secretary	—	—	60,234,118	60,234,118	9,668,243
Total	585,540,705	—	60,234,118	645,774,823	103,654,006

	Fair Value Measurement at December 31, 2011 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2011
	RMB	RMB	RMB	RMB	US$

Available-for-sale investments
Hanting	492,658,379	—	—	492,658,379	78,275,533
Dining Secretary	—		65,414,773	65,414,773	10,393,361
Total	492,658,379	—	65,414,773	558,073,152	88,668,894

Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2010	66,000,000
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(3,061,000)
The change in fair value of the investment in Ding Secretary	2,475,773
Fair value of available-for-sale (Level 3) investment as at December 31, 2011	65,414,773
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(638,000)
The change in fair value of the investment in Ding Secretary	(4,542,655)
Fair value of available-for-sale (Level 3) investment as at December 31, 2012	60,234,118

Fair value of available-for-sale investment (Level 3) as at December 31, 2012 (US$)	9,668,243

Significant unobservable inputs used in the valuation to determine the fair value of available for sale investment in Dining Secretary
Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital (“WACC”)	27%
	Terminal growth rate	3%
	Lack of marketability discount (“LoMD”)	27.5%
Option pricing model	Time to liquidation	3.0 years
	Risk-free rate	0.904%
	Expected volatility	43.4%
	Probability	Liquidation scenario: 45%
		Redemption scenario: 45%
		IPO scenario: 10%
	Dividend yield	Nil

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL
Changes in the carrying amount of goodwill
	2011	2012
	RMB	RMB

Balance at beginning of year	758,231,441	798,601,767
Acquisition (Disposal) of others	40,370,326	23,983,574
Balance at end of period	798,601,767	822,585,341

INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Intangible assets (exclude land use rights)
	2011	2012
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	11,142,578	15,942,578
Supplier Relationship	9,700,000	9,700,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Intangible assets not subject to amortization
Trade mark	272,715,235	290,715,235
Golf membership certificate	4,200,000	4,200,000
Others	8,706,321	8,736,321
	328,301,021	351,131,021
Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(6,887,766)	(9,183,688)
Customer list	(7,846,786)	(10,499,636)
Supplier Relationship	(485,000)	(1,455,000)
Technology patent	(5,544,000)	(7,392,000)
Cross-border travel agency license	(1,117,277)	(1,117,277)
Intangible assets not subject to amortization
Trade mark	—	—
Golf membership certificate	—	—
Others	—	—
	(21,880,829)	(29,647,601)
Net book value
Intangible assets to be amortized
Non-compete agreements	4,591,844	2,295,922
Customer list	3,295,792	5,442,942
Supplier Relationship	9,215,000	8,245,000
Technology patent	3,696,000	1,848,000
Cross-border travel agency license	—	—
Intangible assets not subject to amortization
Trade mark	272,715,235	290,715,235
Golf membership certificate	4,200,000	4,200,000
Others	8,706,321	8,736,321
	306,420,192	321,483,420

Schedule of finite-lived intangible assets, future amortization expense
Amortization
RMB

2013	6,229,366
2014	1,240,000
2015	1,240,000
2016	1,240,000
2017	1,240,000
11,189,366

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Schedule of related party transactions
	2010	2011	2012
	RMB	RMB	RMB
Commissions from Home Inns	18,190,563	17,660,504	35,932,452
Commissions from Hanting	9,509,062	7,965,109	10,988,806
Consideration for disposal majority equity share of Starway Hong Kong from Hanting	—	—	17,131,759
Commissions from Starway Hong Kong	—	—	7,118,150
Purchase of tour package from Ananda Travel Service (Aust.) Pty Limited (“Ananda”)	21,010,558	29,386,855	32,989,774
Printing expenses to Joyu Tourism Operating Group (“Joyu”)	2,160,000	2,160,000	2,160,000
Advertisement purchase from Focus Media Holding Limited (“Focus Media”)	299,925	—	—
Purchase of Shares of Hanting	461,239,269	—	—

Significant balances with related parties
	2011	2012
	RMB	RMB

Due from related parties:
Due from Home Inns	2,556,809	3,797,931
Due from Starway Hong Kong	—	903,094
Due from Hanting	1,009,091	627,145
Others	1,428,660	—
	4,994,560	5,328,170

Due to related parties:
Due to Ananda	8,585,648	9,215,726
Due to Hanting	—	1,000,000
Due to Joyu	360,000	180,000
Due to related parties of a VIE	249,910	—
	9,195,558	10,395,726

TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION
Composition of income tax expense
	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense	(223,144,541)	(265,574,760)	(317,283,820)
Deferred tax benefit	14,471,531	3,388,535	22,757,864
Adjustments to deferred tax assets/liabilities for enacted CIT rate change	3,656,049	—	—
Income tax expense	(205,016,961)	(262,186,225)	(294,525,956)

Reconciliation of the differences between statutory tax rate and the effective tax rate
	2010	2011	2012
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to Subsidiaries in the PRC	(11)%	(10)%	(17)%
Non-deductible expenses incurred	4%	6%	13%
Withholding tax	—	—	10%
Others	(1)%	(1)%	0%
Effective CIT rate	17%	20%	31%

Significant components of deferred tax assets and liabilities
	2011	2012
	RMB	RMB
Deferred tax assets:
Loss carry forward	14,785,786	42,205,411
Accrued liability for customer reward related programs	24,331,749	32,209,006
Accrued staff salary	13,043,243	22,215,827
Deferred tax liabilities	(390,000)	(390,000)
Others	2,797,209	3,452,556
Less: Allowance of deferred tax assets	(14,785,786)	(37,852,274)
Total deferred tax assets	39,782,201	61,840,526

Deferred tax liabilities, non-current:
Recognition of intangible assets	(48,308,692)	(53,309,153)

Net deferred tax liabilities	(8,526,491)	8,531,373

Effect of preferential tax on China operations
	2010	2011	2012
	RMB	RMB	RMB
Tax holiday effect	125,981,081	115,750,217	119,971,884
Basic net income per ADS effect	0.89	0.80	0.88
Diluted net income per ADS effect	0.84	0.76	0.83

OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS
Other Payables and Accruals
	2011	2012
	RMB	RMB
Accrued operating expenses	99,717,241	205,930,617
Electronic Coupon	—	41,475,136
Accruals for property and equipment	32,195,338	34,450,253
Payable for acquisition	10,750,000	19,742,776
Due to employees for stock option proceeds received on their behalf	7,213,112	13,242,768
Deposits received from suppliers and packaged-tour customers	14,936,752	10,161,612
Others	11,977,422	18,754,719
Total	176,789,865	343,757,881

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Basic earnings per share and diluted earnings per share
	2010	2011	2012
	RMB	RMB	RMB

Numerator:
Net income attributable to Ctrip’s shareholders	1,048,069,740	1,076,414,897	714,405,864
Eliminate the dilutive effect of interest expense of convertible bond	—	—	4,617,398
Numerator for diluted earnings per share	1,048,069,740	1,076,414,897	719,023,262

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	35,385,451	35,977,063	34,236,761
Dilutive effect of share options	2,191,605	2,053,911	1,230,941
Dilutive effect of convertible bond	—	—	623,083
Denominator for diluted earnings per ordinary share	37,577,056	38,030,974	36,090,785

Basic earnings per ordinary share	29.62	29.92	20.87
Diluted earnings per ordinary share	27.89	28.30	19.92

Basic earnings per ADS	7.40	7.48	5.22
Diluted earnings per ADS	6.97	7.08	4.98

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings per share
	2010	2011	2012
	RMB	RMB	RMB

Outstanding weighted average stock options	300,275	715,894	1,779,507
Sold Warrants	—	—	1,197,274
	300,275	715,894	2,976,781

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Operating lease commitments
Office Premises
RMB
2013	45,549,115
2014	23,709,758
2015	12,700,603
2016	3,434,275
2017	1,005,229
Thereafter	240,196
86,639,176

PRINCIPAL ACCOUNTING POLICIES (Details) (CNY)	12 Months Ended
Dec. 31, 2012 officer
Shanghai Ctrip Commerce | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	30,000,000
Shanghai Huacheng | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd.
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	99.93%
Registered capital of VIE	70,000,000
Beijing Ctrip | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd.
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	40,000,000
Guangzhou Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	3,000,000
Shanghai Ctrip | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd.
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	4,490,000
Shenzhen Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	2,500,000
Chengdu Ctrip | Shanghai Ctrip
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	3,500,000
Chengdu Ctrip International | Shanghai Ctrip
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	2,000,000
Ctrip Insurance | Shanghai Ctrip Commerce and Ctrip Computer Technology
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	50,000,000

PRINCIPAL ACCOUNTING POLICIES (Details 2)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Amended and restated share pledge agreements	Dec. 31, 2012 Amended and restated exclusive option agreements	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2011 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2010 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Minimum USD ($)	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Minimum CNY	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Maximum USD ($)	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Air tickets Maximum CNY	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Minimum USD ($)	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Minimum CNY	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Maximum USD ($)	Dec. 31, 2012 Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information Amended and Restated Technical Consulting and Services Agreement Packaged-tour products Maximum CNY	Dec. 31, 2012 Chengdu Ctrip and Chengdu Ctrip International CNY	Dec. 31, 2011 Chengdu Ctrip and Chengdu Ctrip International CNY	Dec. 31, 2012 Variable interest entities CNY	Dec. 31, 2011 Variable interest entities CNY	Dec. 31, 2010 Variable interest entities CNY
Financial information of the group's VIEs
Term of technical consulting and services agreements									10 years
Average rate per ticket based on number of tickets sold												$ 1	7	$ 13	82
Average rate per person per tour based on number of tour packages sold																5	29	38	234
Service fees charged from affiliates as percentage of their total net income									82.70%	77.70%	93.10%											82.70%	77.70%	93.10%
Term of automatic renewal of technical consulting and services agreements									10 years
Written notice period required to be served for the termination of agreements									30 days
Period of expiration of share pledge agreements after the pledgor							2 years
Term of exclusive option agreements								10 years
Term of automatic renewal of exclusive option agreements								10 years
Value of an asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves		0
Amount of registered capital and PRC statutory reserves of VIEs																						338,000,000
Total assets	1,873,124,188	11,669,751,008	9,761,434,778																			3,724,911,506	3,282,365,402
Less: Inter-company receivables																						(542,006,382)	(404,109,838)
Total assets excluding intercompany																						3,182,905,124	2,878,255,564
Total liabilities	816,178,134	5,084,871,395	2,616,368,945																			2,835,938,149	2,799,765,002
Less: Inter-company payables																						(564,890,117)	(1,252,325,502)
Total liabilities excluding inter-company																						2,271,048,032	1,547,439,500
Cash and cash equivalents	549,193,907	3,421,532,962	3,503,428,418	2,153,935,111	562,339,034	1,434,618,382																1,402,000,000	1,389,000,000
Accounts receivables	157,911,495	983,804,403	789,036,329																			754,000,000	609,000,000
Prepayments and other current assets	159,519,195	993,820,540	561,193,151																			534,000,000	455,000,000
Advances from customers	227,101,615	1,414,865,769	1,090,852,066																			1,200,000,000	824,000,000
Accounts payable	164,310,709	1,023,672,151	763,256,074																			792,000,000	538,000,000
Taxes payable	34,743,585	216,456,010	220,604,123																			66,000,000	62,000,000
Salary and welfare payable	36,912,718	229,969,924	145,524,036																			78,000,000	51,000,000
Net revenues	667,532,023	4,158,791,249	3,498,084,628	2,881,233,497																		2,465,286,325	1,923,643,591	1,377,332,400
Cost of revenues	166,576,956	1,037,791,093	805,129,784	625,261,342																		644,886,101	461,223,883	303,025,329
Net income	110,834,619	690,510,763	1,084,960,155	1,051,991,699																		198,929,052	206,213,884	54,519,950
Revenues as a percent of total																						59.00%
Net income before the deduction of inter-company consulting fee charges																						1,100,000,000	956,000,000	793,000,000
Service fee																				286,000,000	201,000,000
BT																						5.00%
VAT																						6.00%
Business tax or value added tax relating to unremitted earnings amount																						27,000,000

PRINCIPAL ACCOUNTING POLICIES (Details 3)	0 Months Ended			12 Months Ended				0 Months Ended
	Jan. 20, 2010	Jan. 21, 2010	Dec. 31, 2012 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Land use rights Minimum	Dec. 31, 2012 Land use rights Maximum	Jan. 21, 2010 ADS
PRINCIPAL ACCOUNTING POLICIES
RMB/USD exchange rate used in translation			0.062301
ADS conversion ratio	2	4
Statement
ADS split								2
Lease periods of parcels of land				3 years	10 years	40 years	50 years

PRINCIPAL ACCOUNTING POLICIES (Details 4)	12 Months Ended
Dec. 31, 2012
Building | Minimum
Property, equipment and software
Estimated useful life	20 years
Building | Maximum
Property, equipment and software
Estimated useful life	30 years
Website-related equipment
Property, equipment and software
Estimated useful life	5 years
Computer equipment | Minimum
Property, equipment and software
Estimated useful life	3 years
Computer equipment | Maximum
Property, equipment and software
Estimated useful life	5 years
Furniture and fixtures | Minimum
Property, equipment and software
Estimated useful life	3 years
Furniture and fixtures | Maximum
Property, equipment and software
Estimated useful life	5 years
Software | Minimum
Property, equipment and software
Estimated useful life	3 years
Software | Maximum
Property, equipment and software
Estimated useful life	5 years

PRINCIPAL ACCOUNTING POLICIES (Details 5)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	May 01, 2012 Starway Hong Kong CNY	May 01, 2012 Starway Hong Kong Hanting USD ($)	May 01, 2012 Starway Hong Kong Hanting CNY	Dec. 31, 2012 Starway Hong Kong Hanting CNY
Investment transaction disclosures
Equity sold (as a percent)					51.00%	51.00%	51.00%
Consideration received on sale of noncontrolling interest					$ 2,700,000	17,100,000	17,131,759
Company's noncontrolling interest (as a percent)				49.00%
Noncontrolling interest in Starway	$ 15,288,284	95,247,538	102,770,969	16,500,000

PRINCIPAL ACCOUNTING POLICIES (Details 6) (Wing On Travel)	10 Months Ended
	Dec. 31, 2012	Feb. 28, 2012 USD ($)	Feb. 28, 2012 CNY	May 27, 2010 USD ($)	May 27, 2010 CNY
Business combination disclosures
Acquired percentage of issued share capital		10.00%	10.00%	90.00%	90.00%
Percentage of Ownership	100.00%
Purchase price				$ 88,000,000	598,000,000
Cash payment for acquisition		9,400,000	60,000,000	68,000,000	453,812,774
Amount of difference between the book value of noncontrolling interests and the cash consideration, recorded as additional paid in capital			21,700,000

PRINCIPAL ACCOUNTING POLICIES (Details 7) (Wing On Travel)	Feb. 28, 2012 USD ($)	Feb. 28, 2012 CNY	May 27, 2010 USD ($)	May 27, 2010 CNY
Purchase Price Allocation
Cash and cash equivalents				11,289,928
Restricted cash				10,585,433
Accounts receivable				23,583,536
Amount due from affiliate				455,665
Receivables due from related parties				1,745,930
Prepayments and other current assets				33,194,634
Current assets				80,855,126
Intangible assets				232,183,200
Property, equipment, and software				7,858,060
Long-term deposits				77,438
Investment in affiliate				2,315,208
Non-current assets				242,433,906
Accounts payable				(119,074,454)
Due to related parties				(5,750,730)
Salary and welfare payable				(4,052,475)
Taxes payable				(3,931,719)
Advances from customers				(83,465,919)
Other payables and accruals				(9,732,729)
Current liabilities				(226,008,026)
Other Long-term payables				(113,694)
Deferred tax liabilities, non-current				(38,310,228)
Non-current liabilities				(38,423,922)
Fair value of net assets acquired				58,857,084
Purchase price	9,400,000	60,000,000	68,000,000	453,812,774
Noncontrolling interest				40,338,913
Goodwill				435,294,603
Percentage of noncontrolling interest discount			20.00%	20.00%

PRINCIPAL ACCOUNTING POLICIES (Details 8) (Wing On Travel, CNY)	May 27, 2010 users	Dec. 31, 2012 Trademark	May 27, 2010 Trademark	Dec. 31, 2010 Customer list	May 27, 2010 Customer list
Purchase Price Allocation
Fair value	232,183,200		226,096,000		6,087,200
Useful lives				3 years
Period of recognized branding history		45 years
Period of travel awards		7 years
Registered users on website	700,000

PRINCIPAL ACCOUNTING POLICIES (Details 9) (ezTravel, CNY)	Dec. 31, 2009
ezTravel
Purchase Price Allocation
Cash and cash equivalents	72,580,989
Restricted cash	45,727,507
Short-term investment	7,285,023
Accounts receivable	5,208,390
Prepayments and other current assets	14,584,018
Deferred tax assets, current	177,030
Current assets	145,562,957
Intangible assets	45,700,613
Property, equipment, and software	2,752,425
Long-term deposits	5,241,305
Other long-term assets	50,039
Non-current assets	53,744,382
Accounts payable	(39,204,510)
Salary and welfare payable	(7,763,640)
Taxes payable	(3,154,539)
Advances from customers	(32,844,573)
Other payables and accruals	(4,214,892)
Current liabilities	(87,182,154)
Deferred tax liabilities, non-current	(11,425,153)
Non-current liabilities	(11,425,153)
Fair value of net assets acquired	100,700,032
Cumulative consideration	191,468,053
Noncontrolling interest at fair value	158,479,081
Goodwill	249,247,102

PRINCIPAL ACCOUNTING POLICIES (Details 10) (ezTravel, CNY)	Dec. 31, 2009 users	Dec. 31, 2012 Trademark	Dec. 31, 2009 Trademark	Dec. 31, 2009 Customer list
Purchase Price Allocation
Fair value	45,700,613		40,645,235	5,055,378
Useful lives				3 years
Registered users on website	500,000
Registered trademark renewal period		10 years
Domain name update period		2 years

PRINCIPAL ACCOUNTING POLICIES (Details 11)	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
PRINCIPAL ACCOUNTING POLICIES
Number of business acquisitions or investments material to businesses or financial results of the entity	0	0
Impairment of goodwill		0	0	0
Impairment on other intangible assets		0	0	0
Impairment of long-lived assets		0	0	0
Intangible assets
Intangible asset useful life					3 years	10 years
Accrued liability for customer reward program
Amount of accrued liability for group's customers reward program	34,918,886	217,548,153	161,838,531
Allowance for doubtful accounts activity
Balance at beginning of year		4,974,138	5,718,742	3,630,012
Provision for doubtful accounts	60,378	376,164	185,443	2,522,077
Write-offs		(998,339)	(930,047)	(433,347)
Balance at end of period		4,351,963	4,974,138	5,718,742
Sales and marketing
Advertising expenses		275,501,438	163,324,295	98,489,080

PRINCIPAL ACCOUNTING POLICIES (Details 12) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2010 Stock options	Dec. 31, 2009 Stock options	Feb. 28, 2009 Stock options	Dec. 31, 2008 Stock options	Dec. 31, 2007 Stock options	Dec. 31, 2010 Stock options	Jan. 31, 2012 Stock options Exercise price over $120.00	Feb. 28, 2009 Stock options Minimum	Feb. 28, 2009 Stock options Maximum	Jan. 31, 2012 Restricted stock units (RSUs)	Dec. 31, 2012 Ctrip 2005 Option Plan	Dec. 31, 2011 Ctrip 2005 Option Plan	Nov. 05, 2004 Ctrip 2005 Option Plan	Dec. 31, 2012 Ctrip 2007 Incentive Plan	Oct. 17, 2007 Ctrip 2007 Incentive Plan	Dec. 31, 2012 Ctrip 2007 Incentive Plan Stock options	Dec. 31, 2011 Ctrip 2007 Incentive Plan Stock options	Dec. 31, 2012 Ctrip 2007 Incentive Plan Restricted stock units (RSUs)	Dec. 31, 2011 Ctrip 2007 Incentive Plan Restricted stock units (RSUs)
Share-based compensation disclosures
Vesting period								4 years	3 years											4 years		4 years
Restriction period																						4 years
Restricted stock units outstanding (in shares)																						646,301	190,916
Number of ordinary shares reserved for future issuances of options																	3,000,000		1,000,000
Annual increase of number of ordinary shares reserved under share incentive plans																			1,000,000
Number of option outstanding under share incentive plans (in shares)	3,919,535	5,433,541	4,414,481	3,387,410											829,409	1,242,025				3,090,126	4,191,517	3,090,126	4,191,517
Number of options modified					2,800,000		1,600,000
Vesting period of modified options												3 years	4 years
Unrecognized compensation cost related to modification of options					$ 2.7	$ 2.6	$ 15			$ 2.2
Number of unvested options modified by extension of expiration date					2,300,000
Number of vested options modified by extension of expiration date					500,000	600,000
Lower limit for exercise prices of options modified (in dollars per share)											$ 120
Number of restricted stock units considered for replacement under resolution passed by compensation committee																		518,017
Restricted share units conversion ratio														4
Number of options modified into RSUs																				1,901,372
Number of RSUs into which options are modified																						475,343

PRINCIPAL ACCOUNTING POLICIES (Details 13) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PRINCIPAL ACCOUNTING POLICIES
Number of shares, outstanding, beginning balance	5,433,541	4,414,481	3,387,410
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 85.02	$ 67.71	$ 43.84
Weighted average remaining contractual life (Years), outstanding, beginning balance	5 years 1 month 20 days	5 years 7 months 2 days	5 years 11 months 23 days	3 years 11 months 19 days
Aggregate intrinsic value, outstanding, beginning balance	$ 144,827,231	$ 415,360,566	$ 33,833,477
Number of shares, granted	961,980	1,375,345	1,264,625
Weighted average exercise price, granted (in dollars per share)	$ 79.55	$ 136.86	$ 128.27
Number of shares, exercised	(502,991)	(207,142)	(191,469)
Weighted average exercise price, exercised (in dollars per share)	$ 29.39	$ 38.12	$ 38.28
Number of shares, forfeited	(71,623)	(149,143)	(46,085)
Weighted average exercise price, forfeited (in dollars per share)	$ 136.67	$ 115.98	$ 97.07
Number of shares, converted to RSU in January 2012	(1,901,372)
Weighted average exercise price, converted to RSU in January 2012 (in dollars per share)	$ 91.8
Number of shares, outstanding, ending balance	3,919,535	5,433,541	4,414,481	3,387,410
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 64.81	$ 85.02	$ 67.71	$ 43.84
Weighted average remaining contractual life (Years), outstanding, ending balance	5 years 1 month 20 days	5 years 7 months 2 days	5 years 11 months 23 days	3 years 11 months 19 days
Aggregate intrinsic value, outstanding, ending balance	57,772,345	144,827,231	415,360,566	33,833,477
Number of shares, vested and expect to vest	3,761,793
Weighted average exercise price, vested and expect to vest (in dollars per share)	$ 64.26
Weighted average remaining contractual life (Years), vested and expect to vest	5 years 1 month 2 days
Aggregate intrinsic value, vested and expect to vest	56,649,739
Number of shares, exercisable	1,947,762
Weighted average exercise price, exercisable (in dollars per share)	$ 51.53
Weighted average remaining contractual life (Years), exercisable	3 years 11 months 19 days
Aggregate intrinsic value, exercisable	43,739,769
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)	$ 94.36
Total intrinsic value of options exercised	$ 34,000,000	$ 25,000,000	$ 24,000,000

PRINCIPAL ACCOUNTING POLICIES (Details 14)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 17.00-22.99 USD ($)	Dec. 31, 2012 23.00-34.99 USD ($)	Dec. 31, 2012 35.00-44.99 USD ($)	Dec. 31, 2012 45.00-58.99 USD ($)	Dec. 31, 2012 59.00-77.99 USD ($)	Dec. 31, 2012 78.00-96.99 USD ($)	Dec. 31, 2012 97.00-129.99 USD ($)	Dec. 31, 2012 130.00-159.99 USD ($)
Share-based compensation disclosures by exercise price range
Number of shares, outstanding	3,919,535	3,919,535			4,000	84,246	1,785,136	175,850	463,687	825,467	506,039	75,110
Weighted-average exercise price, outstanding (in dollars per share)					$ 20.55	$ 26.43	$ 38.1	$ 58.39	$ 70.44	$ 91.5	$ 106.49	$ 151.15
Weighted-average remaining contractual life (years), outstanding					4 months 10 days	11 months 12 days	4 years 22 days	2 years 1 month 13 days	7 years 7 months 13 days	6 years 2 months 12 days	6 years 7 months 2 days	6 years 1 month 24 days
Number of shares, exercisable	1,947,762	1,947,762			4,000	84,246	1,310,578	175,850	8,366	222,927	133,420	8,375
Weighted-average exercise price, exercisable					$ 20.55	$ 26.43	$ 38.16	$ 58.39	$ 77.02	$ 96.7	$ 107.46	$ 148.41
Weighted-average remaining contractual life (years), exercisable					4 months 10 days	11 months 12 days	4 years 14 days	2 years 1 month 13 days	2 years 7 months 13 days	4 years 8 months 1 day	6 years 6 months 4 days	6 years 18 days
Assumptions
Weighted average fair value of options granted	$ 38.01		$ 64.79	$ 61.02
Total unrecognized compensation cost	$ 129,000,000
Weighted average recognized period	2 years 6 months	2 years 6 months
Total cash received from the exercise of share options	$ 13,100,000	81,911,154

PRINCIPAL ACCOUNTING POLICIES (Details 15) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	0.71%	0.81%	1.76%
Risk-free interest rate, maximum (as a percent)	1.05%	2.11%	2.41%
Expected life	5 years	5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)		53.00%	52.00%
Volatility, maximum (as a percent)	56.00%	55.00%	53.00%
Fair value of options at grant date per share	$ 38.01	$ 64.79	$ 61.02
Minimum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 33.44	$ 48.69	$ 57.24
Maximum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 42.18	$ 74.39	$ 73.59

PRINCIPAL ACCOUNTING POLICIES (Details 16)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Other income
Financial subsidies		90,280,139	72,791,093	64,016,045
Gain on deconsolidation of subsidiaries	7,131,836	44,432,052
Reimbursement from depository		7,914,706	8,080,557
Foreign exchange gains/(losses)		(9,781,057)	34,879,388	34,142,139
Others		(2,557,897)	1,872,687	967,332
Total	$ 20,912,657	130,287,943	117,623,725	99,125,516

PRINCIPAL ACCOUNTING POLICIES (Details 17) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based compensation arrangement by share-based payment award
Number of shares, converted to RSU	1,901,372
Outstanding at the beginning of the period (in dollars per share)
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 85.02	$ 67.71	$ 43.84
Granted (in dollars per share)	$ 79.55	$ 136.86	$ 128.27
Exercised (in dollars per share)	$ 29.39	$ 38.12	$ 38.28
Forfeited (in dollars per share)	$ 136.67	$ 115.98	$ 97.07
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 64.81	$ 85.02	$ 67.71
Total unrecognized compensation cost	$ 129,000,000
Weighted average recognized period	2 years 6 months
Restricted stock units (RSUs)
Number of Shares
Outstanding at the beginning of the period (in shares)	190,916
Granted (in shares)	164,976	188,407	8,600
Converted from option in January 2012 (in shares)	475,343
Exercised (in shares)	(124,644)
Forfeited (in shares)	(60,290)
Outstanding at the end of the period (in shares)	646,301	190,916
Outstanding at the beginning of the period (in dollars per share)
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 130.29
Granted (in dollars per share)	$ 82.34
Exercised (in dollars per share)	$ 129.84
Forfeited (in dollars per share)	$ 128.27
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 101.3	$ 130.29
Share-based compensation expense	12,500,000	22,500,000	1,200,000
Total unrecognized compensation cost	$ 25,600,000
Weighted average recognized period	3 years
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation arrangement by share-based payment award
Requisite service period	4 years

PRINCIPAL ACCOUNTING POLICIES (Details 18)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 China CNY	Dec. 31, 2011 China CNY	Dec. 31, 2010 China CNY	Dec. 31, 2012 China USD ($)	Jun. 13, 2012 China USD ($)	Dec. 31, 2012 Taiwan CNY	Dec. 31, 2011 Taiwan CNY
Statutory reserves disclosures
Portion of after-tax profit to be allocated to general reserve under PRC law (as a percent)		10.00%					10.00%
Maximum percentage of statutory general reserve related to entity's registered capital		50.00%
Appropriations to statutory reserves		3,371,696	3,408,849	19,325,938			1,801,148	1,255,911
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent		1,600,000,000
Accumulated profit of subsidiaries in PRC distributable in form of dividends to parent		3,600,000,000	2,900,000,000	2,000,000,000
Amount approved as payment of dividend to purchase ADSs						300,000,000
Dividend paid from PRC subsidiaries to Hong Kong subsidiary		62,503,732
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)		10.00%
PRC withholding tax		95,000,000			$ 15,000,000
Segment reporting disclosures
Number of reportable segments	1

PRINCIPAL ACCOUNTING POLICIES (Details 19)	0 Months Ended				12 Months Ended
	Jun. 13, 2012 USD ($)	Sep. 29, 2011 USD ($)	Sep. 30, 2008 USD ($)	Jul. 30, 2008 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 ADS USD ($) item
Treasury stock disclosures
Approved repurchase plan	$ 300,000,000	$ 100,000,000	$ 15,000,000	$ 15,000,000
Number of share repurchase plans							3
Number of shares repurchased							4,365,306
Cost of repurchased shares					1,733,127,675	158,761,225	$ 299,000,000

PRINCIPAL ACCOUNTING POLICIES (Details 20) (Customer concentration risk)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
Net revenues
Certain risks and concentration
Number of Customers Individually Exceeding 10 Percent	0	0	0
Accounts receivable
Certain risks and concentration
Number of Customers Individually Exceeding 10 Percent	0	0

PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and deposits to vendors		644,317,439	529,791,210
Receivables related to Capped Call Option		264,779,132
Interest receivable		36,543,547	10,049,752
Receivables from financial institution		14,368,206	3,024,192
Prepayments for property and equipment		7,885,594	6,736,223
Employee advances		3,676,848	4,692,497
Others		22,249,774	6,899,277
Total	$ 159,519,195	993,820,540	561,193,151

LONG-TERM DEPOSITS AND PREPAYMENTS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
LONG-TERM DEPOSITS AND PREPAYMENTS
Deposits paid to airline suppliers		126,190,327	124,565,156
Unamortized debt issuance cost		32,396,007
Deposit paid to lessor		18,413,764	17,172,324
Prepayments for fixed assets		15,499,330
Deposit paid to travel bureau		110,000	110,000
Others		18,008,882	13,513,012
Total	$ 33,806,569	210,618,310	155,360,492

LAND USE RIGHTS (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Land use rights CNY item	Dec. 31, 2011 Land use rights CNY	Dec. 31, 2010 Land use rights CNY	Dec. 31, 2012 Land use rights Shanghai CNY sqm	Dec. 31, 2012 Land use rights Nantong CNY sqm	Dec. 31, 2012 Land use rights Chengdu CNY sqm
Land use rights
Number of land use rights					3
Cost								68,269,734	48,912,729	9,747,800
Square meters								17,000	19,500	9,000
Use right years								50 years	40 years	50 years
Amortization expense of land use right	7,736,767	8,445,950	7,154,262		2,801,615	2,620,706	2,588,213
Net book value	110,659,284	113,460,899		$ 17,762,040

PROPERTY, EQUIPMENT AND SOFTWARE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Computer equipment CNY	Dec. 31, 2011 Computer equipment CNY	Dec. 31, 2012 Website-related equipment CNY	Dec. 31, 2011 Website-related equipment CNY	Dec. 31, 2012 Furniture and fixtures CNY	Dec. 31, 2011 Furniture and fixtures CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY
Property, equipment and software
Original value					892,430,743	535,764,434	232,200,943	188,512,304	107,209,531	95,780,509	58,079,451	51,239,235	43,782,203	39,694,337	28,866,215	15,719,512	81,050,521	1,764,477
Less: accumulated depreciation and amortization		(319,682,416)	(244,570,938)
Total net book value	180,404,358	1,123,937,191	683,903,870
Depreciation	$ 14,199,260	88,462,807	78,809,867	62,929,541

INVESTMENTS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Home Inns CNY	Dec. 31, 2011 Home Inns CNY	Dec. 31, 2012 Hanting CNY	Dec. 31, 2011 Hanting CNY	Dec. 31, 2012 Dining Secretary CNY	Dec. 31, 2011 Dining Secretary CNY	Dec. 31, 2012 Starway Hong Kong CNY
Investment
Equity method				762,423,802	732,863,669					15,656,192
Available-for-sale						585,540,705	492,658,379	60,234,118	65,414,773
Others		13,393,132	14,208,222
Total net book value	$ 230,694,202	1,437,247,949	1,305,145,043

INVESTMENTS (Details 2) (Home Inns, CNY) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Oct. 02, 2011	Sep. 30, 2011
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)	15.71%	15.71%	17.47%
Number of shares held	14,400,765
Noncash gain due to remeasurement of equity interest based on issuance of shares	39.3
Business Acquired by Home Inns
Equity method investment disclosures
Percentage of equity interest Home Inns acquired in a business		100.00%

INVESTMENTS (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Home Inns CNY	Dec. 31, 2011 Home Inns CNY
Investment cost
Balance at beginning of year					576,296,429	603,656,113
Foreign currency translation					(5,586,601)	(27,359,684)
Total investment cost					570,709,828	576,296,429
Value booked under equity method
Share of profit on affiliated companies investments	5,512,432	34,343,000	57,525,830	66,171,992	206,428,719	167,175,531
Amortization of identifiable intangible assets, net of tax					(14,714,745)	(10,608,291)
Total booked value under equity method					191,713,974	156,567,240
Net book value					762,423,802	732,863,669

INVESTMENTS (Details 4)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 Home Inns CNY	Sep. 30, 2011 Home Inns CNY	Sep. 30, 2010 Home Inns CNY	Dec. 31, 2012 Home Inns ADS USD ($)	Dec. 31, 2012 Home Inns ADS CNY
Equity method investment disclosures
Current assets		1,480,017,000	1,908,389,000
Non-current assets		7,525,212,000	6,013,060,000
Current liabilities		1,927,080,000	1,462,735,000
Non-current liabilities		3,160,390,000	2,635,492,000
Retain earnings		1,018,922,000	1,051,065,000
Noncontrolling interest		10,975,000	12,705,000
Total revenues		5,613,953,000	3,447,769,000	3,068,313,000
Net Revenues		5,269,377,000	3,232,174,000	2,882,711,000
Income from operations		270,689,000	364,600,000	512,909,000
Net income		4,338,000	357,476,000	402,116,000
Net income/(loss) attributable to Home Inns Group's shareholders		(395,000)	351,916,000	394,835,000
Closing price of ADS (in dollars per share)	$ 94.36				$ 28.9
Aggregate market value					$ 208,000,000	1,300,000,000

INVESTMENTS (Details 5)	12 Months Ended			0 Months Ended		12 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Mar. 31, 2010 Hanting USD ($)	Mar. 31, 2010 Hanting CNY	Dec. 31, 2012 Hanting CNY	Dec. 31, 2012 Hanting USD ($)	Mar. 31, 2010 Hanting Ordinary shares USD ($)	Mar. 31, 2010 Hanting Ordinary shares Private placement	Mar. 31, 2010 Hanting Ordinary shares Shareholders	Mar. 31, 2010 Hanting Ordinary shares IPO	Dec. 31, 2012 Hanting ADS USD ($)	Mar. 31, 2010 Hanting ADS USD ($)	Mar. 31, 2010 Hanting ADS IPO USD ($)
Investment transaction disclosures
Purchase of shares, shares purchased									7,202,482	11,646,964	3,200,000			800,000
Purchase of shares, price per share								$ 3.0625						$ 12.25
Purchase of shares, cost of share aggregate	5,100,000	533,009,269		$ 67,500,000	461,000,000
Purchase of shares, number aggregate				22,049,446	22,049,446								3,200,000
Percentage of equity interest purchased aggregate				9.00%	9.00%
Closing price of ADS (in dollars per share)			$ 94.36									$ 17.05	$ 12.25
Fair value of available-for-sale investment						586,000,000	94,000,000
Increase in fair value of the investment credited to other comprehensive income						165,000,000

INVESTMENTS (Details 6)	12 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Mar. 31, 2010 Hanting CNY	Dec. 31, 2010 Hanting CNY	Dec. 31, 2012 Starway Hong Kong CNY	May 01, 2012 Starway Hong Kong CNY	May 01, 2012 Starway Hong Kong Hanting USD ($)	May 01, 2012 Starway Hong Kong Hanting CNY	Dec. 31, 2012 Starway Hong Kong Hanting CNY	Nov. 30, 2010 Dining Secretary USD ($)	Dec. 31, 2012 Dining Secretary USD ($)	Dec. 31, 2012 Dining Secretary CNY	Dec. 31, 2012 BTG-Jianguo CNY
Investment transaction disclosures
Total consideration of acquisition		5,100,000	533,009,269		461,000,000	461,239,269						$ 10,000,000			10,200,000
Decrease in fair value of the investment recorded in other comprehensive income													300,000	2,100,000
Company's noncontrolling interest (as a percent)								49.00%
Noncontrolling interest in Starway	95,247,538	102,770,969		15,288,284				16,500,000
Gain on sale of noncontrolling interest							52,000,000
Transferred equity percentage									51.00%	51.00%	51.00%
Consideration received on sale of noncontrolling interest									2,700,000	17,100,000	17,131,759
Impairments recorded for investments	0

FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2012 Hanting USD ($)	Dec. 31, 2012 Hanting CNY	Dec. 31, 2012 Measured on recurring basis USD ($)	Dec. 31, 2012 Measured on recurring basis CNY	Dec. 31, 2011 Measured on recurring basis USD ($)	Dec. 31, 2011 Measured on recurring basis CNY	Dec. 31, 2012 Measured on recurring basis Hanting USD ($)	Dec. 31, 2012 Measured on recurring basis Hanting CNY	Dec. 31, 2011 Measured on recurring basis Hanting USD ($)	Dec. 31, 2011 Measured on recurring basis Hanting CNY	Dec. 31, 2012 Measured on recurring basis Dining Secretary USD ($)	Dec. 31, 2012 Measured on recurring basis Dining Secretary CNY	Dec. 31, 2011 Measured on recurring basis Dining Secretary USD ($)	Dec. 31, 2011 Measured on recurring basis Dining Secretary CNY	Dec. 31, 2012 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) CNY	Dec. 31, 2011 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) CNY	Dec. 31, 2012 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) Hanting CNY	Dec. 31, 2011 Measured on recurring basis Quoted prices in active market for identical assets (Level 1) Hanting CNY	Dec. 31, 2012 Measured on recurring basis Unobservable inputs (Level 3) CNY	Dec. 31, 2011 Measured on recurring basis Unobservable inputs (Level 3) CNY	Dec. 31, 2012 Measured on recurring basis Unobservable inputs (Level 3) Dining Secretary CNY	Dec. 31, 2011 Measured on recurring basis Unobservable inputs (Level 3) Dining Secretary CNY
Fair value measurement
Available-for-sale investments	$ 94,000,000	586,000,000	$ 103,654,006	645,774,823	$ 88,668,894	558,073,152	$ 93,985,763	585,540,705	$ 78,275,533	492,658,379	$ 9,668,243	60,234,118	$ 10,393,361	65,414,773	585,540,705	492,658,379	585,540,705	492,658,379	60,234,118	65,414,773	60,234,118	65,414,773

FAIR VALUE MEASUREMENT (Details 2)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 30, 2010 Dining Secretary USD ($)	Dec. 31, 2012 Available-for-sale securities Dining Secretary Unobservable inputs (Level 3) CNY	Dec. 31, 2011 Available-for-sale securities Dining Secretary Unobservable inputs (Level 3) CNY	Dec. 31, 2012 Available-for-sale securities Dining Secretary Unobservable inputs (Level 3) USD ($)
Rollforward of Level 3 investment
Fair value of Level 3 investment, beginning balance				65,414,773	66,000,000	$ 9,668,243
Investment in series B preferred shares	(5,100,000)	(533,009,269)	(10,000,000)
Effect of exchange rate change				(638,000)	(3,061,000)
Change in fair value of investment				(4,542,655)	2,475,773
Fair value of Level 3 investment, ending balance				60,234,118	65,414,773	$ 9,668,243

FAIR VALUE MEASUREMENT (Details 3) (Available-for-sale securities, Dining Secretary)	12 Months Ended
Dec. 31, 2012
Discounted cash flow
Significant unobservable inputs used in the valuation
WACC (as a percent)	27.00%
Terminal growth rate (as a percent)	3.00%
LoMD (as a percent)	27.50%
Option pricing model
Significant unobservable inputs used in the valuation
Time to liquidation	3 years
Risk-free rate (as a percent)	0.90%
Expected volatility (as a percent)	43.40%
Dividend yield (as a percent)	0.00%
Option pricing model | Liquidation scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	45.00%
Option pricing model | Redemption scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	45.00%
Option pricing model | IPO scenario
Significant unobservable inputs used in the valuation
Probability (as a percent)	10.00%

GOODWILL (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
Changes in the carrying amount of goodwill
Balance at beginning of year	798,601,767	758,231,441	$ 132,034,051
Acquisition (Disposal) of others	23,983,574	40,370,326
Balance at end of period	822,585,341	798,601,767	$ 132,034,051

INTANGIBLE ASSETS (Details) (CNY)	Dec. 31, 2012	Dec. 31, 2011
Intangible assets disclosures
Intangible assets	351,131,021	328,301,021
Less: accumulated amortization	(29,647,601)	(21,880,829)
Net book value - intangible assets to be amortized	11,189,366
Net book value	321,483,420	306,420,192
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	290,715,235	272,715,235
Net book value - intangible assets not subject to amortization	290,715,235	272,715,235
Golf Membership Certificate
Intangible assets disclosures
Intangible assets not subject to amortization	4,200,000	4,200,000
Net book value - intangible assets not subject to amortization	4,200,000	4,200,000
Others
Intangible assets disclosures
Intangible assets not subject to amortization	8,736,321	8,706,321
Net book value - intangible assets not subject to amortization	8,736,321	8,706,321
Noncompete agreements
Intangible assets disclosures
Intangible assets to be amortized	11,479,610	11,479,610
Less: accumulated amortization	(9,183,688)	(6,887,766)
Net book value - intangible assets to be amortized	2,295,922	4,591,844
Customer list
Intangible assets disclosures
Intangible assets to be amortized	15,942,578	11,142,578
Less: accumulated amortization	(10,499,636)	(7,846,786)
Net book value - intangible assets to be amortized	5,442,942	3,295,792
Supplier relationship
Intangible assets disclosures
Intangible assets to be amortized	9,700,000	9,700,000
Less: accumulated amortization	(1,455,000)	(485,000)
Net book value - intangible assets to be amortized	8,245,000	9,215,000
Technology patent
Intangible assets disclosures
Intangible assets to be amortized	9,240,000	9,240,000
Less: accumulated amortization	(7,392,000)	(5,544,000)
Net book value - intangible assets to be amortized	1,848,000	3,696,000
Cross-border travel agency license
Intangible assets disclosures
Intangible assets to be amortized	1,117,277	1,117,277
Less: accumulated amortization	(1,117,277)	(1,117,277)

INTANGIBLE ASSETS (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTANGIBLE ASSETS
Amortization of intangible assets	7,736,767	8,445,950	7,154,262
Annual estimated amortization expense for intangible assets subject to amortization
2013	6,229,366
2014	1,240,000
2015	1,240,000
2016	1,240,000
2017	1,240,000
Total	11,189,366

SHORT-TERM BORROWINGS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Jun. 30, 2012 China Construction Bank CNY	Dec. 31, 2012 China Construction Bank USD ($) item	Dec. 31, 2012 China Construction Bank CNY	Jun. 30, 2012 China Construction Bank USD ($) item	Dec. 31, 2012 China Construction Bank Borrowing with an interest rate of 2.3679%	Dec. 31, 2012 China Construction Bank Borrowing with an interest rate of 2.3606%	Dec. 31, 2012 China Construction Bank Borrowing with an interest rate of 2.3551%	Jul. 31, 2012 Agricultural Bank of China CNY item	Jul. 31, 2012 Agricultural Bank of China Loan facility
Short-term borrowings
Maximum borrowing capacity						$ 72,750,000				500,000,000
Maturity term			12 months							3 months
Bank deposit by which facility is collateralized			500,000,000							500,000,000
Number of subsidiaries which have provided bank deposits as collateral						1				1
Number of borrowings under the facility				3	3					4
Aggregate borrowings under the facility	$ 72,788,339	453,478,628		$ 72,750,000	453,500,000					490,000,000
Interest rate (as a percent)							2.37%	2.36%	2.36%		2.85%

RELATED PARTY TRANSACTIONS (Details)	12 Months Ended				12 Months Ended					3 Months Ended	12 Months Ended				12 Months Ended											12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Home Inns CNY	Dec. 31, 2011 Home Inns CNY	Dec. 31, 2010 Home Inns CNY	Dec. 31, 2012 Home Inns USD ($) item	Dec. 31, 2012 Home Inns ADS USD ($)	Mar. 31, 2010 Hanting CNY	Dec. 31, 2012 Hanting CNY	Dec. 31, 2011 Hanting CNY	Dec. 31, 2010 Hanting CNY	Dec. 31, 2012 Hanting USD ($)	Dec. 31, 2012 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2011 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2010 Ananda Travel Service (Aust.) Pty Limited ("Ananda") CNY	Dec. 31, 2012 Joyu Tourism Operating Group ("Joyu") CNY	Dec. 31, 2011 Joyu Tourism Operating Group ("Joyu") CNY	Dec. 31, 2010 Joyu Tourism Operating Group ("Joyu") CNY	Dec. 31, 2012 Focus Media Holding Limited ("Focus Media") CNY	Dec. 31, 2011 Focus Media Holding Limited ("Focus Media") CNY	Dec. 31, 2010 Focus Media Holding Limited ("Focus Media") CNY	Dec. 31, 2011 Related parties of VIE CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2012 Starway Hong Kong CNY	May 01, 2012 Starway Hong Kong Hanting USD ($)	May 01, 2012 Starway Hong Kong Hanting CNY	Dec. 31, 2012 Starway Hong Kong Hanting CNY
RELATED PARTY TRANSACTIONS
Commissions from related parties					35,932,452	17,660,504	18,190,563				10,988,806	7,965,109	9,509,062													7,118,150
Consideration for disposal majority equity share of Starway Hong Kong from Hanting																											2,700,000	17,100,000	17,131,759
Purchases from related party															32,989,774	29,386,855	21,010,558	2,160,000	2,160,000	2,160,000	0	0	299,925
Purchase of Shares of related parties	5,100,000	533,009,269								461,000,000			461,239,269
Transferred equity percentage																											51.00%	51.00%	51.00%
Number of shared directors								2
Purchase of shares, number aggregate									7,200,383					22,049,446
Unit Cost of Related Parties (in dollars per share)			$ 94.36						$ 13					$ 3.0625
Percentage of total shares outstanding of related parties														9.00%
Percentage of total shares outstanding of related parties					15.00%
Total cost of investment					625,000,000			92,000,000			461,000,000			67,500,000
Due from related parties	4,994,560		855,230	5,328,170	3,797,931	2,556,809					627,145	1,009,091													1,428,660	903,094
Due to related parties	9,195,558		$ 1,668,629	10,395,726							1,000,000				9,215,726	8,585,648		180,000	360,000					249,910

EMPLOYEE BENEFITS (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFITS
Expense of Employee Benefits	334,150,368	234,725,030	158,641,293

TAXATION (Details) (CNY)	12 Months Ended																							120 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Chengdu Ctrip	Dec. 31, 2011 Chengdu Ctrip International	Dec. 31, 2011 Western region of China	Dec. 31, 2012 Hong Kong Profits Tax	Dec. 31, 2012 Taiwan Enterprise Income Tax	Dec. 31, 2010 Taiwan Enterprise Income Tax	Dec. 31, 2009 Taiwan Enterprise Income Tax	Dec. 31, 2012 PRC Corporate Income Tax	Dec. 31, 2012 PRC Corporate Income Tax Ctrip Computer Technology	Dec. 31, 2012 PRC Corporate Income Tax Ctrip Travel Information	Dec. 31, 2012 PRC Corporate Income Tax Ctrip Travel Network	Dec. 31, 2012 PRC Corporate Income Tax Software Hotel Information	Dec. 31, 2012 PRC Corporate Income Tax Shenzhen Ctrip	Dec. 31, 2011 PRC Corporate Income Tax Shenzhen Ctrip	Dec. 31, 2010 PRC Corporate Income Tax Shenzhen Ctrip	Dec. 31, 2009 PRC Corporate Income Tax Shenzhen Ctrip	Dec. 31, 2008 PRC Corporate Income Tax Shenzhen Ctrip	Dec. 31, 2012 PRC Corporate Income Tax Shenzhen	Dec. 31, 2007 PRC Corporate Income Tax Shenzhen	Dec. 31, 2011 PRC Corporate Income Tax Western region of China	Dec. 31, 2010 PRC Corporate Income Tax Western region of China	Dec. 31, 2012 PRC Corporate Income Tax High new tech enterprises	Dec. 31, 2011 PRC Corporate Income Tax High new tech enterprises item	Dec. 31, 2010 PRC Corporate Income Tax High new tech enterprises
Taxation
Applicable tax rate (as a percent)	25.00%	25.00%	25.00%	15.00%	15.00%	25.00%	16.50%	17.00%	17.00%	25.00%	25.00%	15.00%	15.00%	15.00%	15.00%	25.00%	24.00%	22.00%	20.00%	18.00%	25.00%	15.00%	15.00%	15.00%	15.00%
Qualification effective period expired																											3 years
Number of entities that reapplied for High New Tech Enterprises qualification and got approval																										4
Reduction rate upon statutory income tax rate (as a percent)																							5.00%
Withholding tax							5.00%
Deferred tax liability provided on the outside basis difference from undistributed earnings	0

TAXATION (Details 2)	Dec. 31, 2012 CNY	Dec. 31, 2012 China USD ($)	Dec. 31, 2012 China CNY	Jun. 13, 2012 China USD ($)	Jan. 02, 2008 China Undistributed earnings of foreign invested enterprises CNY
Tax rate disclosure
Amount approved as payment of dividend to purchase ADSs				$ 300,000,000
PRC withholding tax		5.00%	5.00%
Accrued withholding tax for dividend distribution		15,000,000	95,000,000
Undistributed earnings of foreign subsidiaries					3,600,000,000
Deferred tax liability provided on the outside basis difference for the remaining undistributed earnings	0

TAXATION (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION
Current income tax expense		(317,283,820)	(265,574,760)	(223,144,541)
Deferred tax benefit		22,757,864	3,388,535	14,471,531
Adjustments to deferred tax assets/liabilities for enacted CIT rate change				3,656,049
Income tax expense	$ (47,274,676)	(294,525,956)	(262,186,225)	(205,016,961)

TAXATION (Details 4)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to Subsidiaries in the PRC (as a percent)	(17.00%)	(17.00%)	(10.00%)	(11.00%)
Non-deductible expenses incurred (as a percent)	13.00%	13.00%	6.00%	4.00%
Withholding tax rate (as a percent)	(10.00%)	(10.00%)
Others (as a percent)	0.00%	0.00%	(1.00%)	(1.00%)
Effective CIT rate (as a percent)	31.00%	31.00%	20.00%	17.00%
Deferred tax assets:
Loss carry forward		42,205,411	14,785,786
Accrued liability for customer reward related programs		32,209,006	24,331,749
Accrued staff salary		22,215,827	13,043,243
Deferred tax liabilities		(390,000)	(390,000)
Others		3,452,556	2,797,209
Less: Allowance of deferred tax assets		(37,852,274)	(14,785,786)
Total deferred tax assets	9,926,089	61,840,526	39,782,201
Deferred tax liabilities, non-current:
Recognition of intangible assets		(53,309,153)	(48,308,692)
Net deferred tax liabilities		8,531,373	(8,526,491)
Operating tax loss carry forwards		169,000,000

TAXATION (Details 5) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax holiday
Tax holiday effect	119,971,884	115,750,217	125,981,081
ADS
Income tax holiday
Basic net income per share effect (in dollars per share)	0.88	0.8	0.89
Diluted net income per share effect (in dollars per share)	0.83	0.76	0.84

OTHER PAYABLES AND ACCRUALS (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
OTHER PAYABLES AND ACCRUALS
Accrued operating expenses		205,930,617	99,717,241
Electronic Coupon		41,475,136
Accruals for property and equipment	5,529,647	34,450,253	32,195,338	120,067,060
Payable for acquisition		19,742,776	10,750,000
Due to employees for stock option proceeds received on their behalf		13,242,768	7,213,112
Deposits received from suppliers and packaged-tour customers		10,161,612	14,936,752
Others		18,754,719	11,977,422
Total	$ 55,176,944	343,757,881	176,789,865

LONG-TERM DEBT (Details) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 ADS Purchased call option	Dec. 31, 2012 ADS Sold Warrants USD ($)	Sep. 24, 2012 Convertible Senior Notes USD ($)	Dec. 31, 2012 Convertible Senior Notes USD ($)	Dec. 31, 2012 Convertible Senior Notes CNY	Sep. 24, 2012 Convertible Senior Notes ADS USD ($)	Dec. 31, 2012 Convertible Senior Notes ADS USD ($)
LONG-TERM DEBT
Aggregate principle amount					$ 180,000,000
Interest rate (as a percent)					0.50%
Initial conversion rate								0.0517116
Initial conversion price (in dollars per share)								$ 19.34
Proceeds from issuance of convertible debt	176,112,005	1,097,195,400			175,000,000
Debt issuance costs					5,400,000
Value of the Notes	180,000,000	1,121,418,000				180,000,000	1,100,000,000
Percentage of principal amount at which the entity is required to repurchase debt under non-contingent option						1	1
Percentage of principal amount at which the entity may be required to repurchase debt under contingent option						1	1
Increased initial conversion price, after effect of call option and warrants (in dollars per share)									$ 26.37
Proceeds from sale of warrants	$ 26,886,238	167,503,950		$ 26,600,000
Number of shares that can be purchased from warrants sold				9.3
Exercise price of warrants sold (in dollars per share)				$ 26.37
Expected life of warrants				5 years
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option			9.3

TREASURY STOCK (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended						0 Months Ended
	Sep. 26, 2012 Capped call option item	Dec. 19, 2012 Capped call option American Depository Shares item	Jan. 31, 2013 Capped call option American Depository Shares	Dec. 31, 2012 Capped call option American Depository Shares	Sep. 26, 2012 Capped call option American Depository Shares	Dec. 19, 2012 Capped call option American Depository Shares Maximum	Sep. 26, 2012 Purchased call option American Depository Shares	Sep. 26, 2012 Written call option American Depository Shares
Treasure stock
Initial notional amount of derivative	$ 75,000,000
Number of treasury stock to be repurchased as per the Agreement						4.4
Number of components of the Agreements	2
Treasure stock repurchase prepayment							62,182,346
Strike price (in dollars per share)							$ 0.0001	$ 14.3621
Total strike notion amount					63,749,958
Premium that will be retained upon maturity, if trading price of stock gets above upper strike price		1,567,612
Initial cash prepayment that will be retained upon maturity, if trading price of stock gets above upper strike price		62,182,346
Cash settlement amount		63,749,958
Number of shares to be received upon maturity if trading price of stock gets below upper strike price		4,438,769
Settlement amount received		$ 63,700,000	$ 42,500,000	$ 21,200,000

EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Dec. 31, 2012 Sold Warrants	Dec. 31, 2012 Ordinary shares USD ($)	Dec. 31, 2012 Ordinary shares CNY	Dec. 31, 2011 Ordinary shares CNY	Dec. 31, 2010 Ordinary shares CNY	Dec. 31, 2012 ADS USD ($)	Dec. 31, 2012 ADS CNY	Dec. 31, 2011 ADS CNY	Dec. 31, 2010 ADS CNY
Numerator:
Net income attributable to Ctrip's shareholders	$ 114,670,047	714,405,864	1,076,414,897	1,048,069,740
Eliminate the dilutive effect of interest expense of convertible bond		4,617,398
Numerator for diluted earnings per share		719,023,262	1,076,414,897	1,048,069,740
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	34,236,761	34,236,761	35,977,063	35,385,451
Dilutive effect of share options	1,230,941	1,230,941	2,053,911	2,191,605
Dilutive effect of convertible bond	623,083	623,083
Denominator for diluted earnings per ordinary share	36,090,785	36,090,785	38,030,974	37,577,056
Earning per share
Basic (in dollars per share)									$ 3.35	20.87	29.92	29.62	$ 0.84	5.22	7.48	7.4
Diluted (in dollars per share)									$ 3.2	19.92	28.3	27.89	$ 0.8	4.98	7.08	6.97
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	2,976,781	2,976,781	715,894	300,275	1,779,507	715,894	300,275	1,197,274

COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease commitments
2013	45,549,115
2014	23,709,758
2015	12,700,603
2016	3,434,275
2017	1,005,229
Thereafter	240,196
Total	86,639,176
Operating lease, rental expense
Operating lease, rental expense	94,213,513	66,208,557	45,744,187
Capital commitments
Outstanding Capital Commitments	284,500,000
Guarantee
Guarantee Arrangement	777,000,000

SUBSEQUENT EVENTS (Details)	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Feb. 28, 2013 Subsequent event Series B convertible preferred shares USD ($)	Feb. 28, 2013 Subsequent event Series B convertible preferred shares CNY
Subsequent events
Shares issued under the Share Purchase Agreement (in shares)			33,333,333	33,333,333
Share price of shares issued under the Share Purchase Agreement (in dollars per share)	$ 94.36		$ 1.1
Aggregate consideration from issuance of convertible preferred shares	$ 10,226,132	63,709,828	$ 36,700,000	228,300,000